UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

All-Cap Global Resources Portfolio	Municipal Money Market Portfolio
Asset Allocation Portfolio	New Jersey Municipal Money Market Portfolio
Aurora Portfolio	North Carolina Municipal Money Market Portfolio
Capital Appreciation Portfolio	Ohio Municipal Money Market Portfolio
Exchange Portfolio	Pennsylvania Municipal Money Market Portfolio
Global Opportunities Portfolio	Small Cap Core Equity Portfolio
Global Resources Portfolio	Small Cap Growth Equity Portfolio
Global Science & Technology Opportunities Portfolio	Small Cap Value Equity Portfolio
Health Sciences Opportunities Portfolio	Small/Mid-Cap Growth Portfolio
International Opportunities Portfolio	U.S. Opportunities Portfolio
Mid-Cap Value Equity Portfolio	U.S. Treasury Money Market Portfolio
Mid-Cap Growth Equity Portfolio	Virginia Municipal Money Market Portfolio
Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds, 800 Scudders

Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2008 (Unaudited)	Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Brazil — 0.8%
Oil & Gas — 0.8%
Petroleo Brasileiro SA - ADR	30,400	$2,153,232

Ireland — 1.5%
Pharmaceuticals — 1.5%
Elan Corp. Plc - ADR	112,100	3,985,155

United States — 97.1%
Aerospace — 1.1%
Northrop Grumman Corp.	41,800	2,796,420

Banks — 0.6%
JPMorgan Chase & Co.	45,600	1,564,536

Beverages & Bottling — 4.1%
The Coca-Cola Co.	165,100	8,581,898
PepsiCo, Inc.	34,700	2,206,573

		10,788,471

Business Services — 0.7%
Fluor Corp.	9,300	1,730,544

Computer & Office Equipment — 5.0%
Apple, Inc.	42,046	7,040,182
Cisco Systems, Inc.(a)	255,308	5,938,464

		12,978,646

Computer Software & Services — 11.0%
Activision, Inc.	171,400	5,839,598
Adobe Systems, Inc.(a)(b)	188,029	7,406,462
Google, Inc. - Class A(a)	12,794	6,735,017
Microsoft Corp.	163,603	4,500,719
Salesforce.com, Inc.(a)	61,230	4,177,723

		28,659,519

Energy & Utilities — 1.7%
Exelon Corp.	48,751	4,385,640

Finance — 0.7%
NYSE Euronext, Inc.	34,900	1,768,034

Food & Agriculture — 1.6%
Monsanto Co.	32,540	4,114,358

Machinery & Heavy Equipment — 1.8%
Joy Global, Inc.	61,000	4,625,630

Manufacturing — 8.1%
BorgWarner, Inc.	47,200	2,094,736
Corning, Inc.	148,893	3,431,984
Cummins, Inc.	67,000	4,389,840
Danaher Corp.(b)	89,300	6,902,890
Honeywell International, Inc.	87,218	4,385,321

		21,204,771

Measuring & Controlling Devices — 2.3%
Thermo Electron Corp.(b)	108,300	6,035,559

Medical & Medical Services — 2.9%
Henry Schein, Inc.	62,300	3,212,811
Medco Health Solutions, Inc.(a)	91,822	4,333,998

		7,546,809

Medical Instruments & Supplies — 3.8%
C.R. Bard, Inc.	26,700	2,348,265
DENTSPLY International, Inc.	49,500	1,821,600
Johnson & Johnson	89,600	5,764,864

		9,934,729

Metal & Mining — 6.2%
Agnico-Eagle Mines Ltd.	58,400	4,343,208
CONSOL Energy, Inc.	36,018	4,047,343
Freeport-McMoRan Copper & Gold, Inc.—Class B	43,337	5,078,663
Massey Energy Co.	30,584	2,867,250

		16,336,464

Oil & Gas — 8.7%
Cameron International Corp.	99,200	5,490,720
EOG Resources, Inc.	23,620	3,098,944
Schlumberger Ltd.	114,037	12,250,995
Transocean, Inc.(a)	12,905	1,966,593

		22,807,252

Pharmaceuticals — 8.0%
Abbott Laboratories	94,300	4,995,071
Celgene Corp.(a)	68,900	4,400,643
Genentech, Inc.(a)	46,100	3,498,990
Genzyme Corp.(a)	41,600	2,996,032
Gilead Sciences, Inc.(a)	96,900	5,130,855

		21,021,591

Restaurants — 0.9%
McDonald’s Corp.	44,600	2,507,412

Retail Merchandising — 7.9%
Amazon.com, Inc.	39,622	2,905,481
CVS Caremark Corp.	20,100	795,357
Kohl’s Corp.(a)	69,840	2,796,394
Nordstrom, Inc.	64,767	1,962,440
Ross Stores, Inc.	71,470	2,538,614
Wal-Mart Stores, Inc.	171,686	9,648,753

		20,647,039

Security Brokers & Dealers — 1.8%
Janus Capital Group, Inc.	183,283	4,851,501

Semiconductors & Related Devices — 2.2%
Broadcom Corp. - Class A	80,100	2,185,929
PMC-Sierra, Inc.(a)(b)	452,700	3,463,155

		5,649,084

Portfolios Abbreviations

To simplify the listings of Portfolios’ holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the list on the right.	ADR	American Depository Receipts	JPY	Japanese Yen
	AUD	Australian Dollar	LLC	Limited Liability Company
	CAD	Canadian Dollar	LP	Limited Partnership
	CHF	Swiss Francs	NOK	Norwegian Krone
	DKK	Danish Krone	PLN	Polish Zloty
	EUR	Euro	REIT	Real Estate Investment Trust
	GBP	British Pound	SEK	Swedish Krona
	GDR	Global Depository Reciepts	SGD	Singapore Dollar
	HKD	Hong Kong Dollar	ZAR	South African Rand

JUNE 30, 2008	1

Schedule of Investments (concluded)	Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Soaps & Cosmetics — 3.1%
Avon Products, Inc.	107,100	$3,857,742
The Procter & Gamble Co.	69,900	4,250,619

		8,108,361

Telecommunications — 8.1%
American Tower Corp. - Class A	131,214	5,543,792
AT&T, Inc.	69,928	2,355,874
QUALCOMM, Inc.	266,106	11,807,123
Research In Motion Ltd.(a)	12,220	1,428,518

		21,135,307

Tobacco — 2.6%
Philip Morris International, Inc.	140,412	6,934,949

Transportation — 1.1%
Expeditors International of Washington, Inc.(b)	65,028	2,796,204

Waste Management — 1.1%
Waste Management, Inc.	74,200	2,798,082

Total United States		253,726,912

Total Common Stocks (Cost — $223,474,483) — 99.4%		259,865,299

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	22,081,200	22,081,200
Galileo Money Market Fund, 2.32%(e)	1,267,604	1,267,604

Total Short-Term Investments (Cost — $23,348,804) — 8.9%		23,348,804

Total Investments (Cost — $246,823,287*) — 108.3%		283,214,103
Obligation to Return Securities Lending Collateral — (8.4)%		(22,081,200)
Other Assets in Excess of Liabilities — 0.1%		335,852

Net Assets — 100.0%		$261,468,755

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$247,494,876

Gross unrealized appreciation	$44,778,150
Gross unrealized depreciation	(9,058,923)

Net unrealized appreciation	$35,719,227

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$22,081,200	$87,271

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities Exchange Commission (“SEC”). This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

2	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Bermuda — 0.9%
Medical & Medical Services — 0.9%
Covidien Ltd.	174,800	$8,371,172

United States — 94.4%
Banks — 6.4%
The Bank of New York Mellon Corp.	258,200	9,767,706
Cullen/Frost Bankers, Inc.	174,635	8,705,555
First Midwest Bancorp, Inc.(a)	456,313	8,510,237
People’s United Financial, Inc.	834,720	13,021,632
Wintrust Financial Corp.	377,900	9,012,915
Zions Bancorporation(a)	342,600	10,788,474

		59,806,519

Beverages & Bottling — 1.0%
Constellation Brands, Inc.	476,300	9,459,318

Broadcasting — 1.3%
Belo Corp.	1,702,026	12,441,810

Business Services — 1.5%
The Brink’s Co.	139,300	9,113,006
W.W. Grainger, Inc.	56,492	4,621,046

		13,734,052

Chemicals — 3.8%
Albemarle Corp.	197,100	7,866,261
Ashland, Inc.(a)	236,800	11,413,760
Celanese Corp. - Series A	148,900	6,798,774
Hercules, Inc.(a)	515,500	8,727,415

		34,806,210

Computer & Office Equipment — 0.5%
Electronics for Imaging, Inc.	310,100	4,527,460
Phase Metrics, Inc.(b)(c)	108,409	2,168

		4,529,628

Computer Software & Services — 1.4%
Tech Data Corp.	219,700	7,445,633
Teradata Corp.(b)	226,500	5,241,210

		12,686,843

Containers — 2.3%
Owens-Illinois, Inc.	223,000	9,296,870
Pactiv Corp.(b)	577,100	12,251,833

		21,548,703

Electronics — 2.3%
Agilent Technologies, Inc.	287,700	10,224,858
Intersil Corp. - Class A	291,000	7,077,120
Jabil Circuit, Inc.	258,600	4,243,626

		21,545,604

Energy & Utilities — 12.6%
Constellation Energy Group, Inc.	142,800	11,723,880
Edison International	316,000	16,236,080
Entergy Corp.	99,100	11,939,568
Equitable Resources, Inc.	190,700	13,169,742
Integrys Energy Group, Inc.	254,500	12,936,235
NRG Energy, Inc.(b)	280,000	12,012,000
PPL Corp.	243,400	12,722,518
Questar Corp.	156,000	11,082,240
Wisconsin Energy Corp.	326,100	14,746,242

		116,568,505

Entertainment & Leisure — 1.1%
Pinnacle Entertainment, Inc.(b)	953,100	9,998,019

Finance — 6.1%
Affiliated Managers Group, Inc.	61,300	5,520,678
AllianceBernstein Holding LP	213,000	11,646,840
Astoria Financial Corp.	553,000	11,104,240
Capital One Financial Corp.	92,400	3,512,124
Freedom Pay, Inc.(c)	43,051	431
Invesco Ltd.	475,000	11,390,500
TD Ameritrade Holding Corp.(b)	723,800	13,093,542

		56,268,355

Food & Agriculture — 3.8%
Dean Foods Co.	531,900	10,435,878
Del Monte Foods Co.	1,760,517	12,499,671
Lorillard, Inc.(b)	176,000	12,172,160

		35,107,709

Insurance — 7.8%
Assurant, Inc.	168,900	11,140,644
AXIS Capital Holdings Ltd.	363,200	10,826,992
Hanover Insurance Group, Inc.	294,969	12,536,182
HCC Insurance Holdings, Inc.	646,200	13,660,668
Lincoln National Corp.	256,000	11,601,920
W.R. Berkley Corp.	510,800	12,340,928

		72,107,334

Machinery & Heavy Equipment — 1.2%
Albany International Corp. - Class A	387,700	11,243,300

Manufacturing — 6.0%
Dover Corp.	235,200	11,376,624
Eaton Corp.	125,900	10,697,723
General Cable Corp.(a)(b)	56,700	3,450,195
Jones Apparel Group, Inc.(a)	428,900	5,897,375
Sherwin-Williams Co.	109,100	5,010,963
Teleflex, Inc.	223,400	12,418,806
Textron, Inc.	138,200	6,623,926

		55,475,612

Medical & Medical Services — 4.5%
Coventry Health Care, Inc.	307,400	9,351,108
DaVita, Inc.(b)	144,100	7,656,033
Laboratory Corp. of America Holdings(a)(b)	182,100	12,679,623
Quest Diagnostics, Inc.(a)	249,400	12,088,418

		41,775,182

Medical Instruments & Supplies — 1.0%
The Cooper Cos., Inc.	247,200	9,183,480

Metal & Mining — 1.7%
CONSOL Energy, Inc.	63,300	7,113,021
Reliance Steel & Aluminum Co.	111,500	8,595,535

		15,708,556

Motor Vehicles — 0.5%
Ford Motor Co.(b)	941,614	4,529,163

Oil & Gas — 7.5%
BJ Services Co.	385,600	12,316,064
EOG Resources, Inc.	37,300	4,893,760
National Oilwell Varco, Inc.(b)	163,675	14,521,246
Newfield Exploration Co.(b)	190,800	12,449,700
Noble Corp.	166,300	10,802,848
Southwestern Energy Co.(b)	125,500	5,975,055
Swift Energy Co.(b)	134,600	8,891,676

		69,850,349

JUNE 30, 2008	3

Schedule of Investments (concluded)	Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Publishing & Printing — 1.4%
R.R. Donnelley & Sons Co.	441,100	$13,096,259

Railroad & Shipping — 0.6%
Norfolk Southern Corp.	94,700	5,934,849

Real Estate — 2.4%
Boston Properties, Inc. (REIT)	139,900	12,621,778
Simon Property Group, Inc. (REIT)(a)	102,000	9,168,780

		21,790,558

Restaurants — 0.4%
Brinker International, Inc.	191,500	3,619,350

Retail Merchandising — 9.0%
Advance Auto Parts, Inc.	74,000	2,873,420
Chico’s FAS, Inc.(b)	777,700	4,176,249
Foot Locker, Inc.	714,300	8,893,035
Limited Brands, Inc.	741,600	12,495,960
Longs Drug Stores Corp.(a)	181,100	7,626,121
Macy’s, Inc.	482,300	9,366,266
OfficeMax, Inc.	301,600	4,192,240
Safeway, Inc.(a)	767,000	21,897,850
Saks, Inc.(a)(b)	620,100	6,808,698
The Talbots, Inc.(a)	479,074	5,552,468

		83,882,307

Security Brokers & Dealers — 0.6%
Piper Jaffray Cos., Inc.	177,900	5,217,807

Semiconductors & Related Devices — 0.8%
Micron Technology, Inc.(b)	1,284,800	7,708,800

Telecommunications — 3.4%
Amdocs Ltd.	367,914	10,824,030
Anixter International, Inc.(a)(b)	182,475	10,855,438
CommScope, Inc.(a)(b)	185,400	9,783,558

		31,463,026

Tobacco — 1.5%
UST, Inc.	255,500	13,952,855

Total United States		875,040,062

Total Common Stocks (Cost — $872,336,900) — 95.3%		883,411,234

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(d)(e)(f)	141,488,150	141,488,150
Galileo Money Market Fund, 2.32%(f)	36,005,928	36,005,928

Total Short-Term Investments (Cost — $177,494,078) — 19.1%		177,494,078

Total Investments Before Option Written (Cost — $1,049,830,978*) — 114.4%		1,060,905,312

	Contracts	Value
Call Option Written
Assurant, Inc., expiring July 2008 at USD 70
(Premiums received — $11,060) — (0.0)%	(140)	$(6,650)

Total Investments Net of Outstanding Option Written (Cost — $1,049,819,918) — 114.4%		1,060,898,662
Obligation to Return Securities Lending Collateral — (15.3)%		(141,488,150)
Other Assets in Excess of Liabilities — 0.9%		7,940,828

Net Assets — 100.0%		$927,351,340

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,069,429,561

Gross unrealized appreciation	$92,833,850
Gross unrealized depreciation	(101,358,099)

Net unrealized depreciation	$(8,524,249)

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Security is fair valued by the Board of Trustees.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$141,488,150	$1,005,076

(e)	Security purchased with the cash proceeds from securities loans.

(f)	Represents current yield as of report date.

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

4	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Bermuda — 1.2%
Business Services — 1.2%
Genpact Ltd.(b)	265,000	$3,953,800

Canada — 0.6%
Retail Merchandising — 0.6%
Lululemon Athletica, Inc.(b)	66,300	1,926,678

Luxembourg — 1.3%
Oil & Gas — 1.3%
Acergy SA - ADR	197,600	4,398,576

United Kingdom — 1.2%
Pharmaceuticals — 1.2%
Shire Plc - ADR	85,056	4,178,801

United States — 91.6%
Aerospace — 2.0%
BE Aerospace, Inc.	153,800	3,582,002
Goodrich Corp.	64,800	3,075,408

		6,657,410

Banks — 1.8%
Fidelity National Information Services, Inc.	160,600	5,927,746

Broadcasting — 0.9%
CKX, Inc.	353,000	3,088,750

Business Services — 2.6%
Iron Mountain, Inc.(b)	248,800	6,605,640
Strayer Education, Inc.	9,500	1,986,165

		8,591,805

Chemicals — 4.5%
Agrium, Inc.	63,900	6,871,806
Celanese Corp. - Series A	167,400	7,643,484
Intrepid Potash, Inc.(a)	5,200	342,056

		14,857,346

Computer & Office Equipment — 1.4%
Intuit, Inc.	171,600	4,731,012

Computer Software & Services — 7.2%
ACI Worldwide, Inc.(b)	117,200	2,061,548
Adobe Systems, Inc.(a)	180,600	7,113,834
Foundry Networks, Inc.(a)	193,400	2,285,988
IHS, Inc.(a)	87,400	6,083,040
International Game Technology	96,000	2,398,080
Jack Henry & Associates, Inc.	182,300	3,944,972
Move, Inc.(a)	945	2,201

		23,889,663

Electronics — 5.8%
Ametek, Inc.	174,300	8,230,446
Amphenol Corp.	174,100	7,813,608
Intersil Corp. - Class A	131,700	3,202,944

		19,246,998

Energy & Utilities — 1.9%
Airgas, Inc.	15,600	910,884
Quanta Services, Inc.(a)(b)	158,100	5,259,987

		6,170,871

Entertainment & Leisure — 5.3%
DreamWorks Animation SKG, Inc. - Class A	191,400	5,705,634
Orient-Express Hotels Ltd. - Class A	77,200	3,353,568
Scientific Games Corp. - Class A(a)	280,100	8,296,562

		17,355,764

Finance — 3.4%
Affiliated Managers Group, Inc.	23,500	2,116,410
AllianceBernstein Holding LP	42,300	2,312,964
CME Group, Inc.	10,900	4,176,771
Invesco Ltd.	107,507	2,578,018

		11,184,163

Food & Agriculture — 1.1%
Panera Bread Co. - Class A(b)	77,400	3,580,524

Machinery & Heavy Equipment - 2.1%
Joy Global, Inc.	91,700	6,953,611

Manufacturing — 2.6%
IDEX Corp.	188,200	6,933,288
Quanex Building Products Corp.	111,889	1,662,670

		8,595,958

Measuring & Controlling Devices — 2.4%
Thermo Electron Corp.	142,000	7,913,660

Medical & Medical Services — 5.7%
Magellan Health Services, Inc.	94,500	3,499,335
Medco Health Solutions, Inc.(a)	133,400	6,296,480
Pediatrix Medical Group, Inc.(a)	133,500	6,572,205
ResMed, Inc.(a)	66,500	2,376,710

		18,744,730

Medical Instruments & Supplies — 2.5%
Hologic, Inc.(b)	184,100	4,013,380
Martek Biosciences Corp.(a)(b)	129,300	4,358,703

		8,372,083

Metal & Mining — 5.0%
Century Aluminum Co.	36,900	2,453,481
CONSOL Energy, Inc.	65,300	7,337,761
Massey Energy Co.	70,500	6,609,375

		16,400,617

Miscellaneous Services — 1.6%
TeleTech Holdings, Inc.	259,200	5,173,632

Motor Vehicles — 1.1%
Oshkosh Truck Corp.	173,100	3,581,439

Oil & Gas — 10.9%
BJ Services Co.	156,600	5,001,804
Chesapeake Energy Corp.	109,000	7,189,640
National Oilwell Varco, Inc.(a)	68,500	6,077,320
Noble Corp.	92,300	5,995,808
Plains Exploration & Production Co.(a)	81,100	5,917,867
Superior Energy Services, Inc.(a)	108,800	5,999,232

		36,181,671

Personal Services — 1.0%
MSCI, Inc.	87,900	3,189,891

Pharmaceuticals — 3.0%
Endo Pharmaceuticals Holdings, Inc.	118,600	2,868,934
Forest Laboratories, Inc.(a)	91,700	3,185,658
Medicis Pharmaceutical Corp.	191,600	3,981,448

		10,036,040

Real Estate — 0.0%
FX Real Estate & Entertainment, Inc.	70,600	134,140

Retail Merchandising — 4.6%
GameStop Corp.	149,300	6,031,720

JUNE 30, 2008	5

Schedule of Investments (concluded)	Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Retail Merchandising (Continued)
TJX Cos., Inc.(b)	142,500	$4,484,475
Urban Outfitters, Inc.(a)	150,300	4,687,857

		15,204,052

Semiconductors & Related Devices — 4.2%
Broadcom Corp.—Class A(b)	226,100	6,170,269
Lam Research Corp.(a)	84,800	3,065,520
PMC-Sierra, Inc.(a)	598,600	4,579,290

		13,815,079

Soaps & Cosmetics — 1.8%
Bare Escentuals, Inc.(b)	313,700	5,875,601

Telecommunications — 5.2%
Amdocs Ltd.	276,000	8,119,920
American Tower Corp.—Class A	62,600	2,644,850
Harris Corp.	124,581	6,290,095

		17,054,865

Total United States		302,509,121

Total Common Stocks (Cost — $267,545,343) — 95.9%		316,966,976

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	45,667,800	45,667,800
Galileo Money Market Fund, 2.32%(e)	12,165,976	12,165,976

Total Short-Term Investments (Cost — $57,833,776) — 17.5%		57,833,776

Total Investments (Cost — $325,379,119*) — 113.4%		374,800,752
Obligation to Return Securities Lending Collateral — (13.8)%		(45,667,800)
Other Assets in Excess of Liabilities — 0.4%		1,204,785

Net Assets — 100.0%		$330,337,737

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$325,621,246

Gross unrealized appreciation	$78,869,104
Gross unrealized depreciation	(29,689,598)

Net unrealized appreciation	$49,179,506

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$45,667,800	$208,609

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

6	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Canada — 2.4%
Entertainment & Leisure — 0.8%
Lions Gate Entertainment Corp.	708,400	$7,339,024

Real Estate — 1.6%
Boardwalk Real Estate Investment Trust (REIT)	393,844	14,734,872

Total Canada		22,073,896

Ireland — 0.4%
Computer Software & Services — 0.4%
SkillSoft Plc - ADR	402,781	3,641,140

United States — 94.3%
Aerospace — 3.1%
Curtiss-Wright Corp.	135,900	6,080,166
Orbital Sciences Corp.(a)	463,377	10,917,162
Teledyne Technologies, Inc.(a)	233,200	11,377,828

		28,375,156

Banks — 3.8%
Cullen/Frost Bankers, Inc.	171,800	8,564,230
First Midwest Bancorp, Inc.	384,200	7,165,330
KBW, Inc.(a)(b)	224,100	4,611,978
Sterling Bancshares, Inc.	755,021	6,863,141
United Bankshares, Inc.(b)	330,172	7,577,447

		34,782,126

Business Services — 6.5%
Acxiom Corp.	515,939	5,928,139
The Brink’s Co.	440,651	28,827,388
Corrections Corp. of America(a)	449,600	12,350,512
Forrester Research, Inc.(a)	241,441	7,455,698
PHH Corp.(a)	343,325	5,270,039

		59,831,776

Chemicals — 2.7%
Albemarle Corp.	485,800	19,388,278
Celanese Corp. - Series A	128,400	5,862,744

		25,251,022

Computer Software & Services — 3.2%
Blackboard, Inc.	170,500	6,518,215
Lawson Software, Inc.(a)	1,294,200	9,408,834
Tech Data Corp.(a)	115,300	3,907,517
Teradata Corp.(a)	419,400	9,704,916

		29,539,482

Construction — 1.0%
Texas Industries, Inc.	160,097	8,986,245

Containers — 3.4%
Crown Holdings, Inc.	559,800	14,549,202
Silgan Holdings, Inc.	182,500	9,260,050
Tupperware Corp.	227,600	7,788,472

		31,597,724

Electronics — 2.4%
Intersil Corp.- Class A	310,100	7,541,632
Jabil Circuit, Inc.	878,695	14,419,385

		21,961,017

Energy & Utilities — 2.6%
Integrys Energy Group, Inc.	80,455	4,089,528
ITC Holdings Corp.	189,858	9,703,642
Vectren Corp.	335,900	10,483,439

		24,276,609

Entertainment & Leisure — 7.3%
LeapFrog Enterprises, Inc.	404,800	3,367,936
Morgans Hotel Group Co.(a)(b)	1,013,593	10,440,008
Orient-Express Hotels Ltd. - Class A	341,800	14,847,792
Pinnacle Entertainment, Inc.(a)(b)	1,193,334	12,518,074
Scientific Games Corp. - Class A(a)	900,554	26,674,409

		67,848,219

Finance — 1.0%
Affiliated Managers Group, Inc.(b)	102,900	9,267,174

Food & Agriculture — 3.2%
Hain Celestial Group, Inc.(b)	917,208	21,536,044
McCormick & Co., Inc.(b)	218,100	7,777,446

		29,313,490

Insurance — 2.1%
Hanover Insurance Group, Inc.	336,030	14,281,275
Platinum Underwriters Holdings Ltd.	154,277	5,030,973

		19,312,248

Machinery & Heavy Equipment — 2.9%
Albany International Corp. - Class A	213,000	6,177,000
Astec Industries, Inc.(a)	171,200	5,502,368
Lufkin Industries, Inc.	187,974	15,654,475

		27,333,843

Manufacturing — 8.3%
Actuant Corp. - Class A	379,600	11,900,460
Elizabeth Arden, Inc.(a)	406,000	6,163,080
General Cable Corp.(a)(b)	207,000	12,595,950
Hexel Corp.(a)(b)	499,700	9,644,210
Lennox International, Inc.(b)	146,000	4,228,160
Phillips-Van Heusen Corp.	125,236	4,586,142
Polo Ralph Lauren Corp.(b)	148,900	9,347,942
Watson Wyatt Worldwide, Inc.(b)	354,697	18,759,925

		77,225,869

Medical & Medical Services — 8.1%
Community Health Systems, Inc.	211,800	6,985,164
DaVita, Inc.(a)	310,600	16,502,178
GEO Group, Inc.(a)	275,800	6,205,500
Kindred Healthcare, Inc.(a)	470,875	13,542,365
Magellan Health Services, Inc.(a)	665,100	24,628,653
Pediatrix Medical Group, Inc.(a)	144,900	7,133,427

		74,997,287

Medical Instruments & Supplies — 3.6%
The Cooper Cos., Inc.	257,200	9,554,980
DENTSPLY International, Inc.(b)	445,051	16,377,877
PerkinElmer, Inc.	274,500	7,644,825

		33,577,682

Motor Vehicles — 1.3%
LKQ Corp.	646,800	11,687,676
Oil & Gas — 6.5%
Cal Dive International, Inc.	506,300	7,235,027
Oceaneering International, Inc.(a)(b)	132,200	10,186,010
Penn Virginia Corp.	117,100	8,831,682
Petrohawk Energy Corp.(a)	237,800	11,012,518
Southwest Gas Corp.(b)	484,066	14,391,282
Swift Energy Co.(a)	132,900	8,779,374

		60,435,893

JUNE 30, 2008	7

Schedule of Investments (concluded)	Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Pharmaceuticals — 0.5%
Dyax Corp.	1,407,300	$4,362,630

Restaurants — 0.8%
Jack-in-the-Box, Inc.	324,400	7,269,804

Retail Merchandising — 8.7%
AnnTaylor Stores Corp.(b)	249,400	5,975,624
BJ’s Wholesale Club, Inc.(a)(b)	437,900	16,946,730
Copart, Inc.(a)	162,900	6,975,378
Ruddick Corp.	618,300	21,213,873
Saks, Inc.(a)	823,918	9,046,619
Sally Beauty Holdings, Inc.(a)(b)	1,123,200	7,255,872
Spartan Stores, Inc.	313,000	7,199,000
The Talbots, Inc.(b)	525,603	6,091,739

		80,704,835

Security Brokers & Dealers — 1.7%
Piper Jaffray Cos., Inc.(b)	524,700	15,389,451

Semiconductors & Related Devices — 3.0%
ON Semiconductor Corp.	3,033,400	27,816,278

Soaps & Cosmetics — 1.2%
Alberto-Culver Co.	428,300	11,251,441

Telecommunications — 5.4%
ADTRAN, Inc.	318,100	7,583,504
Amdocs Ltd.(a)	653,940	19,238,915
Anixter International, Inc.(a)	123,100	7,323,219
Arris Group, Inc.(a)	940,200	7,944,690
Polycom, Inc.(a)	341,300	8,314,068

		50,404,396

Total United States		872,799,373

Total Common Stocks (Cost — $923,181,365) — 97.1%		898,514,409

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	153,402,900	153,402,900
Galileo Money Market Fund, 2.32%(e)	34,988,879	34,988,879

Total Short-Term Investments (Cost — $188,391,779) — 20.4%		188,391,779

Total Investments (Cost — $1,111,573,144*) — 117.5%		1,086,906,188
Obligation to Return Securities Lending Collateral — (16.6)%		(153,402,900)
Liabilities in Excess of Other Assets — (0.9)%		(7,996,257)

Net Assets — 100.0%		$925,507,031

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,119,010,500

Gross unrealized appreciation	$67,390,116
Gross unrealized depreciation	(99,494,428)

Net unrealized depreciation	$(32,104,312)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$153,402,900	$1,556,569

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

8	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Bermuda — 1.5%
Business Services — 1.5%
Genpact Ltd.	239,300	$3,570,356

Ireland — 3.1%
Computer Software & Services — 3.1%
SkillSoft Plc - ADR	807,500	7,299,800

United Kingdom — 1.6%
Pharmaceuticals — 1.6%
Shire Plc - ADR	74,676	3,668,832

United States — 92.1%
Aerospace — 2.3%
Argon ST, Inc.	109,074	2,705,035
BE Aerospace, Inc.(a)	109,900	2,559,571

		5,264,606

Banks — 3.2%
Fidelity National Information Services, Inc.	97,448	3,596,806
Signature Bank(a)	65,500	1,687,280
UMB Financial Corp.	43,400	2,225,118

		7,509,204

Beverages & Bottling — 1.2%
Green Mountain Coffee Roasters, Inc.(b)	74,000	2,780,180

Broadcasting — 1.9%
CKX, Inc.	508,300	4,447,625

Business Services — 6.6%
The Advisory Board Co.(b)	76,600	3,012,678
ExlService Holdings, Inc.(a)	244,501	3,430,349
Forrester Research, Inc.(a)	123,351	3,809,079
Net1 UEPS Technologies, Inc.(a)	106,300	2,583,090
Strayer Education, Inc.(b)	12,400	2,592,468

		15,427,664

Chemicals — 1.9%
Celanese Corp. - Series A	89,100	4,068,306
Intrepid Potash, Inc.(a)	7,500	493,350

		4,561,656

Computer & Office Equipment — 1.2%
Intuit, Inc.	99,000	2,729,430

Computer Software & Services — 11.0%
ACI Worldwide, Inc.(b)	82,324	1,448,079
Blackboard, Inc.(a)	61,800	2,362,614
comScore, Inc.(a)	144,900	3,161,718
Foundry Networks, Inc.(a)	123,900	1,464,498
IHS, Inc.(a)	73,708	5,130,077
International Game Technology	66,900	1,671,162
Jack Henry & Associates, Inc.	100,446	2,173,652
SonicWALL, Inc.(a)	488,900	3,153,405
Sykes Enterprises, Inc.(a)	265,384	5,005,142

		25,570,347

Electronics — 3.4%
Ametek, Inc.	77,500	3,659,550
Intersil Corp. - Class A	76,600	1,862,912
TiVo, Inc.(a)(b)	392,200	2,419,874

		7,942,336

Energy & Utilities — 1.3%
Airgas, Inc.	51,478	3,005,800

Entertainment & Leisure — 4.7%
DreamWorks Animation SKG, Inc. - Class A	103,632	3,089,270
Orient-Express Hotels Ltd. - Class A	57,800	2,510,832
Scientific Games Corp. - Class A(a)	180,400	5,343,448

		10,943,550

Finance — 4.1%
Affiliated Managers Group, Inc.	20,800	1,873,248
CME Group, Inc.	5,190	1,988,756
Invesco Ltd.	113,300	2,716,934
Wright Express Corp.(a)	119,318	2,959,086

		9,538,024

Machinery & Heavy Equipment — 1.7%
Joy Global, Inc.	51,700	3,920,411

Manufacturing — 3.3%
IDEX Corp.	99,892	3,680,021
Ladish Co., Inc.(a)	59,100	1,216,869
Quanex Building Products Corp.	80,400	1,194,744
Smith & Wesson Holding Corp.(a)(b)	321,500	1,675,015

		7,766,649

Medical & Medical Services — 5.8%
Arthrocare Corp.(b)	67,700	2,762,837
Magellan Health Services, Inc.(a)	77,500	2,869,825
MedCath Corp.(a)	135,400	2,434,492
Pediatrix Medical Group, Inc.(a)	75,300	3,707,019
ResMed, Inc.(a)	46,600	1,665,484

		13,439,657

Medical Instruments & Supplies — 6.1%
Hologic, Inc.	162,100	3,533,780
SonoSite, Inc.(a)	105,878	2,965,643
Wright Medical Group, Inc.(a)	152,248	4,325,366
Zoll Medical Corp.(a)	99,742	3,358,313

		14,183,102

Metal & Mining — 4.3%
CONSOL Energy, Inc.	41,600	4,674,592
Massey Energy Co.	57,039	5,347,406

		10,021,998

Miscellaneous Services — 1.3%
TeleTech Holdings, Inc.	153,740	3,068,650

Motor Vehicles — 0.7%
Oshkosh Truck Corp.	82,200	1,700,718

Oil & Gas — 9.3%
BJ Services Co.	82,700	2,641,438
Delta Petroleum Corp.(a)(b)	190,318	4,856,915
ION Geophysical Corp.(a)	115,600	2,017,220
Noble Corp.	57,600	3,741,696
Plains Exploration & Production Co.(a)	66,700	4,867,099
Superior Energy Services, Inc.(a)	62,800	3,462,792

		21,587,160

Paper & Forest Products — 0.7%
Rock-Tenn Co. - Class A	57,936	1,737,501

Personal Services — 0.7%
MSCI, Inc.	43,300	1,571,357

Pharmaceuticals — 4.2%
Alpharma, Inc. - Class A(b)	85,500	1,926,315
Endo Pharmaceuticals Holdings, Inc.(a)	119,700	2,895,543

JUNE 30, 2008	9

Schedule of Investments (concluded)	Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Pharmaceuticals (Continued)
Forest Laboratories, Inc.(a)	76,878	$2,670,742
Medicis Pharmaceutical Corp.	112,300	2,333,594

		9,826,194

Publishing & Printing — 0.9%
Dolan Media Co.	118,800	2,162,160

Real Estate — 0.1%
FX Real Estate & Entertainment, Inc.	96,760	183,844

Retail Merchandising — 2.8%
Deckers Outdoor Corp.	25,100	3,493,920
GameStop Corp.(a)	73,166	2,955,906

		6,449,826

Semiconductors & Related Devices — 2.4%
Microsemi Corp.	108,300	2,726,994
Standard Microsystems Corp.(a)	109,400	2,970,210

		5,697,204

Soaps & Cosmetics — 1.0%
Bare Escentuals, Inc.(b)	121,800	2,281,314

Telecommunications — 2.4%
Amdocs Ltd.	110,075	3,238,407
Harris Corp.	46,000	2,322,540

		5,560,947

Waste Management — 1.6%
Clean Harbors, Inc.	51,300	3,645,378

Total United States		214,524,492

Total Common Stocks (Cost — $201,961,771) — 98.3%		229,063,480

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	23,577,800	23,577,800
Galileo Money Market Fund, 2.32%(e)	5,092,829	5,092,829

Total Short-Term Investments (Cost — $28,670,629) — 12.3%		28,670,629

Total Investments (Cost — $230,632,400*) — 110.6%		257,734,109
Obligation to Return Securities Lending Collateral — (10.1)%		(23,577,800)
Liabilities in Excess of Other Assets — (0.5)%		(1,078,079)

Net Assets — 100.0%		$233,078,230

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$231,562,779

Gross unrealized appreciation	$46,797,934
Gross unrealized depreciation	(20,626,604)

Net unrealized appreciation	$26,171,330

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$23,577,800	$230,236

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

10	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Small Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Canada — 2.5%
Entertainment & Leisure — 0.9%
Lions Gate Entertainment Corp.	40,300	$417,508

Oil & Gas — 1.6%
North American Energy Partners, Inc.(a)	34,710	752,513

Total Canada		1,170,021

Ireland — 0.8%
Computer Software & Services — 0.8%
SkillSoft Plc - ADR	43,998	397,742

United States — 94.9%
Aerospace — 2.6%
Orbital Sciences Corp.	30,700	723,292
Teledyne Technologies, Inc.(a)	10,500	512,295

		1,235,587

Banks — 6.4%
First Midwest Bancorp, Inc.	17,773	331,466
First Niagara Financial Group, Inc.	43,300	556,838
KBW, Inc.(a)(b)	19,900	409,542
Sterling Bancshares, Inc.	75,728	688,368
Umpqua Holdings Corp.(b)	22,100	268,073
United Bankshares, Inc.	26,556	609,460
Wintrust Financial Corp.	10,022	239,025

		3,102,772

Business Services — 8.8%
Acxiom Corp.	40,700	467,643
The Brink’s Co.	16,700	1,092,514
Forrester Research, Inc.(a)	25,300	781,264
PHH Corp.(a)	56,500	867,275
Rollins, Inc.	34,100	505,362
Viad Corp.	20,351	524,852

		4,238,910

Chemicals — 1.9%
Sensient Technologies Corp.	32,000	901,120

Computer Software & Services — 1.4%
Lawson Software, Inc.	69,400	504,538
Tech Data Corp.(a)	5,000	169,450

		673,988

Construction — 1.0%
Texas Industries, Inc.	8,300	465,879

Containers — 1.7%
Silgan Holdings, Inc.	16,100	816,914

Energy & Utilities — 4.2%
Black Hills Corp.	14,800	474,488
Cleco Corp.	18,900	440,937
El Paso Electric Co.(a)	24,300	481,140
UIL Holdings Corp.	20,700	608,787

		2,005,352

Entertainment & Leisure — 9.1%
LeapFrog Enterprises, Inc.(b)	107,460	894,067
Morgans Hotel Group Co.(a)(b)	49,704	511,951
Orient-Express Hotels Ltd. - Class A	22,600	981,744
Pinnacle Entertainment, Inc.(a)	59,400	623,106
Scientific Games Corp. - Class A(a)	46,601	1,380,322

		4,391,190

Finance — 0.5%
Jefferies Group, Inc.	14,146	237,936

Food & Agriculture — 4.5%
Del Monte Foods Co.	77,146	547,737
Diamond Foods, Inc.	17,700	407,808
Hain Celestial Group, Inc.(a)	51,500	1,209,220

		2,164,765

Insurance — 3.2%
Hanover Insurance Group, Inc.	17,309	735,633
Navigators Group, Inc.(a)	9,962	538,446
Platinum Underwriters Holdings Ltd.	7,789	253,999

		1,528,078

Machinery & Heavy Equipment — 3.5%
Albany International Corp. - Class A	14,900	432,100
Astec Industries, Inc.(a)	14,100	453,174
H&E Equipment Services, Inc.(a)	19,390	233,068
Lufkin Industries, Inc.	6,776	564,305

		1,682,647

Manufacturing — 4.5%
Actuant Corp. - Class A	24,300	761,805
Chart Industries, Inc.(a)	5,300	257,792
Elizabeth Arden, Inc.(a)	15,996	242,819
Watsco, Inc.(b)	15,700	656,260
Watson Wyatt Worldwide, Inc.	4,500	238,005

		2,156,681

Medical & Medical Services — 10.0%
Amedisys, Inc.	5,100	257,142
Amsurg Corp.(a)	23,472	571,543
GEO Group, Inc.(a)	41,400	931,500
Health Management Assoc., Inc.(a)	81,800	532,518
Kindred Healthcare, Inc.(a)	25,329	728,462
Magellan Health Services, Inc.(a)	39,966	1,479,941
Sun Healthcare Group, Inc.(a)	24,466	327,600

		4,828,706

Medical Instruments & Supplies — 1.4%
The Cooper Cos., Inc.	13,300	494,095
Symmetry Medical, Inc.(a)	12,306	199,603

		693,698

Oil & Gas — 7.2%
Cal Dive International, Inc.	58,400	834,536
Delta Petroleum Corp.(a)(b)	22,100	563,992
Oil States International, Inc.(a)	5,300	336,232
Southwest Gas Corp.	21,412	636,579
Swift Energy Co.(a)	12,500	825,750
Venoco, Inc.(a)	10,700	248,347

		3,445,436

Real Estate — 0.6%
Gramercy Capital Corp. (REIT)	25,618	296,913

Restaurants — 1.3%
Jack-in-the-Box, Inc.	28,100	629,721

Retail Merchandising — 13.3%
BJ’s Wholesale Club, Inc.	20,300	785,610
Charming Shoppes, Inc.(a)(b)	75,100	344,709
Genesco, Inc.(a)	19,300	595,791

JUNE 30, 2008	11

Schedule of Investments (concluded)	Small Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Retail Merchandising (Continued)
Jos. A. Bank Clothiers, Inc.(a)(b)	17,900	$478,825
RC2 Corp.(a)	19,300	358,208
Ruddick Corp.	38,688	1,327,385
Saks, Inc.(a)	42,700	468,846
Sally Beauty Holdings, Inc.(a)	87,884	567,731
Spartan Stores, Inc.	50,600	1,163,800
The Talbots, Inc.	26,751	310,044

		6,400,949

Security Brokers & Dealers — 1.7%
Piper Jaffray Cos., Inc.	28,650	840,304

Semiconductors & Related Devices — 1.5%
Verigy Ltd.	31,000	704,010

Telecommunications — 3.0%
ADTRAN, Inc.	21,900	522,096
Arris Group, Inc.(a)	61,000	515,450
Polycom, Inc.(a)	17,500	426,300

		1,463,846

Waste Management — 1.6%
Waste Connections, Inc.	23,800	759,934

Total United States		45,665,336

Total Common Stocks (Cost — $48,702,784) — 98.2%		47,233,099

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	3,936,100	3,936,100
Galileo Money Market Fund, 2.32%(e)	2,042,506	2,042,506

Total Short-Term Investments (Cost — $5,978,606) — 12.4%		5,978,606

Total Investments (Cost — $54,681,390*) — 110.6%		53,211,705
Obligation to Return Securities Lending Collateral — (8.2)%		(3,936,100)
Liabilities in Excess of Other Assets — (2.4)%		(1,169,397)

Net Assets — 100.0%		$48,106,208

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$55,152,623

Gross unrealized appreciation	$3,524,789
Gross unrealized depreciation	(5,465,707)

Net unrealized depreciation	$(1,940,918)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$3,936,100	$80,225

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

12	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Ireland — 3.1%
Computer Software & Services — 2.3%
SkillSoft Plc - ADR	260,108	$2,351,376

Pharmaceuticals — 0.8%
ICON Plc - ADR	10,700	808,064

Total Ireland		3,159,440

United States — 92.7%
Aerospace — 1.4%
Orbital Sciences Corp.	59,850	1,410,066

Banks — 5.7%
CoBiz Financial, Inc.	71,600	471,128
Columbia Banking System, Inc.	21,760	420,621
KBW, Inc.(a)(b)	55,100	1,133,958
Prosperity Bancshares, Inc.	52,200	1,395,306
Sterling Bancshares, Inc.	107,850	980,356
Umpqua Holdings Corp.(b)	44,900	544,637
Wintrust Financial Corp.	34,000	810,900

		5,756,906

Business Services — 4.6%
Forrester Research, Inc.	48,250	1,489,960
HMS Holdings Corp.(a)	86,945	1,866,709
Martha Stewart Living Omnimedia, Inc.(a)(b)	35,100	259,740
Parexel International Corp.(a)	42,000	1,105,020

		4,721,429

Chemicals — 2.0%
Hercules, Inc.	56,300	953,159
Minerals Technologies, Inc.	16,600	1,055,594

		2,008,753

Computer Software & Services — 8.2%
Aladdin Knowledge Systems Ltd.	73,900	997,650
Blackboard, Inc.(a)	66,100	2,527,003
DemandTec, Inc.(a)	62,800	471,628
Guidance Software, Inc.(a)	43,735	417,669
Lawson Software, Inc.(a)(b)	126,350	918,565
Phase Forward, Inc.(a)	65,500	1,177,035
SRA International, Inc. - Class A(a)	59,881	1,344,927
The TriZetto Group, Inc.(a)	25,068	535,954

		8,390,431

Containers — 1.9%
Silgan Holdings, Inc.	38,750	1,966,175

Electronics — 3.5%
Benchmark Electronics, Inc.	63,800	1,042,492
Brady Corp.	39,500	1,363,935
TTM Technologies, Inc.(a)	86,100	1,137,381

		3,543,808

Energy & Utilities — 2.8%
El Paso Electric Co.	64,500	1,277,100
UIL Holdings Corp.	52,600	1,546,966

		2,824,066

Entertainment & Leisure — 3.2%
Morgans Hotel Group Co.(b)	58,950	607,185
Orient-Express Hotels Ltd. - Class A	39,035	1,695,680
Pinnacle Entertainment, Inc.(a)(b)	91,500	959,835

		3,262,700

Finance — 0.7%
Evercore Partners, Inc.	75,800	720,100

Food & Agriculture — 0.7%
Diamond Foods, Inc.	29,500	679,680

Insurance — 2.3%
First Mercury Financial Corp.	101,300	1,786,932
Platinum Underwriters Holdings Ltd.	18,579	605,861

		2,392,793

Machinery — 1.0%
Franklin Electric Co., Inc.	25,900	1,004,402

Machinery & Heavy Equipment — 2.5%
Altra Holdings, Inc.	76,600	1,287,646
Astec Industries, Inc.(a)	38,100	1,224,534

		2,512,180

Manufacturing — 9.3%
Actuant Corp. - Class A	76,900	2,410,815
Chart Industries, Inc.(a)	42,100	2,047,744
Chattem, Inc.(a)(b)	24,882	1,618,574
Elizabeth Arden, Inc.(a)	65,600	995,808
Fuller (H.B.) Co.	63,700	1,429,428
Hexel Corp.(a)	47,800	922,540

		9,424,909

Medical & Medical Services — 6.1%
Amedisys, Inc.	27,000	1,361,340
GEO Group, Inc.(a)	58,400	1,314,000
Pediatrix Medical Group, Inc.(a)	39,550	1,947,047
Sun Healthcare Group, Inc.(a)	116,900	1,565,291

		6,187,678

Medical Instruments & Supplies — 2.2%
MWI Veterinary Supply, Inc.	35,881	1,188,020
Symmetry Medical, Inc.(a)(b)	63,700	1,033,214

		2,221,234

Miscellaneous Services — 1.5%
Rent-A-Center, Inc.	74,300	1,528,351

Oil & Gas — 10.0%
Allis-Chalmers Energy, Inc.(b)	52,400	932,720
Cal Dive International, Inc.(a)(b)	120,000	1,714,800
Goodrich Petroleum Corp.(a)	8,750	725,550
ION Geophysical Corp.(a)	112,600	1,964,870
Mariner Energy, Inc.(a)	15,000	554,550
Oil States International, Inc.(a)	22,600	1,433,744
Parallel Petroleum Corp.(a)	40,000	805,200
Penn Virginia Corp.	7,900	595,818
Trico Marine Services, Inc.(a)(b)	39,770	1,448,424

		10,175,676

Pharmaceuticals — 0.9%
Dyax Corp.	282,321	875,195

Real Estate — 2.4%
Arbor Realty Trust, Inc. (REIT)	52,720	472,898
BioMed Realty Trust, Inc. (REIT)	31,600	775,148
Corporate Office Properties Trust (REIT)	21,000	720,930
Gramercy Capital Corp. (REIT)(b)	41,700	483,303

		2,452,279

JUNE 30, 2008	13

Schedule of Investments (concluded)	Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Restaurants — 0.9%
Carrols Restaurant Group, Inc.	42,977	$223,051
Sonic Corp.(a)	49,400	731,120

		954,171

Retail Merchandising — 5.4%
AnnTaylor Stores Corp.	39,400	944,024
Buckle, Inc.	17,700	809,421
Christopher & Banks Corp.	96,600	656,880
Copart, Inc.(a)	33,400	1,430,188
Golfsmith International Holdings, Inc.(a)	50,500	115,140
Jos. A. Bank Clothiers, Inc.(a)(b)	36,300	971,025
Sally Beauty Holdings, Inc.(a)	82,450	532,627

		5,459,305

Security Brokers & Dealers — 0.6%
Piper Jaffray Cos., Inc.	22,250	652,593

Semiconductors & Related Devices — 3.5%
Netlogic Microsystems, Inc.(b)	20,700	687,240
ON Semiconductor Corp.(a)	198,200	1,817,494
Ultra Clean Holdings, Inc.(a)	128,334	1,021,539

		3,526,273

Soaps & Cosmetics — 0.9%
Bare Escentuals, Inc.(b)	50,100	938,373

Telecommunications — 4.7%
Arris Group, Inc.	140,300	1,185,535
EMS Technologies, Inc.(a)	73,200	1,598,688
Iowa Telecommunications Services, Inc.	59,400	1,046,034
iPCS, Inc.(a)	31,080	920,900

		4,751,157

Textiles — 1.5%
Carter’s, Inc.	62,800	867,896
Kenneth Cole Productions, Inc.(b)	50,600	642,620

		1,510,516

Transportation — 1.2%
Knight Transportation, Inc.	30,200	552,660
Vitran Corp., Inc.(a)	42,997	644,525

		1,197,185

Waste Management — 1.1%
Clean Harbors, Inc.	16,500	1,172,490

Total United States		94,220,874

Total Common Stocks (Cost — $101,241,068) — 95.8%		97,380,314

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	16,139,000	16,139,000
Galileo Money Market Fund, 2.32%(e)	5,879,678	5,879,678

Total Short-Term Investments (Cost — $22,018,678) — 21.7%		22,018,678

Total Investments (Cost — $123,259,746*) — 117.5%		119,398,992
Obligation to Return Securities Lending Collateral — (15.9)%		(16,139,000)
Liabilities in Excess of Other Assets — (1.6)%		(1,680,501)

Net Assets — 100.0%		$101,579,491

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$123,518,173

Gross unrealized appreciation	$10,513,429
Gross unrealized depreciation	(14,632,610)

Net unrealized depreciation	$(4,119,181)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$16,139,000	$137,875

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

14	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Canada — 0.5%
Retail Merchandising — 0.5%
Lululemon Athletica, Inc.(b)	177,500	$5,158,150

Ireland — 3.0%
Computer Software & Services — 3.0%
SkillSoft Plc - ADR	3,236,030	29,253,711

Netherlands — 0.7%
Medical & Medical Services — 0.7%
Qiagen NV(b)	330,160	6,646,122

United States — 88.7%
Aerospace — 2.3%
Argon ST, Inc.	480,481	11,915,929
BE Aerospace, Inc.(a)	457,160	10,647,256

		22,563,185

Banks — 1.5%
Signature Bank(b)	221,500	5,705,840
UMB Financial Corp.(b)	179,700	9,213,219

		14,919,059

Beverages & Bottling — 1.0%
Green Mountain Coffee Roasters, Inc.(b)	244,300	9,178,351

Broadcasting — 1.7%
CKX, Inc.	1,561,800	13,665,750
Outdoor Channel Holdings, Inc.(a)(b)	332,619	2,321,681

		15,987,431

Business Services — 8.0%
The Advisory Board Co.(b)	323,808	12,735,369
CommVault Systems, Inc.(a)	343,836	5,721,431
DeVry, Inc.(b)	143,181	7,677,365
Diamond Management & Technology Consultants, Inc.	1,209,196	6,299,911
ExlService Holdings, Inc.(a)	954,755	13,395,213
Forrester Research, Inc.(a)	691,400	21,350,432
Gartner, Inc. - Class A(a)	284,750	5,900,020
Healthcare Services Group, Inc.	20,378	309,942
Heckmann Corp.(a)	377,211	3,379,810

		76,769,493

Chemicals — 1.7%
Agrium, Inc.	119,000	12,797,260
Intrepid Potash, Inc.(a)	55,400	3,644,212

		16,441,472

Computer Software & Services — 13.3%
ACI Worldwide, Inc.(b)	106,900	1,880,371
Aladdin Knowledge Systems Ltd.(a)	430,400	5,810,400
Blackboard, Inc.(a)	324,952	12,422,915
comScore, Inc.(a)	432,175	9,430,058
DemandTec, Inc.(a)(b)	729,900	5,481,549
Foundry Networks, Inc.(a)	452,400	5,347,368
Greenfield Online, Inc.(a)	432,433	6,451,900
i2 Technologies, Inc.(a)(b)	804,800	10,003,664
IHS, Inc.(a)	343,045	23,875,932
Jack Henry & Associates, Inc.(b)	482,701	10,445,650
SonicWALL, Inc.(a)	1,881,000	12,132,450
Sykes Enterprises, Inc.(a)	1,297,700	24,474,622

		127,756,879

Electronics — 1.2%
TiVo, Inc.(b)	1,930,000	11,908,100

Energy & Utilities — 1.3%
Airgas, Inc.	208,700	12,185,993

Entertainment & Leisure — 5.1%
Ameristar Casinos, Inc.	396,100	5,474,102
Orient-Express Hotels Ltd. - Class A	406,800	17,671,392
RHI Entertainment, Inc.(a)	508,100	6,600,219
Scientific Games Corp. - Class A(a)	459,900	13,622,238
World Wrestling Entertainment, Inc.	349,700	5,409,859

		48,777,810

Finance — 2.4%
Affiliated Managers Group, Inc.(b)	96,000	8,645,760
Riskmetrics Group, Inc.(a)(b)	70,900	1,392,476
Wright Express Corp.(a)	519,500	12,883,600

		22,921,836

Machinery — 0.9%
iRobot Corp.(b)	630,608	8,664,554

Machinery & Heavy Equipment — 1.9%
Bucyrus International, Inc. - Class A	250,200	18,269,604

Manufacturing — 5.7%
Chattem, Inc.(b)	140,700	9,152,535
Kaydon Corp.(b)	198,400	10,199,744
Ladish Co., Inc.(a)	213,400	4,393,906
Quanex Building Products Corp.(b)	371,500	5,520,490
RBC Bearings, Inc.(a)	312,640	10,417,165
Smith & Wesson Holding Corp.(a)(b)	406,086	2,115,708
The Warnaco Group, Inc.(a)(b)	165,053	7,273,885
Watson Wyatt Worldwide, Inc.	116,200	6,145,818

		55,219,251

Medical & Medical Services — 5.4%
Arthrocare Corp.(b)	296,900	12,116,489
Magellan Health Services, Inc.(a)	345,000	12,775,350
MedCath Corp.(a)	451,400	8,116,172
Pediatrix Medical Group, Inc.(a)	329,600	16,226,208
Santarus, Inc.(a)(b)	1,384,400	2,782,644

		52,016,863

Medical Instruments & Supplies — 8.7%
Bruker BioSciences Corp.	720,700	9,260,995
Hologic, Inc.(a)(b)	317,500	6,921,500
Martek Biosciences Corp.(a)(b)	336,200	11,333,302
SonoSite, Inc.(a)(b)	453,000	12,688,530
Wright Medical Group, Inc.(a)(b)	757,208	21,512,279
Zoll Medical Corp.(a)	646,900	21,781,123

		83,497,729

Metal & Mining — 1.7%
Massey Energy Co.	176,052	16,504,875

Oil & Gas — 9.1%
Atwood Oceanics, Inc.(b)	177,000	22,008,180
Comstock Resources, Inc.(a)	249,110	21,032,357
Dawson Geophysical Co.(a)	119,692	7,116,887
Delta Petroleum Corp.(a)(b)	428,000	10,922,560
ION Geophysical Corp.(a)	498,500	8,698,825
Oceaneering International, Inc.(a)	114,900	8,853,045
Superior Energy Services, Inc.(a)	166,900	9,202,866

		87,834,720

JUNE 30, 2008	15

Schedule of Investments (concluded)	Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Paper & Forest Products — 0.9%
Rock-Tenn Co. - Class A	273,258	$8,195,007

Personal Services — 0.2%
MSCI, Inc.	65,400	2,373,366

Pharmaceuticals — 2.8%
Alpharma, Inc. - Class A(b)	570,486	12,853,050
Medicis Pharmaceutical Corp.	669,100	13,903,898

		26,756,948

Publishing & Printing — 1.3%
Dolan Media Co.	703,079	12,796,038

Real Estate — 0.1%
FX Real Estate & Entertainment, Inc.(b)	297,860	565,934

Retail Merchandising — 1.1%
Deckers Outdoor Corp.	78,800	10,968,960

Security Brokers & Dealers — 1.8%
Waddell & Reed Financial, Inc.	492,400	17,238,924

Semiconductors & Related Devices — 3.0%
Microsemi Corp.(b)	500,500	12,602,590
Semtech Corp.(a)	273,500	3,848,145
Standard Microsystems Corp.(a)	473,806	12,863,833

		29,314,568

Soaps & Cosmetics — 1.0%
Bare Escentuals, Inc.(b)	517,300	9,689,029

Telecommunications — 1.7%
EMS Technologies, Inc.	478,445	10,449,239
Neutral Tandem, Inc.(a)	249,832	4,372,060
Occam Networks, Inc.(a)	400,800	1,599,192

		16,420,491

Waste Management — 1.9%
Clean Harbors, Inc.	253,800	18,035,028

Total United States		853,771,498

Total Common Stocks (Cost — $782,973,981) — 92.9%		894,829,481

Exchange-Traded Funds
iShares Russell 2000 Growth Index Fund
(Cost — $19,783,839) — 2.0%	249,600	19,009,536

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	206,601,850	206,601,850
Galileo Money Market Fund, 2.32%(e)	52,271,225	52,271,225

Total Short-Term Investments (Cost — $258,873,075) — 26.9%		258,873,075

Total Investments (Cost — $1,061,630,895*) — 121.8%		1,172,712,092
Obligation to Return Securities Lending Collateral — (21.5)%		(206,601,850)
Liabilities in Excess of Other Assets — (0.3)%		(3,079,607)

Net Assets — 100.0%		$963,030,635

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,066,893,101

Gross unrealized appreciation	$187,290,070
Gross unrealized depreciation	(81,471,079)

Net unrealized appreciation	$105,818,991

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$206,601,850	$1,616,137

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

16	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Global Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Bermuda — 1.0%
Electronics — 0.4%
Tyco Electronics Ltd.	4,900	$175,518

Medical & Medical Services — 0.6%
Covidien Ltd.	4,700	225,083

Total Bermuda		400,601

Canada — 0.5%
Computer Software & Services — 0.5%
Open Text Corp.(b)	6,900	221,490

Cayman Islands — 0.3%
Medical Instruments & Supplies — 0.3%
China Medical Technologies, Inc. - ADR	2,900	143,260

China — 1.4%
Computer Software & Services — 1.4%
Baidu.Com	900	281,664
Sina Corp.(a)	7,600	323,380

Total China		605,044

Finland — 0.8%
Telecommunications — 0.8%
Nokia Corp. - ADR	13,300	325,850

France — 0.5%
Entertainment & Leisure — 0.5%
Ubisoft Entertainment	2,500	219,361

Germany — 1.2%
Computer Software & Services — 0.9%
SAP AG - ADR	7,400	385,614

Semiconductors & Related Devices — 0.3%
Infineon Technologies AG - ADR	14,000	119,420

Total Germany		505,034

Hong Kong — 1.2%
Semiconductors & Related Devices — 0.7%
ASM Pacific Technology Ltd.	40,900	308,694

Telecommunications — 0.5%
China Mobile Ltd.	15,200	204,298

Total Hong Kong		512,992

India — 0.5%
Telecommunications — 0.5%
Bharti Tele-Ventures Ltd.	12,400	207,867

Israel — 0.6%
Pharmaceuticals — 0.6%
Teva Pharmaceutical Industries Ltd. - ADR	5,000	229,000

Japan — 3.9%
Computer Software & Services — 0.7%
Nintendo Co. Ltd.	500	282,055

Electronics — 0.4%
Nidec Corp.	2,400	159,796

Energy & Utilities — 1.2%
Kurita Water Industries Ltd.	13,400	495,946

Machinery & Heavy Equipment — 0.3%
Disco Corp.	2,900	122,626

Manufacturing — 0.8%
Konica Corp.	20,100	339,401

Transportation — 0.5%
Canon, Inc.	4,200	215,963

Total Japan		1,615,787

South Korea — 1.2%
Electronics — 1.2%
LG Electronics, Inc.	1,400	158,597
Samsung Electronics Co. Ltd.	600	358,491

Total South Korea		517,088

Switzerland — 0.7%
Pharmaceuticals — 0.7%
Roche Holding AG	1,300	234,154
Roche Holding AG - ADR	800	72,256

Total Switzerland		306,410

Taiwan — 2.5%
Computer & Office Equipment — 1.3%
ASUSTek Computer, Inc.	90,200	245,462
High Tech Computer Corp.	12,700	284,519

		529,981

Computer Software & Services — 0.4%
Inventec Co. Ltd.	280,900	165,655

Semiconductors & Related Devices — 0.8%
AV TECH Corp.	15,759	69,831
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	19,400	211,654
Vanguard International Semiconductor Corp.	91,658	67,189

		348,674

Total Taiwan		1,044,310

United Kingdom — 0.5%
Aerospace — 0.5%
Meggitt Plc	45,200	191,315

United States — 76.9%
Aerospace — 2.6%
Lockheed Martin Corp.	6,500	641,290
Raytheon Co.	7,700	433,356

		1,074,646

Business Services — 0.3%
Akamai Technologies, Inc.	4,100	142,639

Computer & Office Equipment — 11.8%
Apple, Inc.	11,600	1,942,304
Cisco Systems, Inc.(a)	33,400	776,884
Hewlett-Packard Co.	17,900	791,359
International Business Machines Corp.	12,300	1,457,919

		4,968,466

Computer Software & Services — 21.2%
Adobe Systems, Inc.	10,000	393,900
Ariba, Inc.(a)	20,200	297,142
Automatic Data Processing, Inc.	5,300	222,070
BMC Software, Inc.(a)	11,200	403,200
CA, Inc.	8,700	200,883
Citrix Systems, Inc.(a)	15,400	452,914
eBay, Inc.(a)	8,100	221,373
Electronic Arts, Inc.(a)	5,200	231,036
EMC Corp.(a)	25,700	377,533
Google, Inc. - Class A(a)	700	368,494
Ingram Micro, Inc. - Class A(a)	9,300	165,075
Juniper Networks, Inc.(a)	19,100	423,638
McAfee, Inc.(a)	13,100	445,793
Microsoft Corp.	34,500	949,095
Move, Inc.(a)	1,111	2,588
Oracle Corp.(a)	37,800	793,800

JUNE 30, 2008	17

Schedule of Investments (continued)	Global Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Computer Software & Services (Continued)
priceline.com, Inc.(a)	3,000	$346,380
Progress Software Corp.(a)	6,600	168,762
Red Hat, Inc.(a)	7,100	146,899
Salesforce.Com, Inc.(a)	4,900	334,327
Seagate Technology, Inc.	11,400	218,082
Sybase, Inc.(a)(b)	16,500	485,430
Symantec Corp.(a)	14,200	274,770
Synopsys, Inc.(a)	8,000	191,280
VeriSign, Inc.(a)	12,900	487,620
Yahoo!, Inc.(a)	15,800	326,428

		8,928,512

Electronics — 4.0%
Agilent Technologies, Inc.	7,000	248,780
Amphenol Corp.	7,500	336,600
Flextronics International Ltd.(a)	27,600	259,440
Intel Corp.	38,200	820,536

		1,665,356

Manufacturing — 1.7%
Corning, Inc.	31,200	719,160

Measuring & Controlling Devices — 0.7%
KLA-Tencor Corp.	7,600	309,396

Medical & Medical Services — 1.3%
Baxter International, Inc.	5,800	370,852
Millipore Corp.(a)	2,700	183,222

		554,074

Medical Instruments & Supplies — 7.5%
Alcon, Inc.	1,500	244,185
Beckman Coulter, Inc.	1,200	81,036
Becton, Dickinson & Co.	4,900	398,370
C.R. Bard, Inc.	3,500	307,825
Charles River Laboratories International, Inc.(a)	4,500	287,640
Cyberonics, Inc.(a)	7,800	169,260
Johnson & Johnson	2,200	141,548
Medtronic, Inc.	14,000	724,500
SenoRx, Inc.(a)	6,600	50,952
St. Jude Medical, Inc.(a)	5,500	224,840
Varian Medical Systems, Inc.(a)	4,600	238,510
Zimmer Holdings, Inc.(a)	4,300	292,615

		3,161,281

Pharmaceuticals — 7.3%
Alexion Pharmaceuticals, Inc.	4,000	290,000
Applera Corp. - Celera Genomics Group	12,200	138,592
Celgene Corp.(a)	3,028	193,399
Genentech, Inc.(a)	7,800	592,020
Genzyme Corp.(a)	12,300	885,846
Gilead Sciences, Inc.(a)	15,700	831,315
Vertex Pharmaceuticals, Inc.(a)	4,000	133,880

		3,065,052

Retail Merchandising — 0.6%
CVS Caremark Corp.	6,100	241,377

Semiconductors & Related Devices — 10.6%
Altera Corp.	14,000	289,800
Analog Devices, Inc.	13,300	422,541
Applied Materials, Inc.	22,400	427,616
Broadcom Corp. - Class A(a)	14,100	384,789
Cavium Networks, Inc.(a)	5,600	117,600
Kulicke & Soffa Industries, Inc.(a)	23,100	168,399
Lam Research Corp.(a)	5,000	180,750
Linear Technology Corp.	10,400	338,728
Marvell Technology Group Ltd.(a)	17,800	314,348
Maxim Integrated Products, Inc.	10,900	230,535
Microchip Technology, Inc.	7,300	222,942
Netlogic Microsystems, Inc.(a)	6,700	222,440
ON Semiconductor Corp.(a)	18,300	167,811
Teradyne, Inc.(a)	16,400	181,548
Texas Instruments, Inc.	7,700	216,832
Varian Semiconductor Equipment Associates, Inc.(a)	4,900	170,618
Xilinx, Inc.	15,400	388,850

		4,446,147

Telecommunications — 7.3%
American Tower Corp. - Class A	6,100	257,725
AT&T, Inc.	10,100	340,269
Ciena Corp.(a)	6,900	159,873
Harris Corp.	6,300	318,087
JDS Uniphase Corp.(a)	13,800	156,768
Motorola, Inc.	14,800	108,632
QUALCOMM, Inc.	21,400	949,518
Research In Motion Ltd.(a)	3,100	362,390
Syniverse Holdings, Inc.(a)	8,900	144,180
Verizon Communications, Inc.	7,600	269,040

		3,066,482

Total United States		32,342,588

Total Common Stocks (Cost — $36,322,977) — 93.7%		39,387,997

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	679,500	679,500
Galileo Money Market Fund, 2.32%(e)	1,977,468	1,977,468

Total Short-Term Investments (Cost — $2,656,968) — 6.3%		2,656,968

Total Investments (Cost — $38,979,945*) — 100.0%		42,044,965
Obligation to Return Securities Lending Collateral — (1.6)%		(679,500)
Other Assets in Excess of Liabilities — 1.6%		675,829

Net Assets — 100.0%		$42,041,294

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$39,056,998

Gross unrealized appreciation	$4,806,642
Gross unrealized depreciation	(1,818,675)

Net unrealized appreciation	$2,987,967

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

18	JUNE 30, 2008

Schedule of Investments (concluded)	Global Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$679,500	$5,384

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
CHF	94,000	07/23/08	$1,469
EUR	241,000	07/23/08	4,836
GBP	19,000	07/23/08	377
JPY	38,379,000	07/23/08	(7,465)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $871,858)			$(783)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	110,000	07/01/08	$—
GBP	5,000	07/02/08	18
JPY	170,000	07/02/08	6
CHF	303,000	07/23/08	4,246
EUR	375,500	07/23/08	408
GBP	99,000	07/23/08	(3,500)
HKD	787,000	07/23/08	261
JPY	201,033,468	07/23/08	80,976

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $3,175,805)			$82,415

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	19

Schedule of Investments June 30, 2008 (Unaudited)	Global Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Bermuda — 0.1%
Oil & Gas — 0.1%
Energy XXI Bermuda Ltd.	329,629	$2,281,033

Canada — 15.7%
Banks — 0.0%
Quest Capital Corp.	61,000	105,884

Energy & Utilities — 0.5%
Epsilon Energy, Inc. (acquired 10/24/07, cost $1,357,489)(a)(b)(c)	332,500	2,608,610
MGM Energy Corp.(a)	15,084	8,580
Tanganyika Oil Co. Ltd.	232,700	6,062,744

		8,679,934

Metal & Mining — 3.6%
Alexco Resource Corp.	593,683	1,950,415
Aurora Energy Resources, Inc.(a)	546,000	2,270,315
Baja Mining Corp.(a)	3,654,800	4,838,658
Corriente Resources, Inc. - Class A(a)	982,800	4,356,434
Crosshair Exploration & Mining Corp.(a)	352,800	276,787
Crosshair Exploration & Mining Corp. (acquired 04/04/08, cost $256,432)(a)(c)	206,800	162,244
Denison Mines Corp.(a)	218,500	1,909,223
Erdene Gold, Inc. (acquired 04/12/07, cost $959,233)(a)(c)(d)	1,100,000	1,014,024
European Goldfields Ltd.(a)	561,400	2,620,637
Frontier Pacific Mining Corp.(a)	3,024,300	3,173,483
Gold Reserve, Inc.(a)(e)	123,948	223,106
Goldcorp, Inc.	4,600	212,068
Golden Star Resources Ltd.(a)	789,408	2,121,191
Linear Gold Corp.(a)	1,000,000	1,912,327
MAG Silver Corp.(a)	964,000	9,463,215
Minefinders Corp. Ltd.(a)(e)	250,000	2,600,000
Nevsun Resources Ltd.(a)(f)	804,800	1,681,106
Nevsun Resources Ltd. (acquired 01/20/05, cost $2,915,995)(a)(c)	750,000	1,566,637
Northern Star Mining Corp.(a)	1,133,500	1,111,601
NovaGold Resources, Inc.(a)(e)	371,843	2,770,230
Polymet Mining Corp.(a)	2,250,000	8,627,538
Q2 Gold Resources, Inc. (acquired 06/18/07, cost $0)(c)(d)	327,600	—
Romarco Minerals, Inc.(a)	223,000	47,019
Rusoro Mining Ltd.(a)	11,764	14,998
Selkirk Metals Corp.(a)	2,000,000	755,124
Southwestern Resources Corp.(a)	1,066,900	763,790
Sunridge Gold Corp.(a)	3,325,559	2,772,115
Triex Minerals Corp.(a)	156,050	131,610
Triex Minerals Corp.(a)	312,100	263,221
Uranium One, Inc.(a)	500,365	2,355,352
Virginia Mines, Inc.(a)	216,350	1,179,667
West Timmins Mining, Inc.(a)	2,660,128	1,513,067
X-Cal Resources Ltd.(a)	1,755,500	146,335

		64,803,537

Motor Vehicles — 0.3%
Westport Innovations, Inc.	773,800	3,771,488
Westport Innovations, Inc. (acquired 01/20/05, cost $258,513)(a)(c)	185,700	905,098

		4,676,586

Oil & Gas — 11.3%
Accrete Energy, Inc.	13,690	79,748
Alberta Clipper Energy, Inc.(a)	95,415	319,079
Bayou Bend Petroleum Ltd.(a)	2,237,500	1,162,965
Baytex Energy Trust	421,948	14,395,970
Bow Valley Energy Ltd.(a)	634,600	3,870,954
Canadian Superior Energy, Inc.(a)	3,029,100	13,994,442
Canext Energy Ltd.(a)	207,829	203,814
Cinch Energy Corp. (acquired 07/12/05, cost $1,418,282)(a)(c)	901,980	1,503,742
Compton Petroleum Corp.(a)	1,267,329	16,094,842
Cork Exploration, Inc.(a)	89,600	421,771
Crescent Point Energy Trust	102,001	4,039,228
Crew Energy, Inc.(a)	535,837	9,705,707
Crew Energy, Inc. (acquired 01/20/05, cost $737,366)(a)(c)	191,300	3,465,050
Daylight Resources Trust	346,361	4,106,604
Delphi Energy Corp.(a)	831,300	2,510,939
Ember Resources, Inc.(a)	274,224	508,270
Endev Energy, Inc.(a)	1,538,300	2,096,928
Fairborne Energy Ltd.	259,558	3,324,338
First Calgary Petroleums Ltd.(a)	740,786	1,649,097
Galleon Energy, Inc. - Class A(a)	1,576,882	31,856,202
Galleon Energy, Inc. - Class A (acquired 2/10/05, cost $1,885,603)(a)(c)	173,600	3,507,071
Gastar Exploration Ltd.(a)	1,055,300	2,701,568
Highpine Oil & Gas Ltd.(a)	323,650	4,240,428
HSE Integrated Ltd.(a)	28,238	28,523
Iteration Energy Ltd.(a)	226,744	1,836,722
Leader Energy Services Ltd.(a)	454,104	31,173
Lynden Ventures Ltd.(a)	200,400	373,404
Masters Energy, Inc.(a)	27,741	101,747
Midnight Oil Exploration Ltd.(a)	550,300	1,111,717
Midnight Oil Exploration Ltd. (acquired 12/12/05, cost $1,971,490)(a)(c)	577,400	1,166,465
Niko Resources Ltd. (acquired 01/20/05, cost $689,948)(c)	39,000	3,738,217
Open Range Energy Corp.(a)	48,061	377,060
Pacific Rodera Energy, Inc.(a)	990,200	456,403
Pan Orient Energy Corp.(a)	198,600	1,986,584
Paramount Resources Ltd. - Class A(a)	377,100	7,669,956
Pengrowth Energy Trust	21,699	436,236
Penn West Energy Trust	90,263	3,052,141
Petro Andina Resources, Inc. (acquired 05/23/07, cost $405,719)(a)(b)(c)	49,500	548,544
Petro Rubiales Energy Corp.(a)	678,950	8,942,138
Petrolifera Petroleum Ltd.(a)	392,415	3,344,205
ProspEx Resources Ltd.(a)	1,504,120	5,103,712
Tag Oil Ltd. (acquired 09/22/05, cost $218,247)(a)(c)	198,000	33,981
Technicoil Corp.(a)	547,800	682,265
Technicoil Corp. (acquired 01/20/05, cost $548,935)(a)(c)	753,100	937,959
Trafalgar Energy Ltd.(a)	21,717	83,273
TransCanada Corp.	40,700	1,576,591
Trilogy Energy Trust	152,791	2,036,314
TriStar Oil & Gas Ltd.(a)	772,437	15,619,938
TriStar Oil & Gas Ltd. (acquired 01/20/05, cost $107,665)(a)(c)	34,400	695,624
True Energy Trust	188,332	812,652
Tusk Energy (acquired 03/14/05 through 06/07/06, cost $2,915,907)(a)(c)	681,846	1,945,839
Tusk Energy Corp.(a)	1,566,340	4,469,992
Vero Energy, Inc.(a)	55,374	590,830
Vero Energy, Inc. (acquired 11/28/05, cost $80,519)(a)(c)	36,268	386,972
West Energy Ltd.(a)	1,199,235	4,539,617

20	JUNE 30, 2008

Schedule of Investments (continued)	Global Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Canada (Continued)
Oil & Gas (Continued)
WesternZagros Resources Ltd.(a)	76,800	$224,442

		200,699,993

Transportation — 0.0%
Railpower Technologies Corp.	360,600	152,062

Total Canada		279,117,996

Greece — 0.2%
Transportation — 0.2%
Navios Maritime Holdings, Inc.	418,700	4,057,203

Norway — 0.4%
Transportation — 0.4%
Stolt-Nielsen SA	296,100	6,736,661

United Kingdom — 2.0%
Energy & Utilities — 0.0%
ITM Power Plc	525,200	593,668

Oil & Gas — 2.0%
Archipelago Resources Plc	2,247,400	1,051,965
Gulfsands Petroleum Plc	422,500	1,830,889
Heritage Oil Ltd.	2,523,000	17,199,413
Tullow Oil Plc	544,198	10,341,323
Venture Production Plc	289,729	4,997,273

		35,420,863

Total United Kingdom		36,014,531

United States — 67.9%
Energy & Utilities — 2.3%
Calpine Corp.	874,200	19,721,952
Dynegy, Inc. - Class A(a)	1,560	13,338
Equitable Resources, Inc.	256,500	17,713,890
Evergreen Energy, Inc.(a)(e)	393,400	684,516
Longview Energy Co. (acquired 01/20/05, cost $1,281,000)(c)(d)(f)	85,400	2,836,134
Ocean Power Technologies, Inc.(a)	63,900	575,100

		41,544,930

Metal & Mining — 25.7%
Arch Coal, Inc.	1,324,400	99,369,732
CONSOL Energy, Inc.	922,600	103,672,562
Foundation Coal Holdings, Inc.	72,000	6,377,760
James River Coal Co.(a)(e)	131,100	7,694,259
Kinross Gold Corp.	111,175	2,624,842
Massey Energy Co.	1,569,840	147,172,500
Patriot Coal Corp.(a)	88,673	13,592,684
Peabody Energy Corp.(e)	895,436	78,843,140

		459,347,479

Oil & Gas — 39.9%
American Oil & Gas, Inc.(e)	224,088	878,425
Approach Resources, Inc.(a)(e)	93,700	2,510,223
ATP Oil & Gas Corp.(a)(e)	168,800	6,662,536
Aventine Renewable Energy Holdings, Inc.(a)(e)	436,000	1,918,400
Baker Hughes, Inc.	46,200	4,035,108
BJ Services Co.(e)	812,400	25,948,056
Bois d’Arc Energy, Inc.(a)	165,300	4,018,443
Callon Petroleum Co.(a)	92,200	2,522,592
CanArgo Energy Corp.(a)	5,184,600	1,519,088
Clayton Williams Energy, Inc.(a)	240,321	26,423,294
Complete Production Services, Inc.(a)	34,400	1,252,848
Comstock Resources, Inc.(a)	100,000	8,443,000
Delta Petroleum Corp.(a)(e)	2,093,397	53,423,491
Denbury Resources, Inc.(a)	595,200	21,724,800
ENSCO International, Inc.	94,100	7,597,634
EXCO Resources, Inc.(a)	812,800	30,000,448
Gasco Energy, Inc.(a)(e)	927,600	3,849,540
GMX Resources, Inc.(a)(e)	4,300	318,630
Goodrich Petroleum Corp.(a)(e)	263,300	21,832,836
Halliburton Co.	390,726	20,735,829
Hercules Offshore, Inc.(a)(e)	68,900	2,619,578
Marathon Oil Corp.	6,447	334,406
Matador Resources Co. (acquired 01/20/05 through 04/19/06, cost $2,957,155)(c)(d)(f)	171,131	6,456,773
Nabors Industries Ltd.(a)	527,600	25,973,748
National Oilwell Varco, Inc.(a)	43,270	3,838,914
Newfield Exploration Co.(a)	959,310	62,594,977
Parallel Petroleum Corp.(a)	107,032	2,154,554
Particle Drilling Technologies, Inc.(a)	374,820	937,050
Patterson-UTI Energy, Inc.	1,236,800	44,574,272
Penn Virginia Corp.	896,200	67,591,404
Petrohawk Energy Corp.(a)	406,600	18,829,646
Pioneer Natural Resources Co.(e)	209,200	16,376,176
Plains Exploration & Production Co.(a)	1,005,525	73,373,159
Range Resources Corp.	200,000	13,108,000
Schlumberger Ltd.	210,136	22,574,910
Southwestern Energy Co.(a)	1,248,600	59,445,846
Treasure Island Royalty Trust(a)	366,922	278,861
TXCO Resources, Inc.(a)(e)	179,600	2,112,096
Verasun Energy Corp.(a)(e)	383,900	1,585,507
Warren Resources, Inc.(a)(e)	222,282	3,263,100
Weatherford International Ltd.(a)	754,396	37,410,498

		711,048,696

Waste Management — 0.0%
Republic Resources, Inc.	28,750	34

Total United States		1,211,941,139

Total Common Stocks (Cost — $682,040,365) — 86.3%		1,540,148,563

Warrants
Crosshair Exploration & Mining Corp. (issued 4/4/08, 1 share for 1 warrant, expiring 10/4/08, strike price 1.80 CAD) (acquired 4/4/08, cost $2,004)(c)(d)(f)	206,800	63,397
Point North Energy Ltd. (issued/exercisable 7/24/03, 1 share for 1 warrant, expiring 7/23/08, strike price 5.00 CAD) (acquired 7/24/03, cost $74)(c)(d)(f)	147,124	14

Total Warrants (Cost — $2,078) — 0.0%		63,411

JUNE 30, 2008	21

Schedule of Investments (concluded)	Global Resources Portfolio
(Percentages shown are based on Net Assets)

Short-Term Investments	Shares	Value
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(g)(h)(i)	135,307,900	$135,307,900
Galileo Money Market Fund, 2.32%(i)	242,233,269	242,233,269

Total Short-Term Investments (Cost — $377,541,169) — 21.2%		377,541,169

Total Investments (Cost — $1,059,583,612*) — 107.5%		1,917,753,143
Obligation to Return Securities Lending Collateral — (7.6)%		(135,307,900)
Other Assets in Excess of Liabilities — 0.1%		1,945,889

Net Assets — 100.0%		$1,784,391,132

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,090,891,986

Gross unrealized appreciation	$872,607,123
Gross unrealized depreciation	(45,745,966)

Net unrealized appreciation	$826,861,157

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(c)	Restricted security as to resale. As of report date the Portfolio held 1.9% of its net assets, with a current market value of $33,542,395 and an original cost of $20,967,576 in these securities.

(d)	Security is fair valued by the Board of Trustees.

(e)	Security, or a portion of security, is on loan.

(f)	Illiquid security.

(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$135,307,900	$956,702

(h)	Security purchased with the cash proceeds from securities loans.

(i)	Represents current yield as of report date.

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation
CAD	2,000	07/03/08	$11

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $1,972)			$11

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

22	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	All-Cap Global Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 1.4%
Metal & Mining — 1.4%
BHP Billiton Ltd. - ADR	286,190	$24,380,526

Bermuda — 0.9%
Oil & Gas — 0.9%
Seadrill Ltd.	522,400	15,945,273

Brazil — 2.4%
Oil & Gas — 2.4%
OGX Petroleo e Gas Participacoes SA	13,000	10,274,387
Petroleo Brasileiro SA - ADR(a)	425,400	30,131,082

Total Brazil		40,405,469

Canada — 8.9%
Metal & Mining — 2.5%
Eldorado Gold Corp.	1,407,500	11,994,876
NovaGold Resources, Inc.(a)(b)	743,100	5,536,095
Teck Cominco Ltd.	523,660	25,250,919

		42,781,890

Oil & Gas — 6.4%
Canadian Natural Resources Ltd.	207,160	20,767,790
Compton Petroleum Corp.(b)	1,067,280	13,554,257
Crescent Point Energy Trust	677,800	26,840,800
Galleon Energy, Inc. - Class A(b)	838,774	16,944,929
Nexen, Inc.	365,614	14,578,666
Trican Well Service Ltd.	470,231	11,690,062
TriStar Oil & Gas Ltd.(b)	261,554	5,289,049
TriStar Oil & Gas Ltd. (acquired 12/22/05 through 12/28/05, cost $153,855)(b)(c)	6,000	121,330

		109,786,883

Total Canada		152,568,773

China — 0.3%
Oil & Gas — 0.3%
PetroChina Co. Ltd. - ADR	38,800	4,999,768

France — 0.5%
Oil & Gas — 0.5%
Total SA - ADR	109,760	9,359,235

Netherlands — 2.0%
Oil & Gas — 2.0%
Core Laboratories NV	235,240	33,486,414

Norway — 1.4%
Oil & Gas — 1.4%
StatoilHydro ASA	434,652	16,216,762
StatoilHydro ASA - ADR	183,280	6,851,007

Total Norway		23,067,769

United Kingdom — 2.7%
Oil & Gas — 2.7%
BG Group Plc - ADR	180,780	23,511,795
Heritage Oil Ltd.	572,000	3,899,351
Petrofac Ltd.	1,236,800	18,123,677

Total United Kingdom		45,534,823

United States — 79.2%
Energy & Utilities — 3.8%
Equitable Resources, Inc.	304,000	20,994,240
NRG Energy, Inc.(b)	486,600	20,875,140
Questar Corp.	325,120	23,096,525

		64,965,905

Food & Agriculture — 3.7%
Potash Corp. of Saskatchewan, Inc.	277,800	63,496,746

Metal & Mining — 19.7%
Agnico-Eagle Mines Ltd.	304,300	22,630,791
Arch Coal, Inc.	398,500	29,899,455
Cameco Corp.	91,900	3,939,753
CONSOL Energy, Inc.	649,500	72,984,315
Goldcorp, Inc.(a)	907,802	41,913,218
Massey Energy Co.	756,229	70,896,469
Newmont Mining Corp.(a)	134,900	7,036,384
Patriot Coal Corp.(b)	38,358	5,879,898
Peabody Energy Corp.	489,080	43,063,494
Silver Standard Resources, Inc.(a)(b)	817,790	23,429,683
Silver Wheaton Corp.(a)(b)	963,574	14,116,359

		335,789,819

Oil & Gas — 52.0%
Apache Corp.	230,300	32,011,700
Bill Barrett Corp.(a)(b)	649,691	38,598,142
Cameron International Corp.(a)(b)	254,500	14,086,575
Chesapeake Energy Corp.(a)	421,430	27,797,523
ConocoPhillips	187,806	17,727,008
Denbury Resources, Inc.(b)	680,500	24,838,250
Devon Energy Corp.	239,700	28,802,352
EnCana Corp.	288,900	26,269,677
ENSCO International, Inc.	183,478	14,814,014
EOG Resources, Inc.	317,270	41,625,824
Exterran Holdings, Inc.(a)(b)	265,880	19,007,761
FMC Technologies, Inc.(a)(b)	404,300	31,102,799
Forest Oil Corp.(a)(b)	350,100	26,082,450
Gasco Energy, Inc.(a)(b)	1,322,782	5,489,545
Helix Energy Solutions Group, Inc.(a)(b)	347,400	14,465,736
Helmerich & Payne, Inc.(a)	541,300	38,984,426
Hess Corp.	260,040	32,814,448
Hugoton Royalty Trust	1	37
Marathon Oil Corp.	341,900	17,734,353
Murphy Oil Corp.	164,800	16,158,640
Nabors Industries Ltd.(a)(b)	201,400	9,914,922
Newfield Exploration Co.(b)	392,400	25,604,100
Noble Corp.	192,000	12,472,320
Occidental Petroleum Corp.	321,550	28,894,483
Oceaneering International, Inc.(a)(b)	164,100	12,643,905
Pioneer Natural Resources Co.	202,400	15,843,872
Plains Exploration & Production Co.(b)	338,900	24,729,533
Pride International, Inc.(b)	207,100	9,793,759
Quicksilver Resources, Inc.(a)(b)	419,800	16,221,072
Range Resources Corp.	447,700	29,342,258
Rowan Cos., Inc.(a)	364,100	17,021,675
Schlumberger Ltd.	371,500	39,910,245
Smith International, Inc.(a)	240,400	19,986,856
Southwestern Energy Co.(b)	424,740	20,221,872
Suncor Energy, Inc.	198,860	11,557,743
TXCO Resources, Inc.(a)(b)	285,300	3,355,128
Unit Corp.(b)	429,800	35,660,506
Warren Resources, Inc.(b)	381,025	5,593,447

JUNE 30, 2008	23

Schedule of Investments (concluded)	All-Cap Global Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Oil & Gas (Continued)
Weatherford International Ltd.(b)	847,260	$42,015,623
Whiting Petroleum Corp.(b)	72,500	7,690,800
XTO Energy, Inc.(a)	424,491	29,081,879

		885,967,258

Total United States		1,350,219,728

Total Common Stocks (Cost — $976,787,423) — 99.7%		1,699,967,778

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(d)(e)(f)	224,407,500	224,407,500
Galileo Money Market Fund, 2.32%(f)	11,205,161	11,205,161

Total Short-Term Investments (Cost — $235,612,661) — 13.8%		235,612,661

Total Investments (Cost — $1,212,400,084*) — 113.5%		1,935,580,439
Obligation to Return Securities Lending Collateral — (13.2)%		(224,407,500)
Liabilities in Excess of Other Assets — (0.3)%		(6,021,203)

Net Assets — 100.0%		$1,705,151,736

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,215,740,689

Gross unrealized appreciation	$728,730,762
Gross unrealized depreciation	(8,891,012)

Net unrealized appreciation	$719,839,750

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Restricted security as to resale. As of report date the Portfolio held less than 0.1% of its net assets, with a current market value of $121,330 and an original cost of $153,855 in these securities.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$224,407,500	$789,817

(e)	Security purchased with the cash proceeds from securities loans.

(f)	Represents current yield as of report date.

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

24	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Bermuda — 0.8%
Medical & Medical Services — 0.8%
Covidien Ltd.	196,500	$9,410,385

Cayman Islands — 1.4%
Medical Instruments & Supplies — 1.4%
China Medical Technologies, Inc. - ADR	321,900	15,901,860

Germany — 1.3%
Medical Instruments & Supplies — 1.3%
Fresenius Medical Care AG & Co. KGgA	276,400	15,235,640

Israel — 1.8%
Pharmaceuticals — 1.8%
Teva Pharmaceutical Industries Ltd. - ADR	456,200	20,893,960

Switzerland — 5.8%
Pharmaceuticals — 5.8%
Novartis AG - ADR	444,600	24,470,784
Roche Holding AG	233,600	42,075,669

Total Switzerland		66,546,453

United States — 80.1%
Computer Software & Services — 0.2%
MedAssets, Inc.	129,000	2,199,450

Insurance — 1.4%
Aetna, Inc.	390,700	15,835,071

Manufacturing — 0.5%
Varian, Inc.(b)	118,800	6,065,928

Medical & Medical Services — 11.2%
Amgen, Inc.	312,000	14,713,920
Baxter International, Inc.	823,700	52,667,378
BioForm Medical, Inc.(a)(b)	79,600	321,584
Covance, Inc.(b)	37,000	3,182,740
DaVita, Inc.(b)	117,200	6,226,836
Integra LifeSciences Holdings Corp.(a)(b)	276,000	12,276,480
Medco Health Solutions, Inc.(b)	487,000	22,986,400
Millipore Corp.(b)	219,200	14,874,912
Sequenom, Inc.(b)	127,500	2,034,900

		129,285,150

Medical Instruments & Supplies — 30.0%
Alcon, Inc.	285,400	46,460,266
Alphatec Holdings, Inc.(b)	419,700	1,712,376
Beckman Coulter, Inc.	87,100	5,881,863
Becton, Dickinson & Co.	681,000	55,365,300
C.R. Bard, Inc.(a)	164,500	14,467,775
Charles River Laboratories International, Inc.(a)(b)	464,400	29,684,448
Cyberonics, Inc.(a)(b)	704,100	15,278,970
Halozyme Therapeutics, Inc.(a)(b)	254,600	1,369,748
Immucor, Inc.(b)	434,600	11,247,448
Johnson & Johnson	644,400	41,460,696
Medtronic, Inc.	1,067,600	55,248,300
SenoRx, Inc.(b)	264,900	2,045,028
St. Jude Medical, Inc.(a)(b)	291,100	11,900,168
Stryker Corp.(a)	184,000	11,569,920
Varian Medical Systems, Inc.(a)(b)	629,900	32,660,315
Zimmer Holdings, Inc.(b)	165,100	11,235,055

		347,587,676

Pharmaceuticals — 34.0%
Abbott Laboratories	292,100	15,472,537
Alexion Pharmaceuticals, Inc.(b)	697,100	50,539,750
Applera Corp. - Celera Genomics Group(a)	686,400	7,797,504
Aryx Therapeutics, Inc.(b)	122,000	961,360
Auxilium Pharmaceuticals, Inc.(b)	606,600	20,393,892
BioMarin Pharmaceutical, Inc.(a)(b)	559,179	16,205,007
Bristol-Myers Squibb Co.	1,172,300	24,067,319
Celgene Corp.(b)	510,937	32,633,546
Eli Lilly & Co.	181,900	8,396,504
Genentech, Inc.(b)	448,500	34,041,150
Genzyme Corp.(b)	562,700	40,525,654
Gilead Sciences, Inc.(a)(b)	1,504,300	79,652,685
InterMune, Inc.(a)(b)	210,681	2,764,135
Merck & Co., Inc.	583,600	21,995,884
Nanosphere, Inc.(b)	79,600	625,656
Poniard Pharmaceuticals, Inc.(a)(b)	401,100	1,700,664
Rigel Pharmaceuticals, Inc.(b)	285,400	6,467,164
United Therapeutics Corp.(a)(b)	104,600	10,224,650
Vertex Pharmaceuticals, Inc.(b)	357,400	11,962,178
Wyeth	132,102	6,335,612

		392,762,851

Retail Merchandising — 2.8%
CVS Caremark Corp.	820,100	32,451,357

Total United States		926,187,483

Total Common Stocks (Cost — $932,589,751) — 91.2%		1,054,175,781

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	129,555,200	129,555,200
Galileo Money Market Fund, 2.32%(e)	112,582,834	112,582,834

Total Short-Term Investments (Cost — $242,138,034) — 20.9%		242,138,034

Total Investments Before Outstanding Options Written (Cost — $1,174,727,785*) — 112.1%		1,296,313,815

	Contracts
Call Option Written
Zimmer Holdings, Inc., expiring July 2008, at $75
(Premiums received — $177,019) — (0.0)%	(1,651)	(16,510)

Put Options Written
Vertex Pharmaceuticals, Inc., expires July 2008 at $25	(2,380)	(11,900)
Vertex Pharmaceuticals, Inc., expires July 2008 at $30	(1,983)	(69,405)

Total Put Options Written (Premiums received — $401,933) — (0.0)%		(81,305)

Total Options Written (Premiums received — $578,952) — (0.0)%		(97,815)

JUNE 30, 2008	25

Schedule of Investments (concluded)	Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of Outstanding Options Written (Cost — $1,174,148,833) — 112.1%	$1,296,216,000
Obligation to Return Securities Lending Collateral — (11.2)%	(129,555,200)
Liabilities in Excess of Other Assets — (0.9)%	(10,129,576)

Net Assets — 100.0%	$1,156,531,224

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,176,686,028

Gross unrealized appreciation	$135,530,271
Gross unrealized depreciation	(15,902,484)

Net unrealized appreciation	$119,627,787

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$129,555,200	$659,844

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation
CHF	8,604,000	07/23/08	$129,587
EUR	1,265,000	07/23/08	36,390

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $10,248,398)			$165,977

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
CHF	53,989,000	07/23/08	$756,544
EUR	10,913,500	07/23/08	(15,765)

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $70,769,115)			$740,779

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

26	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace — 2.0%
Alliant Techsystems, Inc.	57,400	$5,836,432
Curtiss-Wright Corp.	140,000	6,263,600
Orbital Sciences Corp.(a)	286,400	6,747,584

		18,847,616

Banks — 3.2%
Commerce Bancshares, Inc.	107,000	4,243,620
Greenhill & Co., Inc.(b)	47,800	2,574,508
Hudson City Bancorp, Inc.	193,300	3,224,244
National Penn Bancshares, Inc.(b)	257,500	3,419,600
New York Community Bancorp, Inc.(b)	205,800	3,671,472
Northern Trust Corp.	73,500	5,039,895
SVB Financial Group(a)	78,400	3,771,824
UMB Financial Corp.	70,500	3,614,535

		29,559,698

Beverages & Bottling — 0.5%
Molson Coors Brewing Co. - Class B	82,320	4,472,446

Broadcasting — 0.2%
Sinclair Broadcast Group, Inc. - Class A	276,200	2,099,120

Business Services — 2.3%
Apollo Group, Inc. - Class A	38,100	1,686,306
The Dun & Bradstreet Corp.	82,200	7,204,008
FTI Consulting, Inc.(a)	143,800	9,844,548
ITT Educational Services, Inc.(a)	30,600	2,528,478

		21,263,340

Chemicals — 1.5%
Celanese Corp. - Series A	185,900	8,488,194
CF Industries Holdings, Inc.	38,300	5,852,240

		14,340,434

Computer & Office Equipment — 0.5%
Western Digital Corp.	147,200	5,082,816

Computer Software & Services — 6.9%
Ariba, Inc.	416,800	6,131,128
BMC Software, Inc.(a)	174,400	6,278,400
Citrix Systems, Inc.(a)	123,100	3,620,371
Ingram Micro, Inc. - Class A(a)	200,900	3,565,975
McAfee, Inc.(a)	153,400	5,220,202
priceline.com, Inc.(a)(b)	60,200	6,950,692
Quest Software, Inc.(a)	375,900	5,567,079
Salesforce.Com, Inc.(a)	105,400	7,191,442
Seagate Technology, Inc.(b)	248,900	4,761,457
Sybase, Inc.(a)	163,800	4,818,996
SYNNEX Corp.(a)	91,600	2,298,244
VeriSign, Inc.(a)(b)	210,600	7,960,680

		64,364,666

Containers — 1.4%
Ball Corp.	90,900	4,339,566
Crown Holdings, Inc.(a)	217,200	5,645,028
Owens-Illinois, Inc.(a)	73,900	3,080,891

		13,065,485

Electronics — 3.0%
Amphenol Corp.	164,300	7,373,784
Flextronics International Ltd.(a)	603,400	5,671,960
GrafTech International Ltd.(a)	436,200	11,703,246
Molex, Inc.	137,200	3,349,052

		28,098,042

Energy & Utilities — 6.1%
Airgas, Inc.	138,100	8,063,659
DPL, Inc.(b)	187,700	4,951,526
Edison International	132,000	6,782,160
MDU Resources Group, Inc.	204,400	7,125,384
Mirant Corp.(a)(b)	198,300	7,763,445
PPL Corp.	104,000	5,436,080
Questar Corp.	153,500	10,904,640
Sempra Energy(b)	117,700	6,644,165

		57,671,059

Entertainment & Leisure — 1.4%
Gaylord Entertainment Co.(b)	91,400	2,189,944
Liberty Media Corp. - Entertainment - Series A(a)	183,700	4,451,051
WMS Industries, Inc.(a)(b)	202,600	6,031,402

		12,672,397

Finance — 1.6%
Invesco Ltd.	299,800	7,189,204
Investment Technology Group, Inc.(a)(b)	117,900	3,944,934
Knight Capital Group, Inc.(a)	235,100	4,227,098

		15,361,236

Food & Agriculture — 1.6%
Flowers Foods, Inc.	145,000	4,109,300
The Mosaic Co.(a)	74,100	10,722,270

		14,831,570

Insurance — 3.7%
Aon Corp.	128,100	5,884,914
Assurant, Inc.	57,800	3,812,488
AXIS Capital Holdings Ltd.	111,300	3,317,853
Reinsurance Group of America, Inc.	115,900	5,043,968
RenaissanceRe Holdings Ltd.	69,400	3,100,098
Solera Holdings, Inc.(a)	153,900	4,256,874
Torchmark Corp.	89,900	5,272,635
Unum Group	209,300	4,280,185

		34,969,015

Machinery & Heavy Equipment — 3.2%
Flowserve Corp.	71,700	9,801,390
Joy Global, Inc.	88,200	6,688,206
Lufkin Industries, Inc.	52,500	4,372,200
Wabtec Corp.	180,800	8,790,496

		29,652,292

Manufacturing — 5.2%
Actuant Corp. - Class A	177,800	5,574,030
Commercial Metals Co.	112,900	4,256,330
Cummins, Inc.	92,500	6,060,600
Gardner Denver, Inc.(a)	150,000	8,520,000
Greif, Inc.	108,500	6,947,255
Guess?, Inc.(b)	149,900	5,613,755
VF Corp.	48,800	3,473,584
Watson Wyatt Worldwide, Inc.	158,300	8,372,487

		48,818,041

Medical & Medical Services — 1.3%
DaVita, Inc.	101,500	5,392,695
Millipore Corp.(a)	102,600	6,962,436

		12,355,131

Medical Instruments & Supplies — 3.6%
Beckman Coulter, Inc.	71,500	4,828,395

JUNE 30, 2008	27

Schedule of Investments (continued)	U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Medical Instruments & Supplies (Continued)
Becton, Dickinson & Co.	81,800	$6,650,340
C.R. Bard, Inc.	56,100	4,933,995
Charles River Laboratories International, Inc.(a)	112,200	7,171,824
Immucor, Inc.(a)	184,300	4,769,684
Varian Medical Systems, Inc.(a)	95,800	4,967,230

		33,321,468

Metal & Mining — 6.3%
Arch Coal, Inc.	124,800	9,363,744
CONSOL Energy, Inc.	159,400	17,911,778
Kinross Gold Corp.	407,600	9,623,436
Pan American Silver Corp.(a)	118,900	4,111,562
Reliance Steel & Aluminum Co.	76,700	5,912,803
Schnitzer Steel Industries, Inc. - Class A	66,200	7,586,520
Yamana Gold, Inc.	290,500	4,804,870

		59,314,713

Oil & Gas — 12.1%
AGL Resources, Inc.	108,900	3,765,762
Atwood Oceanics, Inc.(a)	37,300	4,637,882
Bill Barrett Corp.(a)(b)	91,458	5,433,520
Chesapeake Energy Corp.	186,800	12,321,328
Forest Oil Corp.(a)	76,400	5,691,800
Helmerich & Payne, Inc.	58,200	4,191,564
Hercules Offshore, Inc.(a)	108,100	4,109,962
Layne Christensen Co.(a)	85,900	3,761,561
Mariner Energy, Inc.(a)	131,100	4,846,767
Nabors Industries Ltd.(a)(b)	54,200	2,668,266
Newfield Exploration Co.(a)	152,500	9,950,625
Noble Energy, Inc.	50,800	5,108,448
Oil States International, Inc.(a)	89,000	5,646,160
Petrohawk Energy Corp.(a)(b)	368,200	17,051,342
Petroleum Development Corp.(a)	57,800	3,843,122
Pioneer Natural Resources Co.	71,000	5,557,880
Pride International, Inc.(a)	100,300	4,743,187
Suburban Propane Partners LP(b)	72,700	2,779,321
Willbros Group, Inc.(a)(b)	159,200	6,974,552

		113,083,049

Pharmaceuticals — 2.0%
Alexion Pharmaceuticals, Inc.	86,000	6,235,000
Auxilium Pharmaceuticals, Inc.(a)	143,400	4,821,108
Celgene Corp.(a)	40,445	2,583,222
Vertex Pharmaceuticals, Inc.(a)	153,300	5,130,951

		18,770,281

Railroad & Shipping — 1.0%
Genesee & Wyoming, Inc. - Class A	124,000	4,218,480
Kansas City Southern(a)(b)	126,400	5,560,336

		9,778,816

Real Estate — 1.0%
Boston Properties, Inc. (REIT)	53,900	4,862,858
Taubman Centers, Inc. (REIT)(b)	102,000	4,962,300

		9,825,158

Restaurants — 1.0%
Burger King Holdings, Inc.	176,800	4,736,472
Darling International, Inc.(a)	280,000	4,625,600

		9,362,072

Retail Merchandising — 2.7%
Hanesbrands, Inc.(b)	153,600	4,168,704
Jarden Corp.(a)(b)	206,900	3,773,856
Nordstrom, Inc.(b)	175,300	5,311,590
Ross Stores, Inc.	205,100	7,285,152
Saks, Inc.(a)	292,000	3,206,160
SUPERVALU, Inc.	57,200	1,766,908

		25,512,370

Security Brokers & Dealers — 0.8%
Waddell & Reed Financial, Inc.	204,500	7,159,545

Semiconductors & Related Devices — 3.1%
Altera Corp.	173,500	3,591,450
Analog Devices, Inc.	177,900	5,651,883
Cavium Networks, Inc.(a)(b)	37,500	787,500
Hittite Microwave Corp.(a)	129,000	4,594,980
Microsemi Corp.(a)	12,283	309,286
Netlogic Microsystems, Inc.(a)(b)	145,700	4,837,240
PMC-Sierra, Inc.(a)	706,700	5,406,255
Varian Semiconductor Equipment Associates, Inc.(a)(b)	106,200	3,697,884

		28,876,478

Telecommunications — 3.4%
American Tower Corp. - Class A	121,300	5,124,925
Ciena Corp.(a)	93,700	2,171,029
Cincinnati Bell, Inc.(a)	849,600	3,381,408
Harris Corp.	109,600	5,533,704
JDS Uniphase Corp.(a)(b)	225,600	2,562,816
SBA Communications Corp.(a)(b)	178,600	6,431,386
Syniverse Holdings, Inc.(a)	191,500	3,102,300
Tekelec(a)	243,200	3,577,472

		31,885,040

Tires & Rubber — 1.3%
The Goodyear Tire & Rubber Co.	270,600	4,824,798
Titan International, Inc.	204,100	7,270,042

		12,094,840

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	97,200	5,330,448
Landstar System, Inc.	108,900	6,013,458

		11,343,906

Waste Management — 1.5%
Metalico, Inc.(b)	454,868	7,969,287
Republic Services, Inc.	210,300	6,245,910

		14,215,197

Total Common Stocks (Cost — $735,849,486) — 86.6%		812,067,337

Exchange-Traded Funds
iShares Dow Jones U.S. Real Estate Index Fund(b)	392,200	23,904,589
SPDR S&P Homebuilders(b)	54,000	887,220
SPDR S&P Retail(b)	173,700	5,078,988
Vanguard Consumer Discretionary	64,400	2,900,576

Total Exchange-Traded Funds (Cost — $35,024,740) — 3.5%		32,771,373

28	JUNE 30, 2008

Schedule of Investments (concluded)	U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	138,958,300	$138,958,300
Galileo Money Market Fund, 2.32%(e)	86,037,300	86,037,300

Total Short-Term Investments (Cost — $224,995,600) — 24.0%		224,995,600

Total Investments (Cost — $995,869,826*) — 114.1%		1,069,834,310
Obligation to Return Securities Lending Collateral — (14.8)%		(138,958,300)
Other Assets in Excess of Liabilities — 0.7%		6,640,112

Net Assets — 100.0%		$937,516,122

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$996,457,426

Gross unrealized appreciation	$109,670,259
Gross unrealized depreciation	(36,293,375)

Net unrealized appreciation	$73,376,884

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$138,958,300	$446,031

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•	Cash of $3,150,000 pledged as collateral in connection with open financial futures contracts.

Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
655	E-Mini Russell 2000	September 2008	$45,306,350	$(2,605,334)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	29

Schedule of Investments June 30, 2008 (Unaudited)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 1.6%
Metal & Mining — 0.7%
BHP Billiton Ltd. - ADR	10,000	$851,900

Oil & Gas — 0.9%
Oil Search Ltd.	157,500	1,027,653

Total Australia		1,879,553

Belgium — 0.7%
Telecommunications — 0.7%
Belgacom SA	18,300	785,104

Bermuda — 0.6%
Oil & Gas — 0.6%
Seadrill Ltd.	23,000	702,031

Brazil — 2.8%
Banks — 0.9%
Banco Industrial e Comercial SA	57,900	299,775
Unibanco SA - ADR	6,200	786,966

		1,086,741

Energy & Utilities — 0.5%
Companhia Energetica de Minas Gerais- CEMIG - ADR	25,049	614,953

Paper & Forest Products — 0.5%
Aracruz Celulose SA - ADR	8,700	638,493

Real Estate — 0.3%
PDG Realty SA Empreendimentos e Participacoes	24,300	346,970

Telecommunications — 0.6%
Bovespa Holding SA	15,400	190,206
GVT Holding SA(a)	21,400	519,949

		710,155

Total Brazil		3,397,312

Canada — 3.3%
Metal & Mining — 1.7%
Barrick Gold Corp.	22,100	1,005,550
Kinross Gold Corp.	40,400	954,830

		1,960,380

Oil & Gas — 1.3%
EnCana Corp.	7,900	723,295
Nexen, Inc.	20,600	821,414

		1,544,709

Retail Merchandising — 0.3%
Shoppers Drug Mart Corp.	7,300	400,115

Total Canada		3,905,204

Chile — 0.1%
Banks — 0.1%
Banco Santander Chile SA - ADR	4,000	172,040

China — 0.5%
Computer Software & Services — 0.5%
Sina Corp.	15,400	655,270

Denmark — 0.8%
Energy & Utilities — 0.8%
Vestas Wind Systems A/S	7,600	989,497

Finland — 0.3%
Manufacturing — 0.3%
Wartsila Oyj - Series B	6,700	418,366

France — 2.4%
Banks — 0.2%
BNP Paribas SA	2,600	234,045

Beverages & Bottling — 0.6%
LVMH Moet Hennessy Louis Vuitton SA	6,800	709,356

Entertainment & Leisure — 0.3%
Vivendi Universal SA	8,900	335,587

Insurance — 0.3%
AXA SA	10,900	321,178

Oil & Gas — 0.6%
Total SA	8,300	706,484

Telecommunications — 0.4%
France Telecom SA	17,400	510,292

Total France		2,816,942

Germany — 2.0%
Manufacturing — 0.6%
Adidas-Salomon AG	11,800	743,081

Medical Instruments & Supplies — 0.5%
Fresenius Medical Care AG & Co. KGgA	11,500	633,617

Oil & Gas — 0.6%
Linde AG	4,600	646,119

Security Brokers & Dealers — 0.3%
Deutsche Boerse AG	3,200	361,730

Total Germany		2,384,547

Greece — 0.4%
Banks — 0.4%
National Bank of Greece SA	9,640	433,867

Hong Kong — 2.5%
Entertainment & Leisure — 0.5%
The Hongkong & Shanghai Hotels Ltd.	406,000	614,258

Real Estate — 1.2%
Kerry Properties Ltd.	89,900	472,792
New World Development Co. Ltd.	145,900	298,013
Sun Hung Kai Properties Ltd.	45,000	611,733

		1,382,538

Retail Merchandising — 0.4%
Esprit Holdings Ltd.	50,400	524,791

Telecommunications — 0.4%
China Mobile Ltd.	32,700	438,927

Total Hong Kong		2,960,514

Italy — 0.5%
Telecommunications — 0.5%
Enel SpA	60,100	570,134

Japan — 7.0%
Banks — 1.1%
Gunma Bank Ltd.	57,000	379,996
Mizuho Financial Group, Inc.	100	465,284
The Sumitomo Industries Ltd.	74,400	519,767

		1,365,047

Computer Software & Services — 0.9%
Nintendo Co. Ltd.	1,800	1,020,732

Electronics — 1.5%
Fanuc Ltd.	6,500	635,682

30	JUNE 30, 2008

Schedule of Investments (continued)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (Continued)
Electronics (Continued)
NGK Insulators Ltd.	43,800	$853,909
Star Micronics Co. Ltd.	16,000	252,293

		1,741,884

Energy & Utilities — 1.1%
Kurita Water Industries Ltd.	34,000	1,261,524

Machinery & Heavy Equipment — 0.5%
Daikin Industries Ltd.	13,100	662,373

Manufacturing — 0.8%
Daihatsu Motor Co. Ltd.	30,000	343,996
Mitsubishi Electric Corp.	59,000	638,136

		982,132

Retail Merchandising — 0.4%
ITOCHU Corp.	44,300	472,316

Transportation — 0.7%
Mitsui OSK Lines Ltd.	55,700	794,392

Total Japan		8,300,400

Malaysia — 0.9%
Banks — 0.3%
Alliance Financial Group Bhd	495,900	420,803

Telecommunications — 0.6%
Telekom Malaysia Bhd	234,200	228,370
TM International Bhd(a)	234,200	440,805

		669,175

Total Malaysia		1,089,978

Mexico — 0.8%
Beverages & Bottling — 0.8%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	22,000	1,001,220

Netherlands — 0.4%
Beverages & Bottling — 0.4%
Heineken Holding NV	9,400	430,242

Norway — 0.8%
Chemicals — 0.8%
Yara International ASA	10,900	962,640

Russia — 0.5%
Oil & Gas — 0.5%
Gazprom, Inc.- ADR	11,000	638,000

Singapore — 0.5%
Banks — 0.5%
United Overseas Bank Ltd.	43,400	595,808

South Africa — 0.4%
Telecommunications — 0.4%
Naspers Ltd.	20,400	443,826

South Korea — 1.3%
Electronics — 1.1%
LG Electronics, Inc.	3,900	441,022
Samsung Electronics Co. Ltd.	1,400	836,414

		1,277,436

Security Brokers & Dealers — 0.2%
Korea Investment Holdings Co. Ltd.	5,768	230,579

Total South Korea		1,508,015

Spain — 0.2%
Banks — 0.2%
Banco Bilbao Vizcaya Argentaria SA	11,500	219,119

Sweden — 0.3%
Banks — 0.3%
Nordea Bank AB	27,700	379,560

Switzerland — 2.9%
Banks — 0.4%
Julius Baer Holding Ltd.	7,300	489,559

Chemicals — 0.7%
Syngenta AG	2,500	809,932

Food & Agriculture — 0.9%
Nestle SA	25,000	1,126,617

Pharmaceuticals — 0.9%
Novartis AG - ADR	11,100	610,944
Roche Holding AG	2,500	449,431

		1,060,375

Total Switzerland		3,486,483

Taiwan — 2.3%
Chemicals — 0.8%
Taiwan Fertilizer Co. Ltd.	269,300	1,009,610

Computer & Office Equipment — 0.9%
ASUSTek Computer, Inc.	181,000	491,631
High Tech Computer Corp.	23,700	529,693

		1,021,324

Telecommunications — 0.6%
Taiwan Mobile Co. Ltd.	368,619	684,758

Total Taiwan		2,715,692

Thailand — 0.3%
Banks — 0.3%
Bangkok Bank Public Co. Ltd.	115,100	413,625

United Kingdom — 5.1%
Banks — 0.2%
HSBC Holdings Plc	15,200	234,042

Construction — 0.5%
AMEC Plc	35,000	616,743

Energy & Utilities — 1.4%
British Energy Group Plc	66,700	938,336
International Power Plc	77,100	660,491

		1,598,827

Finance — 0.4%
ICAP Plc	45,600	488,432

Insurance — 0.2%
Prudential Plc	23,400	246,817

Metal & Mining — 0.7%
Rio Tinto Plc - ADR	1,700	841,500

Oil & Gas — 0.6%
BP Plc	61,200	709,343

Telecommunications — 0.7%
Vodafone Group Plc	195,100	574,825
Vodafone Group Plc - ADR	9,800	288,708

		863,533

JUNE 30, 2008	31

Schedule of Investments (continued)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United Kingdom (Continued)
Transportation — 0.4%
Arriva Plc	31,700	$430,494

Total United Kingdom		6,029,731

United States — 47.2%
Banks — 2.0%
Dime Community Bancshares	28,000	462,280
Hudson City Bancorp, Inc.	24,700	411,996
JPMorgan Chase & Co.	13,100	449,461
KBW Bank Corp.	18,000	515,700
U.S. Bancorp	8,700	242,643
Wells Fargo & Co.	13,100	311,125

		2,393,205

Beverages & Bottling — 1.0%
Anheuser-Busch Cos., Inc.	9,700	602,564
Molson Coors Brewing Co. - Class B	10,600	575,898

		1,178,462

Business Services — 0.3%
FTI Consulting, Inc.	5,400	369,684

Chemicals — 0.7%
Celanese Corp. - Series A	17,400	794,484

Computer & Office Equipment — 1.9%
Apple, Inc.	1,700	284,648
Cisco Systems, Inc.(a)	32,000	744,320
Hewlett-Packard Co.	10,600	468,626
International Business Machines Corp.	6,300	746,739

		2,244,333

Computer Software & Services — 1.8%
EMC Corp.	46,800	687,492
Microsoft Corp.	25,900	712,509
Oracle Corp.(a)	33,400	701,400

		2,101,401

Electronics — 2.3%
Flextronics International Ltd.	82,300	773,620
GrafTech International Ltd.(a)	43,500	1,167,105
Intel Corp.	39,400	846,312

		2,787,037

Energy & Utilities — 1.7%
American Electric Power Co., Inc.	14,400	579,312
FPL Group, Inc.	6,700	439,386
PPL Corp.	10,900	569,743
Public Service Enterprise Group, Inc.	10,900	500,637

		2,089,078

Finance — 0.2%
The Goldman Sachs Group, Inc.	1,500	262,350

Food & Agriculture — 1.3%
H.J. Heinz Co.	13,400	641,190
Kellogg Co.	19,400	931,588

		1,572,778

Insurance — 2.0%
ACE Ltd.	8,700	479,283
Aon Corp.	12,000	551,280
Reinsurance Group of America, Inc.	12,900	561,408
Travelers Cos., Inc.	9,100	394,940
Willis Group Holdings Ltd.	13,000	407,810

		2,394,721

Machinery & Heavy Equipment — 2.4%
Flowserve Corp.	6,100	833,870
Joy Global, Inc.	10,900	826,547
Wabtec Corp.	24,700	1,200,914

		2,861,331

Manufacturing — 2.8%
Corning, Inc.	41,100	947,355
Cummins, Inc.	12,300	805,896
NIKE, Inc. - Class B	14,100	840,501
Nucor Corp.	10,200	761,634

		3,355,386

Medical & Medical Services — 0.7%
Baxter International, Inc.	14,000	895,160

Medical Instruments & Supplies — 3.4%
Alcon, Inc.	4,000	651,160
Becton, Dickinson & Co.	11,100	902,430
C.R. Bard, Inc.	6,300	554,085
Johnson & Johnson	11,500	739,910
Medtronic, Inc.	24,300	1,257,525

		4,105,110

Metal & Mining — 5.3%
Arch Coal, Inc.	12,000	900,360
Freeport-McMoRan Copper & Gold, Inc. - Class B	10,000	1,171,900
Pan American Silver Corp.(a)	14,900	515,242
Peabody Energy Corp.	13,500	1,188,675
Reliance Steel & Aluminum Co.	10,200	786,318
Schnitzer Steel Industries, Inc. - Class A	8,700	997,020
Southern Copper Corp.	7,100	757,073

		6,316,588

Oil & Gas — 8.2%
Chesapeake Energy Corp.	13,000	857,480
Chevron Corp.	5,700	565,041
Forest Oil Corp.(a)	11,400	849,300
Halliburton Co.	9,600	509,472
Helmerich & Payne, Inc.	7,800	561,756
Nabors Industries Ltd.(a)	7,300	359,379
Newfield Exploration Co.(a)	14,400	939,600
Occidental Petroleum Corp.	6,500	584,090
Petrohawk Energy Corp.(a)	30,000	1,389,300
Petroleum Development Corp.(a)	7,800	518,622
Pioneer Natural Resources Co.	10,800	845,424
Pride International, Inc.(a)	21,000	993,090
Ultra Petroleum Corp.(a)	8,000	785,600

		9,758,154

Pharmaceuticals — 2.5%
Genentech, Inc.	14,100	1,070,190
Genzyme Corp.(a)	9,100	655,382
Gilead Sciences, Inc.(a)	24,400	1,291,980

		3,017,552

Railroad & Shipping — 1.3%
Genesee & Wyoming, Inc. - Class A	20,300	690,606

32	JUNE 30, 2008

Schedule of Investments (concluded)	Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (Continued)
Railroad & Shipping (Continued)
Norfolk Southern Corp.	13,000	$814,710

		1,505,316

Restaurants — 1.1%
Darling International, Inc.	34,100	563,332
Yum! Brands, Inc.	20,600	722,854

		1,286,186

Retail Merchandising — 1.1%
CVS Caremark Corp.	19,300	763,701
Wal-Mart Stores, Inc.	8,900	500,180

		1,263,881

Semiconductors & Related Devices — 0.5%
Analog Devices, Inc.	18,800	597,276

Soaps & Cosmetics — 0.4%
Colgate-Palmolive Co.	7,700	532,070

Telecommunications — 1.1%
QUALCOMM, Inc.	20,400	905,148
Research In Motion Ltd.(a)	3,400	397,460

		1,302,608

Tires & Rubber — 0.9%
Titan International, Inc.	29,300	1,043,666

Tobacco — 0.3%
Philip Morris International, Inc.	6,200	306,218

Total United States		56,334,035

Total Common Stocks (Cost — $99,950,146) — 89.4%		106,618,755

Exchange-Traded Funds
iShares Dow Jones U.S. Consumer Services Sector Index Fund	17,700	968,190
iShares Dow Jones U.S. Real Estate Index Fund	19,100	1,164,145

Total Exchange-Traded Funds (Cost $2,246,529) — 1.8%		2,132,335

Short-Term Investment
Galileo Money Market Fund, 2.32%(b)
(Cost — $9,243,510) — 7.8%	9,243,510	9,243,510

Total Investments (Cost — $111,440,185*) — 99.0%		117,994,600
Other Assets in Excess of Liabilities — 1.0%		1,235,342

Net Assets — 100.0%		$119,229,942

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$111,542,608

Gross unrealized appreciation	$12,090,160
Gross unrealized depreciation	(5,638,168)

Net unrealized appreciation	$6,451,992

(a)	Non-income producing security.

(b)	Represents current yield as of report date.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
CAD	121,000	07/02/08	$(1,117)
CAD	210,000	07/03/08	(1,175)
AUD	2,835,000	07/23/08	113,041
CAD	3,635,000	07/23/08	(12,022)
CHF	663,000	07/23/08	7,699
DKK	2,426,000	07/23/08	786
EUR	5,657,000	07/23/08	49,219
GBP	2,212,500	07/23/08	81,878
HKD	8,121,000	07/23/08	(2,862)
JPY	408,731,500	07/23/08	(209,842)
NOK	2,358,000	07/23/08	3,743
PLN	1,000,000	07/23/08	6,808
SEK	7,942,000	07/23/08	(17,104)
ZAR	2,463,000	07/23/08	5,148

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment — $28,483,443)			$24,200

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	350,000	07/01/08	$—
EUR	14,000	07/02/08	48
GBP	5,000	07/02/08	18
JPY	310,000	07/02/08	11
CAD	1,296,500	07/23/08	24,478
CHF	1,526,000	07/23/08	12,658
DKK	4,476,000	07/23/08	(15,876)
EUR	755,000	07/23/08	(19,708)
GBP	749,000	07/23/08	(17,201)
JPY	202,153,000	07/23/08	25,305
NOK	5,493,000	07/23/08	17,853
SEK	2,562,500	07/23/08	(2,420)
ZAR	2,718,500	07/23/08	11,941

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment — $10,213,677)			$37,107

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	33

Schedule of Investments June 30, 2008 (Unaudited)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 2.3%
Metal & Mining — 1.1%
BHP Billiton Ltd. - ADR	118,500	$10,095,015
Sims Group Ltd.	178,200	7,121,985

		17,217,000

Oil & Gas — 1.2%
Oil Search Ltd.	2,949,000	19,224,060

Total Australia		36,441,060

Belgium — 1.1%
Banks — 0.3%
KBC Groep NV	42,200	4,686,157

Metal & Mining — 0.8%
Umicore	249,880	12,353,548

Total Belgium		17,039,705

Bermuda — 0.6%
Oil & Gas — 0.6%
Seadrill Ltd.	302,800	9,259,621

Brazil — 4.0%
Banks — 1.0%
Banco Industrial e Comercial SA	890,600	4,611,054
Unibanco SA - ADR	92,200	11,702,946

		16,314,000

Energy & Utilities — 0.9%
Companhia Energetica de Minas Gerais- CEMIG - ADR(a)	562,765	13,815,881

Paper & Forest Products — 0.7%
Aracruz Celulose SA - ADR	60,000	4,403,400
Votorantim Celulose ADR	254,300	6,792,353

		11,195,753

Real Estate — 0.5%
MRV Engenharia	367,100	8,175,079

Telecommunications — 0.9%
GVT Holding SA	300,700	7,306,010
Tele Norte Leste Participacoes SA - ADR	285,000	7,099,350

		14,405,360

Total Brazil		63,906,073

Canada — 6.1%
Manufacturing — 0.4%
Bombardier, Inc. - Class B	868,900	6,314,160

Metal & Mining — 2.6%
Kinross Gold Corp.	959,200	22,670,118
Yamana Gold, Inc.	1,189,500	19,784,172

		42,454,290

Oil & Gas — 2.8%
Canadian Natural Resources Ltd.	95,400	9,434,281
EnCana Corp.	107,200	9,814,840
Husky Energy, Inc.	150,900	7,224,613
Nexen, Inc.	274,400	10,941,555
Suncor Energy, Inc.	118,100	6,856,448

		44,271,737

Retail Merchandising — 0.3%
Shoppers Drug Mart Corp.	96,100	5,267,264

Total Canada		98,307,451

Chile — 0.2%
Banks — 0.2%
Banco Santander Chile SA - ADR	88,800	3,819,288

Czech Republic — 0.3%
Banks — 0.3%
Komercni Banka AS	16,700	3,885,935

Denmark — 1.9%
Energy & Utilities — 0.8%
Vestas Wind Systems AS	98,000	12,827,767

Insurance — 0.4%
TrygVesta AS	96,900	6,853,334

Retail Merchandising — 0.7%
FLSmidth & Co. AS	100,800	11,066,165

Total Denmark		30,747,266

France — 3.1%
Banks — 0.6%
BNP Paribas SA	62,600	5,671,197
Societe Generale	53,300	4,639,854

		10,311,051

Entertainment & Leisure — 0.6%
Ubisoft Entertainment	109,400	9,599,241

Food & Agriculture — 0.5%
Casino Guichard-Perrachon SA	73,200	8,298,013

Insurance — 0.5%
AXA SA	240,700	7,147,404

Metal & Mining — 0.5%
Vallourec SA	24,000	8,423,088

Oil & Gas — 0.4%
Total SA	74,200	6,331,895

Total France		50,110,692

Germany — 7.5%
Banks — 0.4%
ThyssenKrupp AG	112,000	7,032,402

Chemicals — 0.6%
SGL Carbon AG	135,400	9,505,756

Computer Software & Services — 0.6%
United Internet AG	494,800	9,753,592

Construction — 0.6%
Bauer AG	98,500	9,509,746

Durable Goods — 0.6%
Gerry Weber International AG	289,200	9,115,760

Insurance — 0.7%
Hannover Rueckversicherung AG	224,300	11,071,268

Manufacturing — 1.1%
Adidas-Salomon AG	147,500	9,314,836

34	JUNE 30, 2008

Schedule of Investments (continued)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Germany (Continued)
Manufacturing (Continued)
K+S AG	14,500	$8,362,487

		17,677,323

Medical & Medical Services — 0.6%
Rhoen Klinikum AG	315,300	10,012,912

Medical Instruments & Supplies — 0.7%
Fresenius Medical Care AG & Co. KGgA	201,300	11,095,999

Miscellaneous Services — 0.8%
GEA Group AG	365,900	12,927,537

Security Brokers & Dealers — 0.1%
Deutsche Boerse AG	19,700	2,223,593

Telecommunications — 0.5%
Deutsche Telekom AG	449,200	7,355,355

Waste Management — 0.2%
Zhongde Waste Technology AG	85,694	3,402,719

Total Germany		120,683,962

Greece — 0.3%
Banks — 0.3%
National Bank of Greece SA	114,420	5,155,872

Hong Kong — 2.2%
Chemicals — 0.6%
Huabao International Holdings Ltd.	10,194,200	9,674,832

Finance — 0.3%
REXCAPITAL Financial Holdings Ltd.	55,933,500	5,595,323

Manufacturing — 0.2%
Peace Mark Holdings Ltd.	4,112,900	2,858,946

Real Estate — 1.1%
New World Development Co. Ltd.	3,155,700	6,426,947
Wheelock & Co. Ltd.	4,002,900	10,729,502

		17,156,449

Total Hong Kong		35,285,550

India — 1.4%
Beverages & Bottling — 0.2%
United Spirits Ltd.	137,900	3,992,610

Chemicals — 0.5%
Tata Chemicals Ltd.	1,111,900	7,414,389

Telecommunications — 0.7%
Bharti Tele-Ventures Ltd.	638,457	10,702,780

Total India		22,109,779

Indonesia — 0.7%
Metal & Mining — 0.7%
PT Bumi Resources Tbk	12,814,000	11,396,399

Italy — 1.5%
Energy & Utilities — 1.5%
AEM SpA	3,891,800	14,261,682
Terna Rete Elettrica Nazionale SpA	2,292,200	9,708,124

Total Italy		23,969,806

Japan — 12.2%
Banks — 2.1%
Bank of Kyoto Ltd.	928,700	9,699,377
The Chiba Bank Ltd.	1,347,500	9,441,446
The Iyo Bank Ltd.	800,100	9,365,958
The Sumitomo Industries Ltd.	822,600	5,748,168

		34,254,949

Chemicals — 1.3%
Nihon Nohyaku Co. Ltd.	1,541,400	14,762,950
Nippon Carbon Co. Ltd.	1,118,800	5,310,309

		20,073,259

Construction — 0.4%
Shinko Plantech Co. Ltd.	414,200	6,405,014

Electronics — 2.1%
Hosiden Corp.	737,300	15,692,405
NGK Insulators Ltd.	502,200	9,766,379
Star Micronics Co. Ltd.	469,300	7,380,807

		32,839,591

Energy & Utilities — 2.1%
Air Water, Inc.	1,031,700	12,145,077
Kurita Water Industries Ltd.	569,000	21,059,189

		33,204,266

Entertainment & Leisure — 0.7%
Shimano, Inc.	224,500	11,268,870

Finance — 0.2%
Shinko Securities Co. Ltd.	1,299,800	3,831,402

Machinery & Heavy Equipment — 0.4%
Mori Seiki Co. Ltd.	383,300	6,465,040

Metal & Mining — 0.4%
Yamato Kogyo Co. Ltd.	135,700	6,466,469

Retail Merchandising — 1.0%
Circle K Sunkus Co. Ltd.	552,100	9,702,111
Tsuruha Holdings, Inc.	196,700	6,446,447

		16,148,558

Transportation — 1.5%
Hino Motors Ltd.	1,232,700	7,638,712
Kintetsu World Express, Inc.	242,600	6,202,938
Mitsui OSK Lines Ltd.	726,300	10,348,843

		24,190,493

Total Japan		195,147,911

Kazakhstan — 0.4%
Oil & Gas — 0.4%
Kamunaigaz Exploration Production, Inc.	208,500	6,505,200

Luxembourg — 1.5%
Electronics — 1.0%
ArcelorMittal	168,300	16,640,804

Telecommunications — 0.5%
SES SA	317,000	8,035,551

Total Luxembourg		24,676,355

Malaysia — 0.5%
Entertainment & Leisure — 0.5%
Tanjong Plc	1,723,300	7,225,466

Mexico — 1.3%
Beverages & Bottling — 0.8%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	289,000	13,152,390

JUNE 30, 2008	35

Schedule of Investments (continued)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Mexico (Continued)
Telecommunications — 0.5%
America Movil S.A.B. de C.V. - Series L - ADR	128,900	$6,799,475

Total Mexico		19,951,865

Morocco — 0.3%
Food & Agriculture — 0.3%
Kuala Lumpur Kepong Bhd	903,250	4,865,249

Netherlands — 1.2%
Beverages & Bottling — 0.3%
Heineken NV	108,900	5,558,677

Construction — 0.6%
Koninklijke Boskalis Westminster NV	187,800	10,068,001

Medical & Medical Services — 0.3%
Qiagen NV	200,300	4,055,575

Total Netherlands		19,682,253

Norway — 3.2%
Chemicals — 1.4%
Yara International ASA	254,400	22,526,977

Oil & Gas — 0.6%
Fred Olsen Energy ASA	157,700	9,567,522

Telecommunications — 0.5%
Telenor ASA	450,000	8,464,227

Transportation — 0.7%
Songa Offshore ASA	630,900	10,188,393

Total Norway		50,747,119

Philippines — 0.4%
Telecommunications — 0.4%
Philippine Long Distance Telephone Co. - ADR	129,600	6,923,232

Russia — 2.8%
Oil & Gas — 2.2%
Gazprom, Inc. - ADR	112,200	6,507,600
Lukoil - ADR	104,500	10,303,700
NovaTek OAO - ADR	84,100	7,308,290
Rosneft Oil Co. - GDR	982,700	11,399,320

		35,518,910

Telecommunications — 0.6%
Mobile Telesystems - ADR	113,800	8,718,218

Total Russia		44,237,128

Singapore — 0.6%
Real Estate — 0.4%
CapitaCommercial Trust Management Ltd.	5,087,800	7,142,478

Retail Merchandising — 0.2%
Hongguo International Holdings Ltd.	7,841,157	2,535,819

Total Singapore		9,678,297

South Africa — 1.3%
Oil & Gas — 0.6%
Sasol Ltd. - ADR	156,000	9,194,640

Telecommunications — 0.7%
MTN Group Ltd.	336,800	5,355,249
Naspers Ltd.	267,700	5,846,322

		11,201,571

Total South Africa		20,396,211

South Korea — 2.3%
Banks — 0.5%
Pusan Bank	539,200	7,216,481

Chemicals — 0.4%
LG Chemical Ltd.	72,100	6,892,596

Electronics — 1.0%
LG Electronics, Inc.	51,500	5,834,090
Samsung Electronics Co. Ltd.	18,200	10,874,241

		16,708,331

Security Brokers & Dealers — 0.4%
Korea Investment Holdings Co. Ltd.	163,900	6,557,254

Total South Korea		37,374,662

Spain — 0.3%
Banks — 0.3%
Banco Bilbao Vizcaya Argentaria SA	285,800	5,476,251

Sweden — 1.4%
Banks — 0.6%
Nordea Bank AB	713,200	9,840,998

Soaps & Cosmetics — 0.8%
Oriflame Cosmetics SA	183,054	11,778,168

Total Sweden		21,619,166

Switzerland — 3.5%
Chemicals — 0.9%
Lonza Group AG	105,000	14,564,632

Food & Agriculture — 0.7%
Nestle SA	247,000	11,161,000

Insurance — 0.3%
Swiss Life Holding	17,400	4,649,993

Machinery & Heavy Equipment — 0.5%
Meyer Burger Technology AG	26,700	8,023,983

Pharmaceuticals — 0.5%
Novartis AG	160,100	8,815,648

Retail Merchandising — 0.6%
Compagnie Financiere Richemont AG	163,700	9,118,036

Total Switzerland		56,333,292

Taiwan — 3.8%
Chemicals — 1.1%
Polaris Securities Co. Ltd.	10,930,100	6,553,811
Taiwan Fertilizer Co. Ltd.	3,122,700	11,728,257

		18,282,068

Computer & Office Equipment — 0.2%
High Tech Computer Corp.	159,200	3,566,567

Computer Software & Services — 0.2%
GeoVision, Inc.	491,000	2,766,152

Finance — 0.5%
Yuanta Financial Holding Co. Ltd.	10,301,000	7,211,684

Semiconductors & Related Devices — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(b)	780,300	8,513,073
Vanguard International Semiconductor Corp.	3,176,038	2,328,167

		10,841,240

Telecommunications — 0.5%
Chunghwa Telecom Co. Ltd.	3,248,000	8,400,092

36	JUNE 30, 2008

Schedule of Investments (continued)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Taiwan (Continued)
Transportation — 0.6%
U-Ming Marine Transport Corp.	3,510,224	$9,251,735

Total Taiwan		60,319,538

Thailand — 1.1%
Banks — 0.6%
Siam Commercial Bank Public Co. Ltd.	4,140,200	9,596,695

Metal & Mining — 0.5%
Banpu Public Co. Ltd.	478,100	7,707,564

Total Thailand		17,304,259

United Kingdom — 13.4%
Aerospace — 1.1%
Cobham Plc	2,526,500	9,954,020
Meggitt Plc	1,647,800	6,974,553

		16,928,573

Banks — 0.6%
HSBC Holdings Plc	372,000	5,748,012
Standard Chartered Plc	156,100	4,446,229

		10,194,241

Business Services — 0.9%
De La Rue Plc	725,733	12,901,441
Intertek Group Plc	88,200	1,735,715

		14,637,156

Construction — 0.5%
AMEC Plc	444,846	7,885,925

Energy & Utilities — 0.9%
International Power Plc	1,635,700	14,074,738

Entertainment & Leisure — 0.3%
InterContinental Hotels Group Plc	313,304	4,199,851

Finance — 0.3%
ICAP Plc	472,900	5,105,303

Food & Agriculture — 0.6%
Britvic Plc	1,557,300	8,979,947

Insurance — 0.9%
Hiscox Ltd.	1,828,300	7,574,670
Prudential Plc	606,400	6,437,827

		14,012,497

Machinery & Heavy Equipment — 1.0%
VT Group Plc	497,900	6,282,633
The Weir Group Plc	530,300	9,907,803

		16,190,436

Manufacturing — 0.8%
Charter Plc	724,600	12,549,339

Measuring & Controlling Devices — 0.7%
Rotork Plc	529,312	11,565,683

Metal & Mining — 0.7%
Rio Tinto Plc - ADR	21,200	10,494,000

Oil & Gas — 1.7%
BP Plc	940,000	10,920,324
JKX Oil & Gas Plc	673,800	7,039,299
Wellstream Holdings Plc	358,900	9,293,295

		27,252,918

Publishing & Printing — 0.3%
United Business Media Plc	517,200	5,619,610

Telecommunications — 0.5%
Vodafone Group Plc - ADR	280,700	8,269,422

Tobacco — 0.5%
Imperial Tobacco Group Plc	235,350	8,770,835

Transportation — 1.1%
Arriva Plc	743,900	10,149,813
National Express Group Plc	423,700	8,034,306

		18,184,119

Total United Kingdom		214,914,593

United States — 2.5%
Insurance — 0.4%
Willis Group Holdings Ltd.	170,100	5,336,037

Medical Instruments & Supplies — 0.5%
Alcon, Inc.	50,100	8,155,779

Metal & Mining — 1.3%
Pan American Silver Corp.	350,200	12,109,916
Southern Copper Corp.(a)	84,900	9,052,887

		21,162,803

Telecommunications — 0.3%
Research In Motion Ltd.	44,600	5,213,740

Total United States		39,868,359

Total Common Stocks (Cost — $1,251,529,141) — 87.2%		1,395,364,865

Preferred Stock
Insurance — 0.2%
ING Groep NV
(Cost $4,752,059) — 0.2%	129,100	4,117,077

Exchange-Traded Fund
Lyxor Dow Jones Stoxx 600 Banks
(Cost $6,524,259) — 0.4%	125,000	5,868,785

Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series, 2.70%(c)(d)(e)	16,381,000	16,381,000
Galileo Money Market Fund, 2.32%(e)	174,372,090	174,372,090

Total Short-Term Investments (Cost — $190,753,090) — 11.9%		190,753,090

JUNE 30, 2008	37

Schedule of Investments (concluded)	International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $1,453,558,549*) — 99.7%	$1,596,103,817
Obligation to Return Securities Lending Collateral — (1.0)%	(16,381,000)
Other Assets in Excess of Liabilities — 1.3%	21,030,912

Net Assets — 100.0%	$1,600,753,729

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,456,236,569

Gross unrealized appreciation	$221,917,324
Gross unrealized depreciation	(82,050,076)

Net unrealized appreciation	$139,867,248

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$16,381,000	$43,257

(d)	Security purchased with the cash proceeds from securities loans.

(e)	Represents current yield as of report date.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,602,000	7/02/08	$(14,790)
CAD	2,742,000	7/03/08	(15,340)
AUD	52,356,000	7/23/08	1,912,509
CAD	80,179,000	7/23/08	(814,650)
CHF	16,427,000	7/23/08	426,680
EUR	99,202,100	7/23/08	1,571,458
GBP	10,868,500	7/23/08	389,609
HKD	193,075,000	7/23/08	(68,045)
JPY	6,326,556,370	7/23/08	(1,825,761)
NOK	154,062,000	7/23/08	127,753
PLN	53,974,000	7/23/08	367,468
SEK	76,896,000	7/23/08	(165,590)
SGD	8,207,000	7/23/08	(56,588)
ZAR	86,232,000	7/23/08	180,227

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $494,159,712)			$2,014,940

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	17,670,000	7/01/08	$(24)
EUR	2,162,000	7/02/08	7,446
GBP	766,000	7/02/08	2,732
CAD	48,283,500	7/23/08	704,735
CHF	25,410,000	7/23/08	(387,537)
CZK	66,378,200	7/23/08	(173,152)
DKK	72,736,500	7/23/08	(188,959)
EUR	40,941,500	7/23/08	(452,955)
GBP	20,628,000	7/23/08	(314,587)
HKD	19,613,500	7/23/08	1,525
JPY	1,831,539,000	7/23/08	77,727
NOK	330,473,500	7/23/08	1,053,639
SEK	30,201,500	7/23/08	(30,408)
ZAR	76,923,500	7/23/08	124,354

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $302,441,516)			$424,536

•	Cash of $10,086,496 pledged as collateral in connection with open financial futures contracts.

Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
740	E-Mini MSCI EAFE	September 2008	$72,867,800	$(2,957,247)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

38	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.5%
Manufacturing — 0.2%
United Group Ltd.	80,920	$954,939

Metal & Mining — 0.1%
Oxiana Ltd.	105,692	266,476
Sims Group Ltd.	8,800	351,703

		618,179

Oil & Gas — 0.1%
Oil Search Ltd.	142,800	930,890

Retail Merchandising — 0.1%
Woolworths Ltd.	33,144	776,864

Total Australia		3,280,872

Belgium — 0.2%
Beverages & Bottling — 0.1%
Inbev NV	7,909	548,901

Metal & Mining — 0.1%
Umicore	11,900	588,311

Total Belgium		1,137,212

Bermuda — 0.2%
Business Services — 0.0%
Genpact Ltd.	15,500	231,260

Electronics — 0.1%
Tyco Electronics Ltd.	11,250	402,975

Manufacturing — 0.1%
Tyco International Ltd.	12,400	496,496

Medical & Medical Services — 0.0%
Covidien Ltd.	5,130	245,676

Oil & Gas — 0.0%
Energy XXI Bermuda Ltd.	7,755	53,664

Total Bermuda		1,430,071

Brazil — 0.5%
Banks — 0.1%
Banco Industrial e Comercial SA	42,500	220,042
Unibanco SA - ADR	3,400	431,562

		651,604

Energy & Utilities — 0.1%
Companhia Energetica de Minas Gerais- CEMIG - ADR	24,853	610,145

Oil & Gas — 0.1%
Petroleo Brasileiro SA - ADR	11,200	793,296

Paper & Forest Products — 0.1%
Votorantim Celulose ADR	15,300	408,663

Real Estate — 0.0%
MRV Engenharia	15,100	336,267

Telecommunications — 0.1%
GVT Holding SA	14,200	345,013
Tele Norte Leste Participacoes SA - ADR	8,500	211,735

		556,748

Total Brazil		3,356,723

Canada — 1.7%
Chemicals — 0.0%
Methanex Corp.	8,400	221,842

Energy & Utilities — 0.0%
Epsilon Energy, Inc. (acquired 10/24/07, cost $23,600)(a)(b)	5,900	46,288
Tanganyika Oil Co. Ltd.	3,700	96,763

		143,051

Metal & Mining — 0.6%
Agnico-Eagle Mines Ltd.	16,149	1,211,373
Alexco Resource Corp.(a)	12,122	39,824
Aurora Energy Resources, Inc.(a)	5,300	22,038
Baja Mining Corp.(a)	59,300	78,508
Crosshair Exploration & Mining Corp.(a)	5,600	4,393
Crosshair Exploration & Mining Corp. (acquired 04/04/08, cost $6,572)(a)(b)	5,300	4,158
Denison Mines Corp.(a)	4,700	41,068
European Goldfields Ltd.(a)	12,100	56,483
Fording Canadian Coal Trust	7	669
Frontier Pacific Mining Corp.(a)	79,200	83,107
Gold Reserve, Inc.(a)	26,280	47,304
Kinross Gold Corp.	40,500	957,193
Minefinders Corp. Ltd.(a)(c)	40,000	416,000
NovaGold Resources, Inc.(a)(c)	16,792	125,100
Southwestern Resources Corp.(a)	47,300	33,862
Sunridge Gold Corp.(a)	146,757	122,334
Triex Minerals Corp.(a)	9,900	8,350
Uranium One, Inc.(a)	11,270	53,051
West Timmins Mining, Inc.(a)	36,372	20,688
Yamana Gold, Inc.	41,700	693,569

		4,019,072

Motor Vehicles — 0.1%
Westport Innovations, Inc.	63,200	308,036
Westport Innovations, Inc. (acquired 01/31/05, cost $10,162)(a)(b)	7,300	35,580

		343,616

Oil & Gas — 0.9%
Accrete Energy, Inc.	4,960	28,893
Alberta Clipper Energy, Inc.(a)	5,026	16,808
Bayou Bend Petroleum Ltd.(a)	40,700	21,154
Canadian Superior Energy, Inc.(a)	57,300	264,726
Canext Energy Ltd.(a)	4,021	3,943

Portfolio Abbreviations
To simplify the listings of Portfolio’s holdings in the Schedule of Investments, we have abbreviated certain descriptions according to the list on the right.	ADR	American Depository Receipts	LLC	Limited Liability Corporation
	AUD	Australian Dollar	LP	Limited Partnership
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Francs	PLN	Polish Zloty
	DKK	Danish Krone	PO	Principal Only
	EUR	Euro	REIT	Real Estate Investment Trust
	GBP	British Pound	SEK	Swedish Krona
	HKD	Hong Kong Dollar	SGD	Singapore Dollar
	IO	Interest Only	TBA	To Be Announced
	JPY	Japanese Yen	ZAR	South African Rand

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (Continued)
Oil & Gas (Continued)
Cinch Energy Corp. (acquired 01/31/05 through 07/12/05, cost $69,404)(a)(b)	40,320	$67,220
Compton Petroleum Corp.(a)	68,499	869,925
Cork Exploration, Inc.(a)	1,400	6,590
Crescent Point Energy Trust	1,800	71,280
Crew Energy, Inc.(a)	20,000	362,263
Crew Energy, Inc. (acquired 01/31/05, cost $36,232)(a)(b)	9,400	170,264
Daylight Resources Trust	13,410	158,995
Delphi Energy Corp.(a)	24,700	74,606
Ember Resources, Inc.(a)	12,136	22,495
Endev Energy, Inc.(a)	231,700	315,841
Fairborne Energy Ltd.	1,482	18,981
First Calgary Petroleums Ltd.(a)	14,554	32,399
Galleon Energy, Inc. - Class A(a)	42,317	854,889
Galleon Energy, Inc. - Class A (acquired 2/10/05, cost $68,429)(a)(b)	6,300	127,273
Gastar Exploration Ltd.(a)	15,900	40,704
Highpine Oil & Gas Ltd.(a)	8,993	117,825
HSE Integrated Ltd.(a)	561	567
Iteration Energy Ltd.(a)	4,021	32,572
Leader Energy Services Ltd.(a)	15,957	1,095
Lynden Ventures Ltd.(a)	3,500	6,522
Midnight Oil Exploration Ltd.(a)	69,600	140,606
Midnight Oil Exploration Ltd. (acquired 12/12/05, cost $39,607)(a)(b)	11,600	23,434
Niko Resources Ltd. (acquired 01/31/05, cost $52,500)(b)	2,000	191,703
Open Range Energy Corp.(a)	1,976	15,500
OPTI Canada, Inc.(d)	9,900	224,272
Pacific Rodera Energy, Inc.(a)	37,300	17,192
Pan Orient Energy Corp.(a)	3,600	36,011
Pengrowth Energy Trust	1,505	30,260
Penn West Energy Trust	819	27,694
Petro Andina Resources, Inc. (acquired 05/23/07, cost $7,200)(a)(b)	800	8,865
Petro Rubiales Energy Corp.(a)	12,467	164,193
Petrolifera Petroleum Ltd.(a)	30,150	256,942
ProspEx Resources Ltd.(a)	43,140	146,381
Suncor Energy, Inc.	12,000	696,676
Tag Oil Ltd. (acquired 09/22/05, cost $5,200)(a)(b)	4,000	687
Technicoil Corp.(a)	12,900	16,067
Technicoil Corp. (acquired 01/31/05, cost $24,418)(a)(b)	33,500	41,723
Trafalgar Energy Ltd.(a)	841	3,224
TransCanada Corp.	700	27,116
TriStar Oil & Gas Ltd.(a)	11,885	240,334
TriStar Oil & Gas Ltd. (acquired 08/24/05, cost $15,750)(a)(b)	700	14,155
True Energy Trust	11,382	49,115
Tusk Energy Corp.(a)	37,409	106,757
Tusk Energy Corp. (acquired 03/14/05, cost $47,507)(a)(b)	10,557	30,127
Tusk Energy Corp. (acquired 06/07/06, cost $41,000)(a)(b)	10,000	28,538
Vero Energy, Inc.(a)	2,688	28,680
Vero Energy, Inc. (acquired 11/28/05, cost $3,907)(a)(b)	1,759	18,768
West Energy Ltd.(a)	143	541
WesternZagros Resources Ltd.(a)	1,800	5,260

		6,278,651

Retail Merchandising — 0.1%
Lululemon Athletica, Inc.(c)	5,800	168,548
Shoppers Drug Mart Corp.	3,300	180,874

		349,422

Transportation — 0.0%
Railpower Technologies Corp.	17,600	7,422

Total Canada		11,363,076

Chile — 0.0%
Banks — 0.0%
Banco Santander Chile SA - ADR	4,100	176,341

China — 0.0%
Computer Software & Services — 0.0%
Sina Corp.	3,600	153,180

Denmark — 0.1%
Retail Merchandising — 0.1%
FLSmidth & Co. AS	6,700	735,549

Finland — 0.5%
Banks — 0.0%
OKO Bank Plc - Series A	16,100	279,343

Manufacturing — 0.1%
Wartsila Oyj - Series B	6,700	421,427

Paper & Forest Products — 0.1%
UPM-Kymmene Oyj	44,456	727,938

Telecommunications — 0.3%
Nokia Oyj	70,060	1,708,646

Total Finland		3,137,354

France — 1.2%
Banks — 0.2%
Credit Agricole SA	59,737	1,220,818

Entertainment & Leisure — 0.1%
Ubisoft Entertainment	4,800	421,173

Food & Agriculture — 0.2%
Carrefour SA	25,771	1,459,088
Casino Guichard-Perrachon SA	2,600	294,738

		1,753,826

Machinery & Heavy Equipment — 0.2%
Alstom	4,668	1,077,960

Medical Instruments & Supplies — 0.1%
Essilor International SA	16,664	1,019,035

Oil & Gas — 0.2%
Total SA	16,958	1,447,120

Telecommunications — 0.2%
France Telecom SA	44,851	1,321,224

Total France		8,261,156

Germany — 2.2%
Banks — 0.1%
Commerzbank AG	31,838	944,403

Chemicals — 0.4%
Bayer AG	22,361	1,882,135
SGL Carbon AG	9,000	631,845

		2,513,980

2	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (Continued)
Computer Software & Services — 0.1%
United Internet AG	18,800	$370,589

Construction — 0.0%
Bauer AG	3,500	337,910

Durable Goods — 0.1%
Gerry Weber International AG	12,101	381,431

Energy & Utilities — 0.3%
E.ON AG	9,181	1,852,418

Insurance — 0.3%
Allianz AG	11,115	1,958,259
Hannover Rueckversicherung AG	8,300	409,681

		2,367,940

Manufacturing — 0.4%
Adidas-Salomon AG	6,700	423,115
K+S AG	700	403,706
Siemens AG	15,159	1,683,113

		2,509,934

Medical & Medical Services — 0.0%
Rhoen Klinikum AG	11,600	368,379

Medical Instruments & Supplies — 0.1%
Fresenius Medical Care AG & Co. KGgA	9,000	496,095

Miscellaneous Services — 0.1%
GEA Group AG	16,200	572,359

Pharmaceuticals — 0.1%
Celesio AG	28,801	1,042,049

Transportation — 0.2%
Deutsche Post AG	44,149	1,153,877

Waste Management — 0.0%
Zhongde Waste Technology AG	3,246	128,891

Total Germany		15,040,255

Greece — 0.1%
Banks — 0.0%
Piraeus Bank SA	6,600	179,356

Computer & Office Equipment — 0.1%
Intralot SA	15,000	257,423

Transportation — 0.0%
Navios Maritime Holdings, Inc.	7,700	74,613

Total Greece		511,392

Hong Kong — 1.0%
Banks — 0.3%
Hang Seng Bank Ltd.	86,000	1,814,358

Chemicals — 0.1%
Huabao International Holdings Ltd.	501,800	476,234

Conglomerates — 0.2%
Hutchison Whampoa Ltd.	126,000	1,270,140

Entertainment & Leisure — 0.1%
The Hongkong & Shanghai Hotels Ltd.	195,300	295,558

Finance — 0.0%
REXCAPITAL Financial Holdings Ltd.	1,978,300	197,900

Manufacturing — 0.0%
Peace Mark Holdings Ltd.	152,700	106,144
Ports Design Ltd.	22,900	65,494

		171,638

Real Estate — 0.2%
Henderson Land Development Co. Ltd.	121,000	754,189
New World Development Co. Ltd.	161,100	328,099
Wheelock & Co. Ltd.	185,600	497,488

		1,579,776

Retail Merchandising — 0.1%
Esprit Holdings Ltd.	71,500	742,762

Total Hong Kong		6,548,366

India — 0.0%
Chemicals — 0.0%
Tata Chemicals Ltd.	40,600	270,730

Indonesia — 0.1%
Metal & Mining — 0.0%
PT Bumi Resources Tbk	377,300	335,560

Motor Vehicles — 0.1%
PT Astra International Tbk	305,000	636,795

Total Indonesia		972,355

Ireland — 0.3%
Computer Software & Services — 0.1%
SkillSoft Plc - ADR	77,690	702,318

Pharmaceuticals — 0.2%
Elan Corp. Plc - ADR	41,300	1,468,215
ICON Plc - ADR(a)	1,100	83,072

		1,551,287

Total Ireland		2,253,605

Italy — 0.2%
Energy & Utilities — 0.2%
AEM SpA	192,750	706,341
Terna Rete Elettrica Nazionale SpA	134,600	570,070

Total Italy		1,276,411

Japan — 3.3%
Banks — 0.4%
Bank of Kyoto Ltd.	29,100	303,921
The Chiba Bank Ltd.	40,200	281,667
The Iyo Bank Ltd.	40,600	475,263
Mizuho Financial Group, Inc.	312	1,457,381

		2,518,232

Chemicals — 0.1%
Nihon Nohyaku Co. Ltd.	73,500	703,956
Nippon Carbon Co. Ltd.	57,100	271,021

		974,977

Conglomerates — 0.2%
Mitsui & Co. Ltd.	59,000	1,302,962

Construction — 0.1%
Daito Trust Construction Co. Ltd.	6,300	305,552
Shinko Plantech Co. Ltd.	18,700	289,169

		594,721

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	3

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (Continued)
Electronics — 0.3%
Denso Corp.	28,700	$986,533
Hosiden Corp.	33,200	706,616
Nidec Corp.	3,200	213,062
Star Micronics Co. Ltd.	23,500	369,591

		2,275,802

Energy & Utilities — 0.2%
Air Water, Inc.	47,200	555,634
Kurita Water Industries Ltd.	27,200	1,006,696

		1,562,330

Entertainment & Leisure — 0.1%
Shimano, Inc.	8,700	436,700

Finance — 0.0%
Shinko Securities Co. Ltd.	62,000	182,756

Insurance — 0.2%
T&D Holdings, Inc.	18,500	1,137,684

Machinery & Heavy Equipment — 0.3%
Komatsu Ltd.	30,800	858,577
Mori Seiki Co. Ltd.	22,600	381,190
Nabtesco Corp.	43,100	659,174

		1,898,941

Manufacturing — 0.1%
Daihatsu Motor Co. Ltd.	27,300	312,632
Tokai Rika Co. Ltd.	16,200	334,878

		647,510

Metal & Mining — 0.2%
Marubeni Corp.	130,000	1,085,935
Yamato Kogyo Co. Ltd.	9,100	433,639

		1,519,574

Motor Vehicles — 0.3%
Futaba Industrial Co. Ltd.	18,600	430,033
Toyota Motor Corp.	35,600	1,679,672

		2,109,705

Retail Merchandising — 0.1%
Circle K Sunkus Co. Ltd.	19,800	347,947
Shimachu Co. Ltd.	10,500	256,110
Tsuruha Holdings, Inc.	10,100	331,007

		935,064

Telecommunications — 0.2%
KDDI Corp.	171	1,056,420

Transportation — 0.5%
Canon, Inc.	22,300	1,146,659
East Japan Railway Co.	165	1,344,116
Hino Motors Ltd.	58,400	361,889
Kawasaki Kisen Kaisha Ltd.	38,500	361,487
Kintetsu World Express, Inc.	12,200	311,937

		3,526,088

Total Japan		22,679,466

Kazakhstan — 0.1%
Oil & Gas — 0.1%
Kamunaigaz Exploration Production, Inc.	12,400	391,840

Luxembourg — 0.3%
Oil & Gas — 0.0%
Acergy SA - ADR	9,750	217,035

Telecommunications — 0.3%
SES SA	74,190	1,872,582

Total Luxembourg		2,089,617

Malaysia — 0.1%
Entertainment & Leisure — 0.1%
Tanjong Plc	79,500	333,328

Morocco — 0.0%
Food & Agriculture — 0.0%
Kuala Lumpur Kepong Bhd	54,200	291,942

Netherlands — 0.6%
Construction — 0.1%
Koninklijke Boskalis Westminster NV	15,900	852,402

Medical & Medical Services — 0.1%
Qiagen NV	18,634	376,771

Publishing & Printing — 0.2%
Reed Elsevier NV	71,326	1,202,729

Telecommunications — 0.2%
Koninklijke KPN NV	101,885	1,748,507

Total Netherlands		4,180,409

Norway — 0.6%
Chemicals — 0.2%
Yara International ASA	11,300	1,000,608

Oil & Gas — 0.3%
Fred Olsen Energy ASA	8,700	527,821
StatoilHydro ASA	43,471	1,620,817

		2,148,638

Transportation — 0.1%
Songa Offshore ASA	43,500	702,481
Stolt-Nielsen SA	13,000	296,081

		998,562

Total Norway		4,147,808

Philippines — 0.1%
Telecommunications — 0.1%
Philippine Long Distance Telephone Co. - ADR	6,100	325,862

Singapore — 0.5%
Finance — 0.3%
DBS Group Holdings Ltd.	130,107	1,803,548

Real Estate — 0.2%
CapitaCommercial Trust Management Ltd.	259,900	364,859
Keppel Corp. Ltd.	136,000	1,113,550

		1,478,409

Retail Merchandising — 0.0%
Hongguo International Holdings Ltd.	337,775	109,236

Total Singapore		3,391,193

South Africa — 0.0%
Telecommunications — 0.0%
Naspers Ltd.	9,400	205,287

4	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea — 0.2%
Banks — 0.0%
Pusan Bank	19,800	$264,997

Chemicals — 0.0%
LG Chemical Ltd.	2,500	238,994

Electronics — 0.1%
Samsung Electronics Co. Ltd.	962	574,782

Publishing & Printing — 0.0%
Woongjin Thinkbig Co. Ltd.	11,770	272,295

Security Brokers & Dealers — 0.1%
Korea Investment Holdings Co. Ltd.	8,400	336,064

Total South Korea		1,687,132

Sweden — 0.2%
Banks — 0.1%
Nordea Bank AB	59,280	817,967

Soaps & Cosmetics — 0.1%
Oriflame Cosmetics SA	6,987	449,562

Total Sweden		1,267,529

Switzerland — 1.6%
Chemicals — 0.4%
Lonza Group AG	6,300	873,878
Syngenta AG	6,308	2,051,620

		2,925,498

Food & Agriculture — 0.4%
Barry Callebaut AG	278	180,834
Nestle SA	57,000	2,575,615

		2,756,449

Insurance — 0.0%
Swiss Life Holding	700	187,069

Machinery & Heavy Equipment — 0.1%
Meyer Burger Technology AG	1,500	450,786

Pharmaceuticals — 0.7%
Novartis AG	40,567	2,233,756
Roche Holding AG	13,556	2,441,686

		4,675,442

Total Switzerland		10,995,244

Taiwan — 0.2%
Chemicals — 0.1%
Polaris Securities Co. Ltd.	464,300	278,400
Taiwan Fertilizer Co. Ltd.	113,400	425,908

		704,308

Computer & Office Equipment — 0.0%
High Tech Computer Corp.	5,900	132,178

Computer Software & Services — 0.0%
GeoVision, Inc.	19,500	109,857

Finance — 0.0%
Yuanta Financial Holding Co. Ltd.	438,500	306,992

Semiconductors & Related Devices — 0.0%
Vanguard International Semiconductor Corp.	127,965	93,804

Transportation — 0.1%
U-Ming Marine Transport Corp.	127,430	335,861

Total Taiwan		1,683,000

Thailand — 0.1%
Banks — 0.1%
Siam Commercial Bank Public Co. Ltd.	174,600	404,711

Metal & Mining - 0.0%
Banpu Public Co. Ltd.	23,900	385,141

Total Thailand		789,852

United Kingdom — 3.2%
Aerospace — 0.4%
BAE Systems Plc	196,073	1,728,160
Cobham Plc	129,200	509,028
Meggitt Plc	57,700	244,224

		2,481,412

Banks — 0.1%
Standard Chartered Plc	30,394	865,719

Business Services — 0.2%
Babcock International Group	56,600	692,210
De La Rue Plc	33,867	602,051
Intertek Group Plc	4,500	88,557
RPS Group Plc	41,400	246,973

		1,629,791

Construction — 0.0%
AMEC Plc	18,100	320,864

Energy & Utilities — 0.1%
International Power Plc	83,500	718,494
ITM Power Plc	12,000	13,564

		732,058

Entertainment & Leisure — 0.1%
IG Group Holdings Plc	27,000	177,607
InterContinental Hotels Group Plc	15,219	204,008

		381,615

Finance — 0.0%
ICAP Plc	20,500	221,313

Food & Agriculture — 0.1%
Britvic Plc	79,600	459,002

Insurance — 0.2%
Hiscox Ltd.	92,900	384,886
Prudential Plc	126,940	1,347,655

		1,732,541

Machinery & Heavy Equipment — 0.2%
VT Group Plc	32,300	407,570
The Weir Group Plc	40,600	758,546

		1,166,116

Manufacturing — 0.1%
Charter Plc	25,400	439,902
Fenner Plc	53,400	258,199

		698,101

Measuring & Controlling Devices — 0.1%
Rotork Plc	26,900	587,776

Miscellaneous Services — 0.3%
Aggreko Plc	37,700	551,551
Anglo American Plc	21,210	1,489,611

		2,041,162

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (Continued)
Oil & Gas — 0.5%
Archipelago Resources Plc	78,900	$36,932
BG Group Plc	102,218	2,661,067
Gulfsands Petroleum Plc	6,700	29,026
Heritage Oil Ltd.	40,000	272,682
Wellstream Holdings Plc	13,300	344,388

		3,344,095

Pharmaceuticals — 0.3%
GlaxoSmithKline Plc	72,604	1,609,565
Shire Plc - ADR	4,100	201,433

		1,810,998

Publishing & Printing — 0.0%
United Business Media Plc	29,000	315,098

Telecommunications — 0.4%
Vodafone Group Plc	829,594	2,464,573

Transportation — 0.1%
Arriva Plc	36,700	500,737
National Express Group Plc	22,200	420,962

		921,699

Total United Kingdom		22,173,933

United States — 39.6%
Aerospace — 0.5%
Alliant Techsystems, Inc.	550	55,924
Argon ST, Inc.(a)	5,417	134,342
BE Aerospace, Inc.(a)	14,150	329,553
The Boeing Co.	5,350	351,602
DRS Technologies, Inc.	350	27,552
Goodrich Corp.	3,300	156,618
Lockheed Martin Corp.	6,350	626,491
Northrop Grumman Corp.	26,700	1,786,230
Orbital Sciences Corp.(a)	6,250	147,250

		3,615,562

Banks — 1.5%
Bank of America Corp.	28,700	685,069
Bank of Hawaii Corp.	1,275	60,945
The Bank of New York Mellon Corp.	34,400	1,301,352
Citigroup, Inc.	27,300	457,548
CoBiz Financial, Inc.	7,658	50,390
Columbia Banking System, Inc.	2,194	42,410
Cullen/Frost Bankers, Inc.	5,431	270,735
Fidelity National Information Services, Inc.	8,550	315,581
First Midwest Bancorp, Inc.	11,554	215,482
Hudson City Bancorp, Inc.	33,475	558,363
JPMorgan Chase & Co.	51,450	1,765,250
KBW, Inc.(a)	5,800	119,364
New York Community Bancorp, Inc.	3,300	58,872
Northern Trust Corp.	12,848	880,987
People’s United Financial, Inc.	24,620	384,072
Prosperity Bancshares, Inc.	5,500	147,015
Signature Bank(a)	2,950	75,992
Sterling Bancshares, Inc.	11,100	100,899
Susquehanna Bancshares, Inc.	2,100	28,749
U.S. Bancorp	29,100	811,599
UMB Financial Corp.	2,450	125,612
Umpqua Holdings Corp.(c)	4,750	57,618
Valley National Bancorp	13,055	205,877
Wells Fargo & Co.	22,900	543,875
Westamerica Bancorp	1,000	52,590
Wintrust Financial Corp.	14,610	348,448
Zions Bancorporation	10,050	316,474

		9,981,168

Beverages & Bottling — 1.0%
The Coca-Cola Co.	84,625	4,398,808
Constellation Brands, Inc.(a)	35,185	698,774
Green Mountain Coffee Roasters, Inc.(a)	3,200	120,224
Molson Coors Brewing Co. - Class B	11,225	609,854
Pepsi Bottling Group, Inc.	14,500	404,840
PepsiAmericas, Inc.	1,200	23,736
PepsiCo, Inc.	12,900	820,311

		7,076,547

Broadcasting — 0.3%
Belo Corp.	50,002	365,515
CBS Corp. - Class B	23,150	451,193
CKX, Inc.(a)	53,900	471,625
DIRECTV Group, Inc.(a)	28,600	741,026
Outdoor Channel Holdings, Inc.(a)	4,846	33,825

		2,063,184

Business Services — 0.5%
Accenture Ltd.	6,050	246,356
The Advisory Board Co.(a)	3,800	149,454
The Brink’s Co.	5,185	339,203
CommVault Systems, Inc.(a)	4,250	70,720
DeVry, Inc.	3,352	179,734
Diamond Management & Technology Consultants, Inc.	18,994	98,959
ExlService Holdings, Inc.(a)	13,023	182,713
Expedia, Inc.(a)	16,975	312,000
Fluor Corp.	3,500	651,280
Forrester Research, Inc.(a)	15,550	480,184
Gartner, Inc. - Class A(a)	3,600	74,592
Healthcare Services Group, Inc.	300	4,571
Heckmann Corp.(a)	4,692	42,040
Hewitt Associates, Inc. - Class A(a)	1,925	73,785
HMS Holdings Corp.(a)	9,025	193,767
Iron Mountain, Inc.(a)	13,200	350,460
Martha Stewart Living Omnimedia, Inc.(a)(c)	3,700	27,380
Strayer Education, Inc.	500	104,535
W.W. Grainger, Inc.	1,644	134,479

		3,716,212

Chemicals — 0.6%
Agrium, Inc.	5,000	537,700
Albemarle Corp.	5,900	235,469
Ashland, Inc.	7,210	347,522
Celanese Corp. - Series A	19,020	868,453
CF Industries Holdings, Inc.	700	106,960
Church & Dwight Co., Inc.	2,600	146,510
The Dow Chemical Co.	9,800	342,118
Eastman Chemical Co.	6,550	451,033
Hercules, Inc.	21,560	365,011
Intrepid Potash, Inc.(a)	1,000	65,780
The Lubrizol Corp.	10,225	473,724
Minerals Technologies, Inc.	1,700	108,103
Rockwood Holdings, Inc.(a)	1,800	62,640
Terra Industries, Inc.	1,725	85,129

		4,196,152

6	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (Continued)
Computer & Office Equipment — 1.3%
Apple, Inc.	17,959	$3,007,055
Cisco Systems, Inc.(a)	101,993	2,372,357
Dell, Inc.	9,350	204,578
Electronics for Imaging, Inc.(a)	9,280	135,488
Hewlett-Packard Co.	19,675	869,832
International Business Machines Corp.	11,800	1,398,654
Intuit, Inc.(a)	9,050	249,509
Lexmark International, Inc. - Class A	1,675	55,995
NCR Corp.(a)	1,600	40,320
Phase Metrics, Inc.(a)(e)	50,574	1,011
Western Digital Corp.(a)	23,746	819,949

		9,154,748

Computer Software & Services — 2.6%
ACI Worldwide, Inc.	7,650	134,564
Activision, Inc.	67,225	2,290,356
Adobe Systems, Inc.(a)	79,158	3,118,034
Affiliated Computer Services, Inc. - Class A(a)	3,950	211,285
Aladdin Knowledge Systems Ltd.(a)	13,450	181,575
Blackboard, Inc.(a)	10,989	420,109
BMC Software, Inc.(a)	1,925	69,300
Broadridge Financial Solutions, Inc.	2,125	44,731
comScore, Inc.(a)	5,111	111,522
DemandTec, Inc.(a)	15,500	116,405
eBay, Inc.(a)	2,700	73,791
Foundry Networks, Inc.(a)	16,650	196,803
Google, Inc. - Class A(a)	5,272	2,775,286
Greenfield Online, Inc.(a)	4,949	73,839
Guidance Software, Inc.(a)	4,569	43,634
i2 Technologies, Inc.(a)(c)	12,250	152,267
IHS, Inc.(a)	9,150	636,840
International Game Technology	5,100	127,398
Jack Henry & Associates, Inc.	15,919	344,487
Lawson Software, Inc.(a)	12,200	88,694
McAfee, Inc.(a)	1,100	37,433
Microsoft Corp.	97,569	2,684,123
Nuance Communications, Inc.(a)	17,150	268,740
Oracle Corp.(a)	23,950	502,950
Phase Forward, Inc.(a)	6,800	122,196
Salesforce.Com, Inc.(a)	22,660	1,546,092
SonicWALL, Inc.(a)	29,350	189,308
SRA International, Inc. - Class A(a)	6,173	138,646
Sybase, Inc.(a)	2,150	63,253
Sykes Enterprises, Inc.(a)	17,550	330,993
Symantec Corp.(a)	18,450	357,007
Tech Data Corp.(a)	6,590	223,335
Teradata Corp.(a)	6,640	153,650
The TriZetto Group, Inc.(a)	2,633	56,294
Yahoo!, Inc.(a)	5,200	107,432

		17,992,372

Construction — 0.1%
EMCor Group, Inc.	1,900	54,207
Lennar Corp. - Class A	13,400	165,356
NVR, Inc.(a)	45	22,504
United Rentals, Inc.(a)	10,125	198,551

		440,618

Containers — 0.2%
Owens-Illinois, Inc.	6,570	273,903
Pactiv Corp.(a)	17,500	371,525
Silgan Holdings, Inc.	4,050	205,497
Tupperware Corp.	7,100	242,962

		1,093,887

Electronics — 0.4%
Agilent Technologies, Inc.	8,490	301,735
Ametek, Inc.	8,150	384,843
Amphenol Corp.	10,250	460,020
Arrow Electronics, Inc.(a)	2,300	70,656
Benchmark Electronics, Inc.(a)	6,800	111,112
Brady Corp.	4,100	141,573
Gentex Corp.	2,700	38,988
Intel Corp.	25,500	547,740
Intersil Corp. - Class A	15,310	372,339
Jabil Circuit, Inc.	7,600	124,716
TiVo, Inc.(a)	22,800	140,676
TTM Technologies, Inc.(a)	9,100	120,211

		2,814,609

Energy & Utilities — 1.5%
Airgas, Inc.	3,500	204,365
Calpine Corp.(a)	16,100	363,216
CenterPoint Energy, Inc.	6,025	96,701
Constellation Energy Group, Inc.	4,350	357,135
DPL, Inc.	2,050	54,079
DTE Energy Co.	16,200	687,528
Duke Energy Corp.	10,650	185,097
Edison International	23,760	1,220,789
El Paso Electric Co.(a)	6,300	124,740
Energy East Corp.	1,375	33,990
Entergy Corp.	2,910	350,597
Equitable Resources, Inc.	9,670	667,810
Evergreen Energy, Inc.(a)(c)	11,500	20,010
Exelon Corp.	17,879	1,608,395
FPL Group, Inc.	6,600	432,828
Integrys Energy Group, Inc.	7,550	383,766
KBR, Inc.	1,500	52,365
Longview Energy Co. (acquired 01/31/05, cost $48,000)(b)(e)	3,200	106,272
MDU Resources Group, Inc.	1,875	65,363
NRG Energy, Inc.(a)	8,360	358,644
Ocean Power Technologies, Inc.(a)	1,000	9,000
Pepco Holdings, Inc.	1,450	37,192
PPL Corp.	7,200	376,344
Quanta Services, Inc.(a)	8,150	271,150
Questar Corp.	9,620	683,405
SCANA Corp.	16,750	619,750
Sierra Pacific Resources	15,675	199,229
UIL Holdings Corp.	5,600	164,696
Vectren Corp.	1,875	58,519
Wisconsin Energy Corp.	9,530	430,947
Xcel Energy, Inc.	13,000	260,910

		10,484,832

Entertainment & Leisure — 0.5%
Ameristar Casinos, Inc.	5,100	70,482
DreamWorks Animation SKG, Inc. - Class A(a)	10,150	302,572
Morgans Hotel Group Co.(a)	7,265	74,829
Orient-Express Hotels Ltd. - Class A	13,437	583,703
Pinnacle Entertainment, Inc.(a)	37,660	395,053
RHI Entertainment, Inc.(a)	6,400	83,136
Royal Caribbean Cruises Ltd.	9,650	216,836
Scientific Games Corp. - Class A(a)	20,700	613,134

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (Continued)
Entertainment & Leisure (Continued)
Time Warner, Inc.	11,075	$163,910
The Walt Disney Co.	30,150	940,680
World Wrestling Entertainment, Inc.	4,700	72,709

		3,517,044

Finance — 1.1%
Affiliated Managers Group, Inc.	3,390	305,303
AllianceBernstein Holding LP	8,700	475,716
American Express Co.	5,275	198,709
Astoria Financial Corp.	16,540	332,123
Capital One Financial Corp.	10,915	414,879
CME Group, Inc.	550	210,755
Deluxe Corp.	2,175	38,759
Eaton Vance Corp.	4,050	161,028
Evercore Partners, Inc.	7,600	72,200
Federated Investors, Inc. - Class B	1,150	39,583
The Goldman Sachs Group, Inc.	4,900	857,010
Invesco Ltd.	19,638	470,919
Knight Capital Group, Inc.(a)	2,700	48,546
Market Vectors Russia	20,000	1,084,400
Mastercard, Inc.	1,075	285,434
Morgan Stanley	18,200	656,474
NGP Capital Resources Co.	2,700	41,607
NYSE Euronext, Inc.	12,900	653,514
Raymond James Financial, Inc.	9,075	239,489
Regions Financial Corp.	12,200	133,102
Riskmetrics Group, Inc.(a)	900	17,676
T. Rowe Price Group, Inc.	3,400	191,998
TD Ameritrade Holding Corp.(a)	21,610	390,925
Wright Express Corp.(a)	6,950	172,360

		7,492,509

Food & Agriculture — 0.6%
Bunge Ltd.	4,575	492,682
Dean Foods Co.(a)	15,660	307,249
Del Monte Foods Co.	51,796	367,752
Diamond Foods, Inc.	3,100	71,424
Fresh Del Monte Produce, Inc.(a)	1,125	26,516
Lorillard, Inc.(a)	8,025	555,009
Monsanto Co.	14,786	1,869,542
Panera Bread Co. - Class A(a)(c)	7,100	328,446

		4,018,620

Insurance — 1.1%
ACE Ltd.	9,150	504,074
Aetna, Inc.	12,300	498,519
American Financial Group, Inc.	2,175	58,181
American International Group, Inc.	10,950	289,737
Amerigroup Corp.(a)	1,975	41,080
Arch Capital Group Ltd.(a)	2,700	179,064
Assurant, Inc.	10,920	720,283
AXIS Capital Holdings Ltd.	10,710	319,265
CHUBB Corp.	9,650	472,946
Endurance Specialty Holdings Ltd.	4,650	143,174
Everest Re Group Ltd.	650	51,812
First Mercury Financial Corp.(a)	10,700	188,748
Genworth Financial, Inc.	7,675	136,692
Hanover Insurance Group, Inc.	8,687	369,198
HCC Insurance Holdings, Inc.	21,060	445,208
Lincoln National Corp.	7,570	343,072
MetLife, Inc.	11,600	612,132
PartnerRe Ltd.	2,900	200,477
Platinum Underwriters Holdings Ltd.	1,841	60,035
RenaissanceRe Holdings Ltd.	3,300	147,411
Travelers Cos., Inc.	15,050	653,170
Unum Group	22,600	462,170
W.R. Berkley Corp.	18,915	456,986
WellPoint, Inc.(a)	6,100	290,726

		7,644,160

Leasing — 0.0%
GATX Corp.	1,400	62,062

Machinery — 0.0%
Franklin Electric Co., Inc.	2,700	104,706
iRobot Corp.(a)(c)	7,124	97,884

		202,590

Machinery & Heavy Equipment — 0.6%
AGCO Corp.	9,425	493,964
Albany International Corp. - Class A	11,380	330,020
Altra Holdings, Inc.(a)	8,500	142,885
Astec Industries, Inc.(a)	4,000	128,560
Bucyrus International, Inc. - Class A	3,200	233,664
Caterpillar, Inc.	3,050	225,151
Flowserve Corp.	1,025	140,117
Joy Global, Inc.	28,525	2,163,051
Wabtec Corp.	750	36,465

		3,893,877

Manufacturing — 2.4%
Actuant Corp. - Class A	9,925	311,149
Acuity Brands, Inc.	1,350	64,908
BorgWarner, Inc.	17,400	772,212
Chart Industries, Inc.(a)	4,400	214,016
Chattem, Inc.(a)	4,298	279,585
Corning, Inc.	79,650	1,835,932
Crane Co.	1,300	50,089
Cummins, Inc.	33,925	2,222,766
Danaher Corp.	32,900	2,543,170
Dover Corp.	6,920	334,720
Eaton Corp.	3,700	314,389
Elizabeth Arden, Inc.(a)	6,800	103,224
Fuller (H.B.) Co.	6,800	152,592
Gardner Denver, Inc.(a)	6,100	346,480
General Cable Corp.(a)	1,640	99,794
General Electric Co.	74,450	1,987,070
Hexel Corp.(a)	4,250	82,025
Honeywell International, Inc.	32,126	1,615,295
IDEX Corp.	9,875	363,795
Jones Apparel Group, Inc.	12,950	178,062
Kaydon Corp.	2,400	123,384
Ladish Co., Inc.(a)	2,650	54,564
Lear Corp.(a)	2,500	35,450
Leggett & Platt, Inc.	10,700	179,439
NIKE, Inc. - Class B	5,150	306,992
Parker Hannifin Corp.	6,875	490,325
Quanex Building Products Corp.	11,181	166,150
RBC Bearings, Inc.(a)	3,529	117,586
Sherwin-Williams Co.	3,190	146,517
Smith & Wesson Holding Corp.(a)	6,072	31,635
SPX Corp.	1,075	141,610
Teleflex, Inc.	6,650	369,674
Textron, Inc.	3,920	187,886
Timken Co.	1,375	45,292
The Warnaco Group, Inc.(a)	3,759	165,659

8	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (Continued)
Manufacturing (Continued)
Watson Wyatt Worldwide, Inc.	2,875	$152,059

		16,585,495

Measuring & Controlling Devices — 0.4%
Thermo Electron Corp.	50,200	2,797,646

Medical & Medical Services — 1.1%
Amedisys, Inc.	2,800	141,176
Amgen, Inc.(a)	6,250	294,750
Arthrocare Corp.(a)(c)	3,700	150,997
Coventry Health Care, Inc.(a)	9,040	274,997
DaVita, Inc.(a)	4,290	227,928
Express Scripts, Inc.(a)	4,250	266,560
GEO Group, Inc.(a)	6,000	135,000
Henry Schein, Inc.(a)	23,000	1,186,110
Invitrogen Corp.(a)	13,775	540,806
Kindred Healthcare, Inc.(a)	2,750	79,090
Laboratory Corp. of America Holdings(a)	5,480	381,572
LifePoint Hospitals, Inc.	2,175	61,553
Magellan Health Services, Inc.(a)	9,350	346,230
MedCath Corp.(a)	5,800	104,284
Medco Health Solutions, Inc.(a)	41,270	1,947,944
Pediatrix Medical Group, Inc.(a)	15,750	775,372
Quest Diagnostics, Inc.	7,560	366,433
ResMed, Inc.(a)	3,600	128,664
Santarus, Inc.(a)	23,650	47,537
Sun Healthcare Group, Inc.(a)	12,300	164,697
WellCare Health Plans, Inc.(a)	325	11,749

		7,633,449

Medical Instruments & Supplies — 1.3%
Becton, Dickinson & Co.	2,875	233,738
Boston Scientific Corp.	46,600	572,714
Bruker BioSciences Corp.(a)	8,050	103,442
C.R. Bard, Inc.	9,850	866,307
Charles River Laboratories International, Inc.(a)	575	36,754
The Cooper Cos., Inc.	7,290	270,824
DENTSPLY International, Inc.	20,575	757,160
Hologic, Inc.(a)	15,250	332,450
Intuitive Surgical, Inc.(a)	135	36,369
Johnson & Johnson	58,850	3,786,409
Kinetic Concepts, Inc.(a)	8,725	348,215
Martek Biosciences Corp.(a)	12,375	417,161
MWI Veterinary Supply, Inc.(a)	3,747	124,063
SonoSite, Inc.(a)	6,100	170,861
Symmetry Medical, Inc.(a)	5,200	84,344
Wright Medical Group, Inc.(a)	9,710	275,861
Zoll Medical Corp.(a)	8,200	276,094

		8,692,766

Metal & Mining — 3.1%
Agnico-Eagle Mines Ltd.	21,500	1,598,955
Arch Coal, Inc.	32,150	2,412,215
Century Aluminum Co.(a)	2,000	132,980
Cleveland-Cliffs, Inc.	675	80,453
CONSOL Energy, Inc.	40,109	4,507,048
Foundation Coal Holdings, Inc.	900	79,722
Freeport-McMoRan Copper & Gold, Inc. - Class B	22,682	2,658,104
James River Coal Co.(a)	2,300	134,987
Kinross Gold Corp.	22,235	524,968
Massey Energy Co.	53,568	5,022,000
Pan American Silver Corp.(a)	13,900	480,662
Patriot Coal Corp.(a)	1,399	214,453
Peabody Energy Corp.	26,498	2,333,149
Reliance Steel & Aluminum Co.	5,195	400,483
Steel Dynamics, Inc.	4,100	160,187
United States Steel Corp.	3,012	556,557

		21,296,923

Miscellaneous Services — 0.1%
Owens & Minor, Inc.	1,725	78,815
Rent-A-Center, Inc.(a)	7,700	158,389
TeleTech Holdings, Inc.(a)	13,050	260,478

		497,682

Motor Vehicles — 0.1%
Ford Motor Co.(c)	28,018	134,767
Oshkosh Truck Corp.	8,850	183,106
Polaris Industries, Inc.(c)	1,150	46,437
TRW Automotive Holdings Corp.(a)	9,200	169,924

		534,234

Oil & Gas — 6.5%
Allis-Chalmers Energy, Inc.	5,100	90,780
American Oil & Gas, Inc.(a)	5,947	23,312
Apache Corp.	8,050	1,118,950
Approach Resources, Inc.(a)	1,700	45,543
ATP Oil & Gas Corp.(a)	4,300	169,721
Atwood Oceanics, Inc.(a)	2,300	285,982
Aventine Renewable Energy Holdings, Inc.(a)(c)	7,900	34,760
Baker Hughes, Inc.	15,300	1,336,302
BJ Services Co.	28,550	911,887
Bois d’Arc Energy, Inc.(a)	3,400	82,654
Cal Dive International, Inc.(a)	12,600	180,054
Callon Petroleum Co.(a)	2,500	68,400
Cameron International Corp.(a)	36,500	2,020,275
CanArgo Energy Corp.(a)	194,100	56,871
Chesapeake Energy Corp.	21,700	1,431,332
Chevron Corp.	20,450	2,027,208
Cimarex Energy Co.	6,825	475,498
Clayton Williams Energy, Inc.(a)	18,723	2,058,594
Complete Production Services, Inc.(a)	900	32,778
Comstock Resources, Inc.(a)	4,533	382,721
ConocoPhillips	21,075	1,989,269
Dawson Geophysical Co.(a)	1,500	89,190
Delta Petroleum Corp.(a)(c)	60,155	1,535,156
Denbury Resources, Inc.(a)	1,600	58,400
Devon Energy Corp.	2	240
Encore Acquisition Co.(a)	1,550	116,545
Energen Corp.	6,200	483,786
ENSCO International, Inc.	10,050	811,437
EOG Resources, Inc.	9,800	1,285,760
EXCO Resources, Inc.(a)	13,100	483,521
Exxon Mobil Corp.	40,875	3,602,314
FMC Technologies, Inc.(a)	2,100	161,553
Forest Oil Corp.(a)	1,300	96,850
Gasco Energy, Inc.(a)	19,600	81,340
GMX Resources, Inc.(a)	100	7,410
Goodrich Petroleum Corp.(a)	3,850	319,242
Halliburton Co.	22,730	1,206,281
Helmerich & Payne, Inc.	1,925	138,639
Hercules Offshore, Inc.(a)	1,400	53,228
ION Geophysical Corp.(a)	17,800	310,610
Marathon Oil Corp.	151	7,832
Mariner Energy, Inc.(a)	1,500	55,455

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (Continued)
Oil & Gas (Continued)
Matador Resources Co. (acquired 01/31/05, cost $8,950)(b)(e)	895	$33,768
Matador Resources Co. (acquired 04/19/06, cost $54,000)(a)(b)(e)	2,000	75,460
Nabors Industries Ltd.(a)	12,100	595,683
National Oilwell Varco, Inc.(a)	9,229	818,787
Newfield Exploration Co.(a)	5,585	364,421
Noble Corp.	9,960	647,002
Occidental Petroleum Corp.	5,200	467,272
Oceaneering International, Inc.(a)	1,500	115,575
Oil States International, Inc.(a)	2,300	145,912
ONEOK, Inc.	2,200	107,426
Parallel Petroleum Corp.(a)	9,079	182,760
Particle Drilling Technologies, Inc.(a)	5,995	14,988
Patterson-UTI Energy, Inc.	51,550	1,857,862
Penn Virginia Corp.	15,800	1,191,636
Plains Exploration & Production Co.(a)	11,550	842,804
Precision Drilling Trust	3,300	89,892
Schlumberger Ltd.	63,147	6,783,882
Smith International, Inc.	6,400	532,096
Southwestern Energy Co.(a)	3,720	177,109
Spectra Energy Corp.	12,200	350,628
St. Mary Land & Exploration Co.	1,600	103,424
Superior Energy Services, Inc.(a)	7,800	430,092
Swift Energy Co.(a)	3,950	260,937
Transocean, Inc.(a)	4,756	724,767
Treasure Island Royalty Trust(a)	217,129	165,018
Trico Marine Services, Inc.(a)(c)	4,155	151,325
TXCO Resources, Inc.(a)	8,700	102,312
Verasun Energy Corp.(a)(c)	6,900	28,497
W&T Offshore, Inc.	5,675	332,044
Warren Resources, Inc.(a)	4,034	59,219
Weatherford International Ltd.(a)	14,600	724,014
The Williams Cos., Inc.	4,750	191,473

		44,395,765

Paper & Forest Products — 0.0%
Rock-Tenn Co. - Class A	3,429	102,836

Personal Services — 0.0%
MSCI, Inc.	6,400	232,256

Pharmaceuticals — 1.9%
Abbott Laboratories	35,200	1,864,544
Alpharma, Inc. - Class A(a)	7,200	162,216
Applera Corp. - Applied Biosystems Group	6,900	231,012
Celgene Corp.(a)	25,500	1,628,685
Cephalon, Inc.(a)	1,225	81,695
Dyax Corp.(a)	30,702	95,176
Eli Lilly & Co.	11,450	528,532
Endo Pharmaceuticals Holdings, Inc.(a)	5,800	140,302
Forest Laboratories, Inc.(a)	4,850	168,489
Genentech, Inc.(a)	17,000	1,290,300
Genzyme Corp.(a)	15,300	1,101,906
Gilead Sciences, Inc.(a)	39,375	2,084,906
Hospira, Inc.	6,225	249,685
Medicis Pharmaceutical Corp.	18,650	387,547
Merck & Co., Inc.	34,275	1,291,825
Pfizer, Inc.	97,050	1,695,463
Schering-Plough Corp.	10,775	212,160
Watson Pharmaceuticals, Inc.(a)	2,700	73,359

		13,287,802

Plastics — 0.0%
Sonoco Products Co.	11,250	348,188

Publishing & Printing — 0.1%
Dolan Media Co.	8,512	154,918
R.R. Donnelley & Sons Co.	19,950	592,316
Valassis Communications, Inc.(a)	3,600	45,072

		792,306

Railroad & Shipping — 0.2%
CSX Corp.	17,200	1,080,332
Norfolk Southern Corp.	2,810	176,103

		1,256,435

Real Estate — 0.4%
Alexandria Real Estate Equities, Inc. (REIT)	700	68,138
AMB Property Corp. (REIT)	1,725	86,906
Annaly Capital Management, Inc. (REIT)	5,750	89,183
Arbor Realty Trust, Inc. (REIT)(c)	5,477	49,129
BioMed Realty Trust, Inc. (REIT)	3,300	80,949
Boston Properties, Inc. (REIT)	4,110	370,804
CBL & Associates Properties, Inc. (REIT)	5,275	120,481
Corporate Office Properties Trust (REIT)	2,200	75,526
FX Real Estate & Entertainment, Inc.(a)	7,730	14,687
Gramercy Capital Corp. (REIT)	4,300	49,837
Health Care, Inc. (REIT)	1,350	60,075
Hospitality Properties Trust (REIT)	9,575	234,204
HRPT Properties Trust (REIT)	23,200	157,064
Mack-Cali Realty Corp. (REIT)	1,175	40,150
Nationwide Health Properties, Inc. (REIT)	2,200	69,278
ProLogis (REIT)	10,300	559,805
Simon Property Group, Inc. (REIT)	5,460	490,799
Ventas, Inc. (REIT)	1,400	59,598

		2,676,613

Restaurants — 0.3%
Brinker International, Inc.	5,600	105,840
Carrols Restaurant Group, Inc.(a)	4,535	23,537
Chipotle Mexican Grill, Inc.(a)	350	28,917
Jack-in-the-Box, Inc.(a)	2,175	48,742
McDonald’s Corp.	30,475	1,713,304
Sonic Corp.(a)	5,300	78,440

		1,998,780

Retail Merchandising — 2.3%
Advance Auto Parts, Inc.	4,770	185,219
Aeropostale, Inc.(a)	2,600	81,458
Amazon.com, Inc.(a)	14,791	1,084,624
AnnTaylor Stores Corp.(a)	4,100	98,236
AutoZone, Inc.(a)	3,450	417,485
Big Lots, Inc.	4,625	144,485
BJ’s Wholesale Club, Inc.(a)	7,150	276,705
Buckle, Inc.	1,800	82,314
Chico’s FAS, Inc.(a)	22,850	122,704
Christopher & Banks Corp.	10,200	69,360
Collective Brands, Inc.	5,000	58,150
Copart, Inc.(a)	3,400	145,588
CVS Caremark Corp.	7,400	292,818
Deckers Outdoor Corp.(a)	1,000	139,200
Foot Locker, Inc.	21,020	261,699
GameStop Corp.(a)	14,350	579,740
Golfsmith International Holdings, Inc.(a)	5,800	13,224
Hanesbrands, Inc.(a)	2,877	78,082

10	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (Continued)
Retail Merchandising (Continued)
Jos. A. Bank Clothiers, Inc.(a)(c)	3,800	$101,650
Kohl’s Corp.(a)	25,877	1,036,115
Limited Brands, Inc.	31,550	531,618
Longs Drug Stores Corp.	5,340	224,867
Macy’s, Inc.	22,975	446,175
Nordstrom, Inc.	23,984	726,715
OfficeMax, Inc.	9,020	125,378
Ross Stores, Inc.	28,929	1,027,558
Safeway, Inc.	23,280	664,644
Saks, Inc.(a)	18,250	200,385
Sally Beauty Holdings, Inc.(a)	8,635	55,782
SUPERVALU, Inc.	16,575	512,002
The Talbots, Inc.(c)	14,116	163,604
TJX Cos., Inc.	19,850	624,680
Urban Outfitters, Inc.(a)	9,550	297,864
Wal-Mart Stores, Inc.	88,336	4,964,483

		15,834,611

Security Brokers & Dealers — 0.3%
GFI Group, Inc.	3,400	30,634
Janus Capital Group, Inc.	67,708	1,792,231
Piper Jaffray Cos., Inc.(a)	7,400	217,042
Waddell & Reed Financial, Inc.	7,400	259,074

		2,298,981

Semiconductors & Related Devices — 0.7%
Amkor Technology, Inc.	3,400	35,394
Avnet, Inc.(a)	2,700	73,656
Broadcom Corp. - Class A(a)	48,300	1,318,107
Lam Research Corp.(a)	4,600	166,290
LSI Logic, Corp.	68,575	421,050
MEMC Electronic Materials, Inc.(a)	2,850	175,389
Micron Technology, Inc.(a)	37,830	226,980
Microsemi Corp.(a)	6,400	161,152
Netlogic Microsystems, Inc.(a)	2,100	69,720
ON Semiconductor Corp.(a)	26,325	241,400
PMC-Sierra, Inc.(a)	198,750	1,520,438
Semtech Corp.(a)	3,700	52,059
Standard Microsystems Corp.(a)	6,050	164,258
Texas Instruments, Inc.	5,275	148,544
Ultra Clean Holdings, Inc.(a)	13,304	105,900

		4,880,337

Soaps & Cosmetics — 0.7%
Avon Products, Inc.	39,500	1,422,790
Bare Escentuals, Inc.(a)(c)	28,100	526,313
Colgate-Palmolive Co.	5,650	390,415
The Procter & Gamble Co.	43,680	2,656,181

		4,995,699

Telecommunications — 2.1%
ADC Telecommunications, Inc.	5,100	75,327
Amdocs Ltd.(a)	26,067	766,891
American Tower Corp. - Class A	51,550	2,177,987
Anixter International, Inc.(a)	5,479	325,946
Arris Group, Inc.(a)	14,400	121,680
AT&T, Inc.	82,317	2,773,260
CenturyTel, Inc.	5,200	185,068
CommScope, Inc.(a)	5,400	284,958
Embarq Corp.	4,300	203,261
EMS Technologies, Inc.(a)	12,200	266,448
Harris Corp.	8,871	447,897
Iowa Telecommunications Services, Inc.	7,000	123,270
iPCS, Inc.(a)	3,670	108,742
Netflix, Inc.(c)	7,248	188,955
Neutral Tandem, Inc.(a)	3,219	56,332
Occam Networks, Inc.(a)	6,400	25,536
Plantronics, Inc.	1,800	40,176
QUALCOMM, Inc.	98,172	4,355,892
Research In Motion Ltd.(a)	4,570	534,233
Verizon Communications, Inc.	30,694	1,086,568

		14,148,427

Textiles — 0.0%
Carter’s, Inc.	6,100	84,302
Kenneth Cole Productions, Inc.	5,200	66,040

		150,342

Tobacco — 0.6%
Altria Group, Inc.	18,450	379,332
Philip Morris International, Inc.	61,627	3,043,758
UST, Inc.	7,530	411,213

		3,834,303

Transportation — 0.3%
C.H. Robinson Worldwide, Inc.	4,050	222,102
Expeditors International of Washington, Inc.	24,265	1,043,395
J.B. Hunt Transport Services, Inc.	1,800	59,904
Kirby Corp.(a)	1,125	54,000
Knight Transportation, Inc.(c)	3,100	56,730
Ryder Systems, Inc.	4,400	303,072
Vitran Corp., Inc.(a)	4,407	66,061

		1,805,264

Waste Management — 0.3%
Allied Waste Industries, Inc.	47,175	595,348
Clean Harbors, Inc.(a)	4,800	341,088
Waste Management, Inc.	27,300	1,029,483

		1,965,919

Total United States		272,503,812

Total Common Stocks (Cost — $343,882,860) — 59.5%		409,041,902

Preferred Stocks
United Kingdom — 0.3%
Food & Agriculture — 0.3%
Tesco Plc	247,016	1,817,010

United States — 0.0%
Banks — 0.0%
Citigroup, Inc.	13,500	302,400

Total Preferred Stocks (Cost — $2,520,928) — 0.3%		2,119,410

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	11

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Trust Preferred Stocks	Par (000)	Value
Banks — 0.7%
Bank of America Corp., Capital Securities,
8.07%, 12/31/26(f)	$225	$225,835
Bank of America Corp., Depositary Shares,
8.00%(g)	720	674,546
8.13%(g)	375	354,473
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(h)	615	580,762
First Union Capital l, Capital Securities,
7.94%, 1/15/27	325	328,198
JPMorgan Chase & Co., Depositary Shares,
7.90%(g)	775	726,671
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37	1,150	1,032,223
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(g)(h)	35	35,169
Wachovia Corp., Preferred Stock,
7.98%(g)(h)	875	803,600

		4,761,477

Finance — 0.2%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(f)	700	658,776
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(h)	475	449,259
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(g)(h)	300	208,608
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(g)(h)	110	71,775

		1,388,418

Insurance — 0.1%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(h)	175	160,080
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36(h)	390	340,517
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(h)	310	271,831

		772,428

Yankee — 0.2%
Banks — 0.1%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(d)(f)(g)(h)	350	328,292
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%, 9/29/17(d)(h)	500	457,165

		785,457

Finance — 0.1%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(d)(h)	530	441,833

Total Trust Preferred Stocks (Cost — $8,948,980) — 1.2%		8,149,613

	Shares
Warrants
Crosshair Exploration & Mining Corp. (issued/exercisable 4/4/08, 1 share for 1 warrant, expiring 10/4/08, strike price 1.80 CAD) (acquired 4/4/08, cost $51)(b)(e)	5,300	1,625
Point North Energy Ltd. (issued/exercisable 7/24/03, 1 share for 1 warrant, expiring 7/23/08, strike price 5.00 CAD) (acquired 7/24/03, cost $0)(b)(e)	13,755	1

Total Warrants (Cost — $51) — 0.0%		1,626

	Par (000)
U.S. Government & Agency Obligations
Resolution Funding Corp., Strip Bonds,
6.29%, 7/15/18(i)	$150	95,578
6.30%, 10/15/18(i)	150	94,045
U.S. Treasury Bonds,
5.00%, 5/15/37	1,075	1,155,290
4.38%, 2/15/38	775	755,383
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/25	625	746,867
2.00%, 1/15/26	400	429,170
U.S. Treasury Notes,
3.50%, 5/31/13	2,540	2,558,852

Total U.S. Government & Agency Obligations (Cost — $5,774,206) — 0.9%		5,835,185

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. ARM,
5.04%, 12/01/35(h)	590	596,125
Federal Home Loan Mortgage Corp. Gold,
8.50%, 7/01/09(j)	—	1
4.00%, 5/01/10-5/01/19	151	147,796
6.00%, 4/01/13-6/01/16	90	92,864
5.50%, 9/01/21-8/01/33(k)	2,207	2,223,062
9.50%, 12/01/22	177	202,052
8.00%, 2/01/23-8/01/27	20	22,051
7.50%, 9/01/27(j)	—	290
6.50%, 1/01/29-8/01/32	57	59,083
5.00%, 5/01/34	192	184,847
Federal Home Loan Mortgage Corp. Gold 15 Year,
4.50%, 7/01/23(l)	1,000	965,940
6.00%, 7/01/23(l)	300	307,032
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.00%, 7/01/38(l)	2,000	1,916,880
Federal National Mortgage Assoc.,
7.00%, 8/01/08-10/01/32	231	242,003
8.50%, 2/01/09(j)	—	8
6.00%, 9/01/11-8/01/36	2,605	2,645,751
5.50%, 4/01/17-6/01/36	4,546	4,583,845
5.00%, 6/01/23-7/01/35	418	406,129
6.50%, 5/01/29-9/01/36	315	327,381
7.50%, 2/01/30-1/01/31	347	374,270
8.00%, 2/01/33	122	133,179

12	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Mortgage Pass-Throughs	Par (000)	Value
Federal National Mortgage Assoc. 15 Year,
4.50%, 7/01/23(l)	$5,500	$5,317,840
5.00%, 7/01/23(l)	15,600	15,434,328
Federal National Mortgage Assoc. 30 Year,
5.00%, 7/01/38(l)	9,100	8,721,804
5.50%, 7/01/38(l)	28,700	28,287,294
6.00%, 7/01/38(l)	13,500	13,622,310
6.50%, 7/01/38(l)	9,600	9,878,976
Federal National Mortgage Assoc. ARM,
4.19%, 12/01/34(h)	905	914,813
4.78%, 1/01/35(h)	625	624,448
Government National Mortgage Assoc. I,
6.50%, 2/15/09-7/01/38	2,260	2,335,177
7.50%, 12/15/10	20	20,935
6.00%, 10/15/23-12/20/37	407	414,615
7.00%, 4/15/29-6/15/35	1,699	1,805,975
5.50%, 4/15/33-12/15/34	574	574,011
Government National Mortgage Assoc. I 30 Year,
6.00%, 7/01/38(l)	1,800	1,827,558
Government National Mortgage Assoc. II,
5.00%, 10/20/33(m)	1,041	1,007,778
Government National Mortgage Assoc. II 30 Year,
6.50%, 9/01/37(l)	3,400	3,481,804
5.00%, 7/01/38-8/01/38(l)	1,000	965,753
5.50%, 7/01/38(l)	1,600	1,589,504
Government National Mortgage Assoc. II ARM,
4.75%, 5/20/34(h)	130	130,371

Total Mortgage Pass-Throughs (Cost — $112,019,054) — 16.3%		112,385,883

Collateralized Mortgage Obligations
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19	164	156,997
Bear Stearns Mortgage Trust, Series 06-2, Class 2A1,
5.65%, 7/25/36(h)	1,805	1,601,666
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37	1,233	1,083,321
Commercial Mortgage Pass Through Certificates, Series 04-LB3A, Class A3,
5.09%, 6/10/11	515	511,795
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
4.75%, 8/25/46(h)	206	168,604
Countrywide Home Loans, Series 03-27, Class M,
4.60%, 6/25/33(h)	502	351,170
Countrywide Home Loans, Series 03-56, Class 4A1,
4.93%, 12/25/33(h)	1,285	1,204,095
Countrywide Home Loans, Series 03-58, Class B1,
4.54%, 2/19/34(h)	156	93,491
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.68%, 4/25/46(h)	241	172,321
Countrywide Home Loans, Series 06-OA5, Class 3A1,
2.68%, 4/25/46(h)	465	325,663
Countrywide Home Loans, Series 07-J3, Class A10,
6.00%, 7/25/37(h)	955	870,853
Credit Suisse Mortgage Capital Backed Trust, Series 06-8, Class 3A1,
6.00%, 10/25/21	308	284,749
Fannie Mae Grantor Trust, Series 03-T1, Class R (IO),
0.50%, 11/25/12(n)	6,440	129,947
Federal Home Loan Mortgage Corp., Series 235 (IO),
5.50%, 2/01/36(n)	1,196	313,573
Federal Home Loan Mortgage Corp., Series 2529, Class MB,
5.00%, 11/15/17	100	100,321
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
5.03%, 1/15/33(h)(n)	215	35,811
Federal Home Loan Mortgage Corp., Series 2707, Class PW,
4.00%, 7/15/14	64	64,419
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31	117	119,232
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
4.63%, 8/15/36(h)(n)	1,067	120,360
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
4.73%, 8/15/35(h)(n)	193	22,364
Federal National Mortgage Assoc., Series 04-88, Class HA,
6.50%, 7/25/34	45	47,147
Federal National Mortgage Assoc., Series 07-108, Class AN,
8.94%, 11/25/37(h)(n)	877	962,510
Federal National Mortgage Assoc., Series 379, Class 5 (IO),
5.00%, 7/01/36(n)	1,951	472,431
Homebanc Mortgage Trust, Series 06-2, Class A1,
2.66%, 12/25/36(h)	605	466,467
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36	155	152,146
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	159	153,827
Master Alternative Loans Trust, Series 04-4, Class 1A1,
5.50%, 5/25/34	112	102,494
Residential Accredit Loans, Inc., Series 06-QS2, Class 2B1,
2.70%, 2/25/46(h)	363	250,869
Residential Accredit Loans, Inc., Series 07-QO3, Class A1,
2.64%, 3/25/47(h)	280	210,341
Residential Funding Mortgage Securities I, Series 04-S9, Class 2A1,
4.75%, 12/25/19	1,699	1,665,028
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO),
11.00%, 2/17/17(n)	30	44
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO),
11.50%, 2/17/17(n)	34	29,652
Salomon Brothers Mortgage Securities VI, Series 87-2 (IO),
11.00%, 3/06/17(n)	21	31

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	13

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Collateralized Mortgage Obligations	Par (000)	Value
Salomon Brothers Mortgage Securities VI, Series 87-2 (PO),
11.50%, 3/06/17(n)	$21	$18,152
Structured Asset Securities Corp., Series 01-21A, Class B2,
5.37%, 1/25/32(h)	5	3,974
Structured Asset Securities Corp., Series 03-2A, Class B2II,
5.93%, 2/25/33(h)	61	46,097
Washington Mutual Mortgage Loan Trust, Series 03-AR3, Class B2,
5.55%, 4/25/33(h)	52	50,692
Washington Mutual Mortgage Loan Trust, Series 03-AR5, Class B2,
4.56%, 6/25/33(h)	187	129,647
Washington Mutual Mortgage Loan Trust, Series 03-AR8, Class B1,
4.16%, 8/25/33(h)	245	119,169
Washington Mutual Mortgage Loan Trust, Series 04-AR1, Class B1,
4.48%, 3/25/34(h)	960	576,276
Washington Mutual Mortgage Loan Trust, Series 04-AR3, Class B1,
4.17%, 6/25/34(h)	223	142,311
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18 Class 1A1,
5.35%, 1/25/37(h)	919	868,869
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.67%, 3/25/37(h)	3,507	3,254,822
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(h)	1,658	1,546,299
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
4.56%, 5/25/47(h)	280	206,866
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
4.54%, 6/25/47(h)	459	371,731
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OC1, Class A1,
2.72%, 5/25/37(h)	1,555	1,097,098
Wells Fargo Mortgage Backed Securities Trust, Series 04-K, Class 1A2,
4.47%, 7/25/34(h)	372	357,435
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(h)	1,973	1,916,993
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A2,
4.11%, 6/25/35(h)	2,272	2,147,593
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(h)	391	373,641
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR15, Class A1,
5.34%, 10/25/36(h)	683	653,660
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.11%, 3/25/36(h)	2,108	2,041,674

Total Collateralized Mortgage Obligations (Cost — $30,643,919) — 4.1%		28,166,738

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(h)	1,000	950,760
Bank of America-First Union Commercial Mortgage, Series 01-3, Class A2,
5.46%, 4/11/37	1,375	1,376,844
Bear Stearns Commercial Mortgage Securities, Inc., Series 99-WF2, Class A2,
7.08%, 7/15/31	204	206,560
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	475	492,763
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1,
5.92%, 10/15/36	475	480,096
Bear Stearns Commercial Mortgage Securities, Inc., Series 03-T12, Class A4,
4.68%, 9/13/13	1,025	998,825
Bear Stearns Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(h)	4,263	4,131,574
CDC Commercial Mortgage Trust, Series 02-FX1, Class A1,
5.25%, 5/15/19	1,038	1,044,443
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	475	453,425
Citigroup Commercial Mortgage Trust, Series 07-C6, Class AM,
5.89%, 6/10/17(h)	475	431,678
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49	1,970	1,821,096
Commercial Mortgage Acceptance Corp., Series 98-C2, Class C,
6.53%, 9/15/30(h)	256	255,822
Commercial Mortgage Acceptance Corp., Series 98-C2, Class E,
7.31%, 6/15/10(h)	930	953,240
Countrywide Alternative Loan Trust, Series 05-21CB, Class A-17,
6.00%, 6/25/35	1,293	1,175,104
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CP4, Class D,
6.61%, 12/15/35	1,450	1,493,568
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A3,
6.13%, 3/15/12	1,000	1,020,527
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	1,090	1,076,902
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	1,010	981,238
Credit Suisse First Boston Mortgage Securities Corp., Series 03-C3, Class A5,
3.94%, 5/15/38	1,020	945,137
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG1, Class A1B,
6.46%, 3/10/32	119	120,034
First Horizon Mortgage Pass-Through Trust, Series 05-AR3, Class 3A1,
5.50%, 8/25/35(h)	514	499,441

14	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Commercial Mortgage Backed Securities	Par (000)	Value
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2,
6.66%, 1/12/43	$970	$999,388
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2,
6.22%, 12/12/33	1,140	1,163,296
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	121	123,578
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	1,289	1,332,586
Impac Commercial Mortgage Backed Trust, Series 04-5, Class 1A1,
2.84%, 10/25/34(h)	91	72,966
Impac Commercial Mortgage Backed Trust, Series 04-7, Class 1A1,
3.22%, 11/25/34(h)	224	163,420
Impac Commercial Mortgage Backed Trust, Series 04-7, Class M4,
4.28%, 11/25/34(h)	74	19,284
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB17, Class A4,
5.43%, 12/12/43(h)	150	142,080
JPMorgan Commercial Mortgage Finance Corp., Series 99-C7, Class A2,
6.51%, 10/15/35	40	40,374
JPMorgan Commercial Mortgage Finance Corp., Series 99-PLSI, Class D,
7.26%, 2/15/32(h)	650	657,652
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class A1B,
6.21%, 10/15/08	281	281,320
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.33%, 10/15/32	241	245,273
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class E,
7.47%, 10/15/32	125	128,913
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A4,
5.93%, 12/15/25	825	835,692
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(f)	468	476,751
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C8, Class A1,
3.64%, 11/15/27	275	274,723
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A1,
2.95%, 3/15/29	209	207,829
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C6, Class A1,
3.88%, 8/15/29	136	134,987
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	470	444,690
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	1,050	1,001,698
Morgan Stanley Capital I, Inc., Series 99-WF1, Class A2,
6.21%, 11/15/31	50	50,075
Morgan Stanley Capital I, Inc., Series 02-TOP7, Class A1,
5.38%, 1/15/39	201	202,478
Morgan Stanley Capital I, Inc., Series 03-IQ4, Class A2,
4.07%, 5/15/40	1,025	957,967
Morgan Stanley Capital I, Inc., Series 05-HQ6, Class A4A,
4.99%, 8/13/42	2,405	2,283,673
Morgan Stanley Capital I, Inc., Series 07-IQ13, Class A4,
5.36%, 3/15/44	1,540	1,423,719
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.81%, 12/12/49	480	455,694
Morgan Stanley Dean Witter Capital I, Inc., Series 01-TOP1, Class A4,
6.66%, 2/15/33	863	886,660
Nationslink Funding Corp., Series 99-2, Class D,
7.35%, 6/20/31(h)	175	175,939
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2,
6.59%, 12/18/33	1,324	1,355,393
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(f)(h)	223	219,949
Structured Asset Securities Corp., Series 96-CFL, Class X1 (IO),
2.15%, 2/25/28(n)	553	26
Structured Mortgage Loan, Series 07-3, Class 2A1,
5.73%, 4/25/37(h)	1,363	1,253,758
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(f)	1,140	1,159,346
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.38%, 10/15/44(h)	490	489,980
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5,
5.93%, 5/15/43(h)	1,050	1,023,714
Wachovia Bank Commercial Mortgage Trust, Series 07-C33, Class A4,
6.10%, 7/15/17(h)	1,405	1,355,844
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
1.99%, 5/25/36(f)(n)	6,937	236,158

Total Commercial Mortgage Backed Securities (Cost — $44,828,466) — 6.3%		43,185,950

Asset Backed Securities
Amortizing Residential Collateral Trust, Series 02-BC5, Class M2,
4.19%, 7/25/32(h)	22	6,330
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
2.53%, 10/25/36(h)	439	425,069
Centex Home Equity Loan Trust, Series 02-A, Class MF2,
6.54%, 1/25/32(e)	202	157,541
Centex Home Equity Loan Trust, Series 03-B, Class M3,
5.58%, 6/25/33(h)	144	67,308
Chase Issuance Trust, Series 06, Class A3,
2.46%, 7/15/11(h)	1,075	1,071,465
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/14	1,200	1,212,749

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	15

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Asset Backed Securities	Par (000)	Value
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/11	$1,360	$1,351,106
Citibank OMNI Master Trust, Series 07, Class A9,
3.58%, 12/23/13(f)(h)	1,435	1,445,346
Countrywide Alternative Loan Trust, Series 06-18, Class 2A1,
2.53%, 7/25/36(h)	731	708,656
Countrywide Certificates, Series 02-2, Class M2,
4.12%, 12/25/31(h)	4	2,572
Countrywide Certificates, Series 03-2, Class M2,
4.96%, 3/26/33(h)	134	65,039
Countrywide Certificates, Series 03-3, Class M6,
5.29%, 7/25/32(h)	61	13,834
Countrywide Certificates, Series 03-BCI, Class M2,
4.79%, 9/25/32(h)	41	19,970
Credit-Based Asset Servicing and Securitization, Series 04-CB4, Class M1,
5.77%, 5/25/35(h)	275	239,226
General Electric Business Loan Trust, Series 03-1, Class A,
2.90%, 4/15/31(f)(h)	145	134,402
General Electric Business Loan Trust, Series 03-1, Class B,
3.77%, 4/15/31(f)(h)	97	77,648
General Electric Business Loan Trust, Series 03-2A, Class B,
3.47%, 11/15/31(f)(h)	653	514,230
General Electric Business Loan Trust, Series 04-1, Class B,
3.17%, 5/15/32(f)(h)	170	142,976
Green Tree Financial Corp., Series 96-6, Class A6,
7.95%, 9/15/27	387	410,449
Green Tree Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27	184	192,876
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
2.79%, 11/19/35(h)	706	536,343
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.69%, 11/19/36(h)	399	280,913
Harley-Davidson Motorcycle Trust, Series 05-2, Class A2,
4.07%, 2/15/12	829	833,310
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.59%, 7/25/37(e)(h)	479	455,235
LB-UBS Commercial Mortgage Trust, Series 06-C1, Class A4,
5.16%, 2/15/31	1,085	1,021,082
Lehman XS Trust, Series 05-5N, Class 3A2,
2.84%, 11/25/35(h)	628	391,058
Long Beach Mortgage Loan Trust, Series 03-4, Class M5A,
6.39%, 8/25/33(h)	56	5,571
Long Beach Mortgage Loan Trust, Series 04-1, Class M5,
3.49%, 2/25/34(h)	456	364,945
Massachusetts RRB Special Purpose Trust, Series 01-1, Class A,
6.53%, 6/01/15	773	812,596
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4,
2.46%, 9/15/11(h)	1,650	1,645,015
Nationstar Home Equity Loan Trust, Series 06-B, Class AV1,
2.55%, 9/25/36(h)	120	119,046
Option One Mortgage Loan Trust, Series 02-6, Class M1,
3.52%, 11/25/32(e)(h)	24	16,960
Option One Mortgage Loan Trust, Series 02-6, Class M2,
4.94%, 11/25/32(e)(h)	66	20,773
Option One Mortgage Loan Trust, Series 03-4, Class A4,
2.71%, 7/25/33(h)	87	70,454
Option One Mortgage Loan Trust, Series 03-4, Class M5A,
6.14%, 7/25/33(h)	55	8,756
Option One Mortgage Loan Trust, Series 03-5, Class M4,
5.29%, 8/25/33(h)	37	4,586
Residential Asset Mortgage Products, Inc., Series 03-RZ2, Class B,
5.50%, 4/25/33(h)	99	38,774
Residential Asset Securities Corp., Series 02-KS4, Class AIIB,
2.89%, 7/25/32(h)	45	41,529
Small Business Administration Participation Certificates, Series 97-20F, Class 1,
7.20%, 6/01/17	337	349,852
Structured Asset Investment Loan Trust, Series 03-BC2, Class M2,
5.41%, 4/25/33(h)	47	9,431
Structured Asset Investment Loan Trust, Series 03-BC3, Class M2,
5.32%, 4/25/33(h)	11	2,144
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(h)	1,720	1,743,323
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(h)	440	447,872
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
4.60%, 7/25/23(h)	1,170	1,209,499
USAA Auto Owner Trust, Series 06-2, Class A3,
5.32%, 9/15/10	718	721,788
Total Asset Backed Securities (Cost — $20,561,743) — 2.8%		19,409,647
Collateralized Debt Obligations
Knollwood Ltd., Series 04-1A, Class C, 5.93%, 1/10/39(e)(f)(h)
(Cost — $105,543) — 0.0%	106	106
Corporate Bonds
Banks — 1.0%
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17	315	303,506
5.75%, 12/01/17	1,090	1,023,637
Bank of America Corp., Subordinated Notes,
7.40%, 1/15/11	325	338,954
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12	725	707,198
Citigroup, Inc., Subordinated Notes,
5.00%, 9/15/14	500	463,082
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17	425	416,618

16	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks (Continued)
U.S. Bank N.A., Senior Bank Notes,
4.40%, 8/15/08	$575	$575,632
UBS AG, Senior Notes,
5.88%, 12/20/17	935	909,521
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	900	784,251
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	1,200	1,203,498
		6,725,897
Broadcasting — 0.3%
Cablevision Systems Corp., Senior Unsecured Notes,
7.13%, 4/01/09(h)	325	325,000
Charter Communications Holdings II LLC, Unsecured Notes,
10.25%, 9/15/10	255	246,712
EchoStar DBS Corp., Senior Unsecured Notes,
7.00%, 10/01/13	4	3,810
7.13%, 2/01/16	25	23,063
News America, Inc., Senior Debentures,
7.75%, 1/20/24	25	27,013
7.28%, 6/30/28	35	35,969
News America, Inc., Senior Unsecured Notes,
6.20%, 12/15/34	100	92,218
Time Warner Cable, Inc., Senior Unsecured Notes,
6.20%, 7/01/13	1,025	1,042,289
		1,796,074
Chemicals — 0.0%
Huntsman International LLC, Senior Subordinated Notes,
7.88%, 11/15/14	45	41,175
Computer & Office Equipment — 0.1%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17	360	365,369
Computer Software & Services — 0.1%
Oracle Corp., Senior Unsecured Notes,
4.95%, 4/15/13	570	575,508
Electronics — 0.0%
L-3 Communications Corp., Senior Subordinated Notes,
6.38%, 10/15/15	35	32,725
Energy & Utilities — 0.4%
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A,
9.00%, 1/02/17	211	225,385
Florida Power & Light Co., First Mortgage Bonds,
5.63%, 4/01/34	150	141,663
5.95%, 2/01/38	225	222,425
Florida Power Corp., First Mortgage Bonds,
6.40%, 6/15/38	150	152,349
Forest Oil Corp., Senior Unsecured Notes,
7.25%, 6/15/19	130	124,800
MidAmerican Energy Holdings Co. Bonds,
6.50%, 9/15/37	250	252,493
NRG Energy, Inc., Senior Unsecured Notes,
7.38%, 2/01/16	190	178,837
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37	200	197,777
Tesoro Corp., Senior Unsecured Notes,
6.50%, 6/01/17	250	224,375
Texas Competitive Electric Holding LLC, Senior Notes,
10.25%, 11/01/15(f)	350	343,000
Texas Competitive Electric Holding LLC, Toggle Notes,
10.50%, 11/01/16(f)(o)	110	107,800
Transocean, Inc., Senior Unsecured Notes,
6.00%, 3/15/18	75	75,112
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	250	253,504
		2,499,520
Entertainment & Leisure — 0.4%
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 8/01/13-2/15/26	7	7,574
Comcast Cable Holdings LLC, Senior Notes,
7.13%, 2/15/28	35	35,347
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	115	116,837
Comcast Corp., Unsecured Notes,
6.50%, 1/15/17	850	855,052
6.95%, 8/15/37	360	354,092
CSC Holdings, Inc., Senior Unsecured Notes,
8.13%, 7/15/09	640	644,800
Directv Holdings LLC, Senior Notes,
7.63%, 5/15/16(f)	280	275,800
Harrahs Operating Co., Inc., Unsecured Notes,
10.75%, 2/01/18(f)	360	265,500
Riddell Bell Holdings, Inc., Senior Subordinated Notes,
8.38%, 10/01/12	65	51,350
Seneca Gaming Corp., Senior Unsecured Notes,
7.25%, 5/01/12	125	117,188
Time Warner Cos., Inc., Senior Debentures,
7.57%, 2/01/24	30	30,512
Time Warner, Inc., Senior Debentures,
7.63%, 4/15/31(m)	200	203,049
		2,957,101
Finance — 2.1%
Arch Western Finance, Senior Notes,
6.75%, 7/01/13(h)	400	392,000
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	655	681,051
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.75%, 5/15/12	355	359,866
Ford Motor Credit Co., Senior Notes,
5.80%, 1/12/09	235	224,391
Ford Motor Credit Co., Senior Unsecured Notes,
8.63%, 11/01/10	250	212,076
Ford Motor Credit Co., Unsecured Notes,
9.75%, 9/15/10	135	117,704
7.80%, 6/01/12	225	174,017
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10	300	307,756
6.75%, 3/15/32(m)	50	50,347
General Electric Capital Corp., Unsecured Notes,
3.01%, 7/28/08(h)	150	149,985

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	17

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Finance (Continued)
5.00%, 11/15/11	$3,445	$3,511,247
6.15%, 8/07/37	505	473,881
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13	400	399,461
Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13	1,050	1,027,803
JPMorgan Chase & Co., Unsecured Notes,
5.60%, 6/01/11	550	557,535
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13	320	302,881
7.00%, 9/27/27	475	439,188
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17	190	178,491
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12	440	416,387
Leucadia National Corp., Senior Unsecured Notes,
7.13%, 3/15/17	200	191,000
Morgan Stanley, Senior Notes,
2.96%, 1/09/12(h)	1,655	1,538,120
5.55%, 4/27/17	115	102,856
6.25%, 8/28/17	1,025	955,618
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	360	355,894
NSG Holdings LLC, Notes,
7.75%, 12/15/25(f)	140	137,900
Russian Federation, Unsubordinated Notes,
7.50%, 3/31/30(h)	591	663,037
Student Loan Marketing Corp., Senior Unsecured Notes,
3.06%, 7/27/09(h)	525	492,213
TL Acquisitions, Inc., Senior Unsecured Notes,
10.50%, 1/15/15(f)	290	250,850
		14,663,555
Food & Agriculture — 0.1%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	535	535,681
6.13%, 2/01/18	475	461,739
		997,420
Insurance — 0.1%
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(f)	850	836,985
Leasing — 0.0%
Rent-A-Center, Senior Subordinated Notes,
7.50%, 5/01/10	180	174,150
Manufacturing — 0.1%
Aleris International, Inc., Senior Unsecured Notes,
9.00%, 12/15/14(o)	230	179,400
Georgia-Pacific Corp., Senior Unsecured Notes,
7.13%, 1/15/17(f)	125	117,500
Jarden Corp., Senior Subordinated Notes,
7.50%, 5/01/17	75	65,250
Rexnord LLC, Senior Notes,
8.88%, 9/01/16	30	28,050
Rock-Tenn Co., Senior Unsecured Notes,
8.20%, 8/15/11	250	257,500
		647,700
Medical & Medical Services — 0.1%
Health Management Plc, Senior Unsecured Notes,
6.13%, 4/15/16	230	201,250
Reable Therapeutics, Inc., Unsecured Notes,
10.88%, 11/15/14(f)	280	280,000
		481,250
Metal & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
5.88%, 4/01/15(h)	130	131,282
8.25%, 4/01/15	145	152,431
8.38%, 4/01/17	445	469,475
		753,188
Motor Vehicles — 0.0%
Lear Corp., Senior Unsecured Notes,
8.75%, 12/01/16	90	70,200
Oil & Gas — 0.2%
Chesapeake Energy Corp., Senior Unsecured Notes,
7.25%, 12/15/18	400	389,000
Consolidated Natural Gas, Inc., Senior Debentures,
5.00%, 3/01/14	20	19,210
EXCO Resources, Inc., Senior Secured Notes,
7.25%, 1/15/11	65	63,862
Gazprom, Unsecured Notes,
9.63%, 3/01/13	680	751,822
Newfield Exploration Co., Senior Subordinated Notes,
6.63%, 9/01/14-4/15/16	250	232,300
Targa Resources, Inc., Senior Unsecured Notes,
8.50%, 11/01/13	10	9,800
Transocean, Inc., Senior Unsecured Notes,
6.80%, 3/15/38	105	107,387
		1,573,381
Paper & Forest Products — 0.0%
NewPage Corp., Senior Secured Notes,
10.00%, 5/01/12	140	141,750
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., Senior Debentures,
6.88%, 8/01/49	25	24,658
Merck & Co., Inc., Senior Unsecured Notes,
4.38%, 2/15/13	410	410,622
		435,280
Real Estate — 0.1%
American Real Estate Partners LP, Senior Unsecured Notes,
7.13%, 2/15/13	420	381,150
The Rouse Co., Unsecured Notes (REIT),
3.63%, 3/15/09	90	86,587
		467,737
Restaurants — 0.0%
Landry’s Restaurants, Inc., Senior Notes,
9.50%, 12/15/14	90	88,200
Retail Merchandising — 0.2%
Michaels Stores, Inc., Senior Unsecured Notes,
10.00%, 11/01/14	120	103,950

18	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Retail Merchandising (Continued)
Rite Aid Corp., Notes,
7.50%, 3/01/17	$320	$258,400
Wal-Mart Stores, Inc., Senior Unsecured Notes,
5.80%, 2/15/18	1,250	1,294,243
		1,656,593
Telecommunications — 0.5%
American Tower Corp., Senior Unsecured Notes,
7.50%, 5/01/12	800	808,000
AT&T, Inc., Unsecured Notes,
5.50%, 2/01/18	250	242,252
6.50%, 9/01/37	800	774,255
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	520	507,000
Citizens Communications Co., Senior Unsecured Notes,
7.88%, 1/15/27	25	21,875
Qwest Communications International, Inc., Senior Unsecured Notes,
7.50%, 2/15/14	310	294,500
Qwest Corp., Unsecured Notes,
6.05%, 6/15/13(h)	75	71,625
Superior Essex Communications & Essex Group, Senior Notes,
9.00%, 4/15/12	425	433,500
Verizon Maryland, Inc., Debentures,
5.13%, 6/15/33	10	7,722
Windstream Corp., Senior Unsecured Notes,
8.63%, 8/01/16	105	104,738
		3,265,467
Tires & Rubber — 0.0%
Goodyear Tire & Rubber Co., Unsecured Notes,
8.63%, 12/01/11	125	126,250
Yankee — 1.7%
Banks — 0.4%
Anz National Bank International Ltd. (New Zealand), Unsecured Notes,
2.82%, 4/14/10(d)(f)(h)	1,645	1,631,649
Banco Central de la Republica Dominicana (Dominican Republic), Unsecured Notes,
9.04%, 1/23/18(d)	33	33,445
Banque Centrale de Tunisie (Tunisia), Senior Unsecured Notes,
7.38%, 4/25/12(d)	425	449,437
UBS AG (Switzerland), Senior Unsecured Notes,
5.75%, 4/25/18(d)	600	572,530
VTB Capital SA (Luxembourg), Unsecured Notes,
7.50%, 10/12/11(d)	110	112,165
		2,799,226
Electronics — 0.0%
NXP BV (Netherlands), Notes,
7.01%, 10/15/13(d)(h)	190	167,200
Energy & Utilities — 0.0%
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(d)	20	19,402
Finance — 0.0%
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes,
10.75%, 12/01/15(d)(f)	115	120,750
Government — 0.7%
AID-Israel (Israel), Unsecured Notes,
5.50%, 4/26/24-9/18/33(d)	185	199,204
Oriental Republic of Uruguay Bonds,
7.63%, 3/21/36(d)	165	168,960
Republic of Argentina, Unsecured Notes,
1.33%, 12/31/38(d)(h)	170	57,800
Republic of Brazil Bonds,
8.00%, 1/15/18(d)	340	377,570
8.25%, 1/20/34(d)	100	122,950
11.00%, 8/17/40(d)	705	932,362
Republic of El Salvador, Unsecured Notes,
7.65%, 6/15/35(d)(f)	55	56,925
Republic of Indonesia Bonds,
6.63%, 2/17/37(d)(f)	100	83,500
Republic of Panama, Debentures,
8.88%, 9/30/27(d)	95	119,225
Republic of Panama, Unsecured Notes,
7.13%, 1/29/26(d)	170	179,350
Republic of Peru Bonds,
6.55%, 3/14/37(d)	115	116,438
Republic of Philippines, Senior Unsecured Notes,
9.00%, 2/15/13(d)	370	406,075
Republic of Turkey, Unsecured Notes,
6.75%, 4/03/18(d)	730	678,900
Republic of Venezuela Bonds,
9.25%, 9/15/27(d)	280	262,780
Republic of Venezuela, Unsecured Notes,
8.50%, 10/08/14(d)	200	188,500
Ukraine Government, Unsecured Notes,
6.58%, 11/21/16(d)(f)	100	88,750
United Mexican States (Mexico), Senior Unsecured Notes,
8.30%, 8/15/31(d)	94	118,910
United Mexican States (Mexico), Unsecured Notes,
7.50%, 4/08/33(d)	185	213,212
6.05%, 1/11/40(d)	125	120,188
		4,491,599
Manufacturing — 0.1%
Ford Capital BV (Netherlands), Debentures,
9.50%, 6/01/10(d)	390	317,850
Metal & Mining — 0.0%
Ispat Inland ULC (Canada), Senior Secured Notes,
9.75%, 4/01/14(d)	10	10,688
Oil & Gas — 0.2%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
2.81%, 4/09/09(d)(h)	1,129	1,129,580
Gazprom Capital (Luxembourg), Unsecured Notes,
9.63%, 3/01/13(d)(f)	200	221,860
Opti, Inc. (Canada), Notes,
8.25%, 12/15/14(d)	175	174,125
		1,525,565
Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes,
6.55%, 10/01/10(d)(h)	285	131,100
7.25%, 10/01/12(d)	25	11,500

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	19

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Yankee (Continued)
Paper & Forest Products (Continued)
Norske Skog Canada Ltd. (Canada), Senior Unsecured Notes,
8.63%, 6/15/11(d)	$50		$42,500
			185,100
Telecommunications — 0.3%
America Movil SAB de CV (Mexico), Unsecured Notes,
6.38%, 3/01/35(d)	75		71,242
Rogers Wireless, Inc. (Canada), Senior Secured Notes,
7.50%, 3/15/15(d)	500		529,296
Shaw Communications, Inc. (Canada), Unsecured Notes,
7.20%, 12/15/11(d)	175		176,750
Telecom Italia Capital (Italy), Senior Unsecured Notes,
4.95%, 9/30/14(d)	475		434,745
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(d)	150		152,261
7.05%, 6/20/36(d)	150		153,938
Vimpelcom (Luxembourg), Notes,
8.25%, 5/23/16(d)	100		96,750
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(d)	125		130,621
			1,745,603
Total Corporate Bonds (Cost — $54,338,414) — 7.7%			52,755,458

Foreign Bonds
Germany — 0.1%
Bundesrepublic Deutschland (EUR)
4.00%, 1/04/37	425		578,649
4.25%, 7/04/39	250		354,729
Total Foreign Bonds (Cost — $921,065) — 0.1%			933,378

Taxable Municipal Bonds
Atlantic Marine Corp. Communities, Notes (Delaware)
5.34%, 12/01/49(f)	600		492,600
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1
6.19%, 4/01/49(f)	25		23,284
Total Taxable Municipal Bonds (Cost — $625,000) — 0.1%			515,884

	Shares
Exchange-Traded Funds
iShares MSCI Brazil Index Fund	23,000		2,060,570
iShares MSCI Mexico Investable Market Index Fund	25,000		1,423,500
iShares MSCI South Korea Index Fund	40,000		2,047,200
iShares Russell 2000 Value Index Fund	1,463		93,632
iShares Russell Midcap Growth Index Fund	1,700		179,996
iShares Silver Trust(a)	15,000		2,587,950
SPDR Gold Trust	42,000		3,838,800
Total Exchange-Traded Funds (Cost — $12,044,404) — 1.8%			12,231,648

	Par/Shares (000)
Short-Term Investments
BlackRock Liquidity Series, LLC Money Market Series,
2.70%(p)(q)(r)	$4,090		4,090,100
CBA (Delaware) Finance,
2.62%, 9/11/08(s)	14,000		13,922,668
Dexia Delaware LLC,
2.61%, 8/11/08(s)	14,000		13,957,124
Federal Home Loan Bank, Discount Notes,
2.10%, 8/08/08(s)	1,900		1,895,588
Galileo Money Market Fund, 2.32%(r)	39,138		39,138,455
Galleon Capital LLC,
2.86%, 8/01/08(s)	14,000		13,965,521
Total Short-Term Investments (Cost — $86,974,689) — 12.6%			86,969,456

	Contracts
Call Options Purchased
EURIBOR Future, expiring September 2008 at USD 95	39		8,443
Call Swaptions Purchased
Receive a fixed rate of 5.210% and pay a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker Goldman Sachs & Co.	300	(t)	155,935
Receive a fixed rate of 5.338% and pay a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	200	(t)	113,443
Receive a fixed rate of 5.345% and pay a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker Lehman Brothers	450	(t)	245,069
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	300	(t)	106,491
Receive a fixed rate of 5.390% and pay a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	330	(t)	195,127
Receive a fixed rate of 5.470% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America	560	(t)	346,623
Receive a fixed rate of 6.025% and pay a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers,	391	(t)	327,906
Total Call Options Purchased (Cost — $1,054,331) — 0.2%			1,499,037

20	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Put Options Purchased	Contracts		Value
Put Swaptions Purchased
Pay a fixed rate of 5.210% and receive a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker Goldman Sachs & Co.	300	(t)	$140,565
Pay a fixed rate of 5.338% and receive a floating rate based on 3-month USD LIBOR, expiring February 2011, Broker JPMorgan Chase	200	(t)	84,693
Pay a fixed rate of 5.345% and receive a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker Lehman Brothers	450	(t)	127,520
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker UBS Securities	300	(t)	90,215
Pay a fixed rate of 5.390% and receive a floating rate based on 3-month USD LIBOR, expiring March 2012, Broker Lehman Brothers	330	(t)	154,229
Pay a fixed rate of 5.470% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker Bank of America 5/08/12	560	(t)	251,318
Pay a fixed rate of 6.025% and receive a floating rate based on 3-month USD LIBOR, expiring June 2012, Broker Lehman Brothers	391	(t)	120,090

Total Put Options Purchased (Cost — $1,045,024) — 0.1%			968,630

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $726,288,677*) — 114.0%			784,169,551

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. Gold 15 Year,
5.50%, 7/01/23	$(2,100)		(2,106,552)
Federal National Mortgage Assoc. 15 Year,
4.50%, 7/01/23(l)	(2,900)		(2,803,952)
5.00%, 7/01/23-7/01/38(l)	(18,819)		(18,591,347)
5.50%, 7/01/23	(3,100)		(3,111,625)
Federal National Mortgage Assoc. 30 Year,
6.50%, 7/01/38(l)	(3,400)		(3,477,554)
Government National Mortgage Assoc. I 30 Year,
5.50%, 7/01/38	(500)		(497,031)
6.00%, 7/01/38(l)	(1,800)		(1,827,558)
6.50%, 7/01/38	(2,200)		(2,271,500)
Government National Mortgage Assoc. II 30 Year,
6.00%, 7/01/38	(100)		(101,344)
5.50%, 8/01/38(l)	(300)		(296,648)

Total TBA Sale Commitments (Proceeds — $34,917,238) — 114.0%			(35,085,111)

	Contracts
Call Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $117	(21)		(7,219)
Call Swaptions Written
Pay a fixed rate of 4.200% and receive a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(400	)(t)	(31,091)
Pay a fixed rate of 4.580% and receive a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker Bank of America	(150	)(t)	(33,724)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(350	)(t)	(127,065)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(570	)(t)	(209,867)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(500	)(t)	(234,408)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(260	)(t)	(153,039)
Pay a fixed rate of 5.460% and receive a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(170	)(t)	(101,660)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(140	)(t)	(85,408)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(50	)(t)	(35,157)

Total Call Options Written (Premiums received — $1,017,002) — (0.2)%			(1,018,638)

Put Options Written
U.S. Treasury Notes (10 Year), expiring August 2008 at $113	(21)		(18,703)
Put Swaptions Written
Receive a fixed rate of 3.100% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Citibank	(880	)(t)	(133,085)
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month USD LIBOR, expiring October 2008, Broker Deutsche Bank	(1800	)(t)	(228,358)
Receive a fixed rate of 4.580% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker Bank of America	(150	)(t)	(70,311)
Receive a fixed rate of 4.700% and pay a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker UBS Securities	(400	)(t)	(109,292)

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	21

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Put Options Written	Contracts		Value
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Goldman Sachs & Co.	(350	)(t)	$(189,554)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker Deutsche Bank	(570	)(t)	(278,317)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker Citibank	(500	)(t)	(269,589)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker UBS Securities	(260	)(t)	(101,326)
Receive a fixed rate of 5.460% and pay a floating rate based on 3-month USD LIBOR, expiring August 2008, Broker Chase Securities	(170	)(t)	(1,963)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Chase Securities	(140	)(t)	(33,343)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker Citibank	(50	)(t)	(10,907)

Total Put Options Written (Premiums received — $1,210,874) — (0.2)%			(1,444,748)

Total Options Written (Premiums received — $2,227,876) — (0.4)%			$(2,463,386)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written (Cost — $689,143,563) — 108.6%			746,621,054
Obligation to Return Securities Lending Collateral — (0.6)%			(4,090,100)
Liabilities in Excess of Other Assets — (8.0)%			(54,716,190)

Net Assets — 100.0%			$687,814,764

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$730,954,487

Gross unrealized appreciation	$85,423,591
Gross unrealized depreciation	(32,208,527)

Net unrealized appreciation	$53,215,064

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Portfolio held 0.1% of its net assets, with a current market value of $1,025,909 and an original cost of $562,489 in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.

(e)	Security is fair valued by the Board of Trustees.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(g)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(h)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(i)	The rate shown is the effective yield at the time of purchase.

(j)	Par is less than $500.

(k)	Security, or a portion thereof, with a market value of $964,995, has been pledged as collateral for swap and interest rate swap contracts.

(l)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(m)	All or a portion of security, with a market value of $2,263,029 has been pledged as collateral in connection with open financial futures contracts.

(n)	The rate shown is the effective yield as of report date.

(o)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(p)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
BlackRock Liquidity Series, LLC Money Market Series	$4,090,100	$34,607

(q)	Security purchased with the cash proceeds from securities loans.

(r)	Represents current yield as of report date.

(s)	Rate shown reflects the discount rate at the time of purchase.

(t)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased	Currency Amount	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	55,000	07/02/08	$(508)
CAD	96,000	07/03/08	(537)
JPY	214,207,163	07/11/08	(82,302)
AUD	1,578,000	07/23/08	57,343
CAD	2,462,000	07/23/08	(11,634)
CHF	1,522,500	07/23/08	(12,155)
EUR	7,553,300	07/23/08	70,048
GBP	524,000	07/23/08	19,046
HKD	4,902,500	07/23/08	(1,728)
JPY	470,267,653	07/23/08	(35,137)
NOK	3,157,000	07/23/08	1,166
PLN	1,302,000	07/23/08	8,864
SEK	4,290,100	07/23/08	(5,081)
SGD	437,000	07/23/08	(3,013)
ZAR	2,372,000	07/23/08	4,958

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $26,140,444)			$9,330

22	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold	Currency Amount	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	810,000	07/01/08	$(1)
EUR	92,000	07/02/08	317
GBP	49,000	07/02/08	175
JPY	920,000	07/02/08	32
CAD	759,000	07/23/08	5,347
CHF	853,000	07/23/08	(10,652)
DKK	403,500	07/23/08	(411)
EUR	4,500,241	07/23/08	(90,091)
GBP	2,271,500	07/23/08	(59,507)
HKD	1,202,000	07/23/08	180
JPY	663,290,486	07/23/08	157,583
NOK	11,459,000	07/23/08	36,583
ZAR	1,286,500	07/23/08	5,651

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $22,094,703)			$45,206

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
	U.S. Treasury
23	Notes (2 Year)	September 2008	$4,857,672	$1,883
	U.S. Treasury
80	Notes (10 Year)	September 2008	$9,113,750	38,205
26	Euro-Bund	September 2008	$4,529,273	(54,482)
31	Euro Dollar Futures	December 2008	$7,503,550	13,270
219	Euro Dollar Futures	March 2009	$52,932,300	39,368
51	Euro Dollar Futures	June 2009	$12,299,925	(57,530)
80	MSCI Taiwan Index	July 2008	$2,244,000	(150,890)
16	S&P/ASX 200 Index	September 2008	$1,994,008	(79,043)
12	S&P/TSE 60 Index	September 2008	$2,047,351	(85,991)

Total Net Unrealized Depreciation				$(335,210)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
	U.S. Treasury
319	Notes (5 Year)	September 2008	$35,266,945	$(208,423)
73	U.S. Treasury Bonds	September 2008	$8,438,344	(172,210)
109	Euro Dollar Futures	June 2010	$26,044,187	224,371

Total Net Unrealized Depreciation				$(156,262)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Yr Index and receive a fixed rate of 3.5708%
Broker, Goldman Sachs Expires, August 2008	USD	2,135,000	$(78,143)
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers Equity Swap Index and receive a floating rate based on 1-month USD LIBOR
Broker, Lehman Brothers Expires, February 2009	USD	19,838,300	(316,889)
Receive a fixed rate of 5.50% and pay a floating rate based on 3-month USD LIBOR
Broker, Bank of America Expires, July 2009	USD	7,500,000	316,931
Receive a fixed rate of 4.78% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	USD	8,400,000	269,119
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	2,600,000	29,181
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, July 2010	USD	6,300,000	(63,276)
Receive a fixed rate of 5.11% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2011	USD	9,100,000	348,630
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, January 2013	USD	4,100,000	(25,453)
Pay a fixed rate of 3.48% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	1,400,000	30,438

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	23

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	1,400,000	$31,874
Receive a fixed rate of 5.14% and pay a floating rate based on 6-month LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	1,100,000	(86,565)
Receive a fixed rate of 5.29% and pay a floating rate based on 6-month LIBOR rate
Broker, Deutsche Bank Expires, April 2013	GBP	1,100,000	(71,822)
Receive a fixed rate of 4.27% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, July 2013	USD	7,900,000	—
Pay a fixed rate of 4.96% and receive a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, March 2015	USD	5,000,000	(209,286)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, May 2015	USD	1,700,000	(6,848)
Receive a fixed rate of 6.55% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Citibank Expires, December 2015	NZD	2,400,000	(71,666)
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, February 2017	USD	6,700,000	446,714
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, July 2017	USD	1,000,000	(96,787)
Pay a fixed rate of 5.29% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, October 2017	USD	3,600,000	(196,036)
Pay a fixed rate of 5.01% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2017	USD	3,300,000	(104,231)
Pay a fixed rate of 5.12% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	USD	3,300,000	(160,910)
Pay a fixed rate of 5.14% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, April 2018	USD	3,200,000	8,964
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, May 2018	USD	2,900,000	(40,576)
Receive a fixed rate of 4.36% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, May 2018	USD	500,000	(11,576)
Pay a fixed rate of 4.55% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, June 2018	USD	2,300,000	19,616
Pay a fixed rate of 4.68% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, July 2018	USD	4,400,000	—

24	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 4.65% and receive a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2018	USD	700,000	$7,439
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	USD	1,130,000	86,797
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2027	USD	750,000	49,083

Total			$104,722

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2008	25

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace — 6.4%
The Boeing Co.	131,800	$8,661,896
General Dynamics Corp.	93,000	7,830,600

		16,492,496

Banks — 1.7%
JPMorgan Chase & Co.	124,728	4,279,418

Beverages & Bottling — 6.4%
Anheuser-Busch Cos., Inc.	192,315	11,946,608
The Coca-Cola Co.	87,735	4,560,465

		16,507,073

Computer & Office Equipment — 8.6%
Hewlett-Packard Co.	255,074	11,276,821
International Business Machines Corp.	92,371	10,948,735

		22,225,556

Computer Software & Services — 3.9%
Microsoft Corp.	367,277	10,103,790

Conglomerates — 5.8%(a)
Berkshire Hathaway, Inc. - Class B	3,687	14,792,244

Electronics — 1.0%(a)
Agilent Technologies, Inc.	29,749	1,057,280
Intel Corp.	70,215	1,508,218

		2,565,498

Finance — 7.5%
American Express Co.	271,045	10,210,265
Ameriprise Financial, Inc.	61,125	2,485,954
Western Union Co.	266,480	6,587,386

		19,283,605

Food & Agriculture — 0.8%
General Mills, Inc.	8,497	516,363
Kraft Foods, Inc. - Class A	53,285	1,515,958

		2,032,321

Insurance — 1.0%
American International Group, Inc.	94,900	2,511,054

Machinery & Heavy Equipment — 3.6%
Caterpillar, Inc.	124,256	9,172,578

Manufacturing — 3.3%
General Electric Co.	317,848	8,483,363

Medical & Medical Services — 1.7%(a)
Millipore Corp.	64,313	4,364,280

Medical Instruments & Supplies — 4.2%
Johnson & Johnson	120,414	7,747,437
Medtronic, Inc.	60,000	3,105,000

		10,852,437

Oil & Gas — 17.7%
BP Plc - ADR	116,846	8,128,976
Exxon Mobil Corp.	188,062	16,573,904
Schlumberger Ltd.	172,339	18,514,379
Transocean, Inc.	14,795	2,254,610

		45,471,869

Pharmaceuticals — 8.8%
AstraZeneca Plc	76,000	3,232,280
Merck & Co., Inc.	83,999	3,165,922
Novartis AG - ADR	161,364	8,881,475
Pfizer, Inc.	80,583	1,407,785
Wyeth	125,465	6,017,301

		22,704,763

Retail Merchandising — 7.9%
Target Corp.	248,429	11,549,464
Wal-Mart Stores, Inc.	154,700	8,694,140

		20,243,604

Soaps & Cosmetics — 5.8%
The Procter & Gamble Co.	246,400	14,983,584

Telecommunications — 0.7%
Vodafone Group Plc - ADR	64,452	1,898,756

Tobacco — 2.1%
Altria Group, Inc.	77,000	1,583,120
Philip Morris International, Inc.	77,000	3,803,030

		5,386,150

Total Common Stocks (Cost – $55,855,695) — 98.9%		254,354,439

Short-Term Investment
Galileo Money Market Fund, 2.32%(b)
(Cost – $2,663,035) — 1.0%	2,663,035	2,663,035

Total Investments (Cost – $58,518,730*) — 99.9%		257,017,474
Other Assets in Excess of Liabilities — 0.1%		190,695

Net Assets — 100.0%		$257,208,169

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$54,201,114

Gross unrealized appreciation	$207,327,024
Gross unrealized depreciation	(4,510,664)

Net unrealized appreciation	$202,816,360

Portfolio Abbreviations

To simplify the listings of Portfolio’s holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.	ADR	American Depository Receipt

BLACKROCK EXCHANGE PORTFOLIO	JUNE 30, 2008	1

Schedule of Investments (concluded)

(a)	Non-income producing security.

(b)	Represents current yield as of report date.

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

2	BLACKROCK EXCHANGE PORTFOLIO	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations
Federal Home Loan Bank Variable Rate Notes — 1.9%(a)
2.62%, 3/20/09	$8,535	$8,540,715
2.40%, 8/13/09	9,050	9,050,000
2.38%, 8/14/09	13,255	13,253,514
		30,844,229
Federal Home Loan Mortgage Corp. Discount Note — 0.2%(b)
2.50%, 8/18/08	3,755	3,742,483
Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.4%(a)
2.67%, 9/25/09	24,015	24,006,274
2.41%, 9/28/09	14,820	14,815,431
		38,821,705
Federal National Mortgage Assoc. Discount Notes — 2.2%(b)
2.50%, 8/06/08	4,140	4,129,650
2.50%, 8/20/08	3,465	3,452,993
2.51%, 8/20/08	15,000	14,947,708
2.49%, 9/08/08	7,415	7,379,612
2.49%, 9/10/08	4,555	4,532,631
		34,442,594
Total Agency Obligations (Cost — $107,851,011) — 6.7%		107,851,011
Certificates of Deposit
Domestic — 0.6%
American Express Centurion Bank,
2.81%, 9/24/08	10,000	10,000,000
Yankee — 26.6%(c)
Banco Bilbao Vizcaya Argentaria S.A., New York,
3.00%, 10/24/08	16,260	16,260,000
3.19%, 12/24/08	10,000	10,000,000
Bank of Scotland Plc, New York,
4.39%, 7/07/08	5,000	5,000,000
3.07%, 7/31/08	11,000	11,000,000
2.68%, 10/02/08	4,000	4,000,000
Barclays Bank Plc, New York,
2.81%, 7/16/08	2,000	2,000,000
2.95%, 7/24/08	25,000	25,000,000
2.63%, 8/27/08	3,000	3,000,000
BNP Paribas, New York,
2.91%, 8/19/08	20,000	20,000,000
2.63%, 10/02/08	12,375	12,375,000
2.74%, 10/16/08	24,187	24,187,000
2.95%, 10/28/08	10,000	10,000,000
2.85%, 12/08/08	12,000	12,000,000
Dexia Bank, New York,
2.65%, 9/08/08	5,000	5,000,048
DNB NOR Bank ASA, New York,
2.85%, 12/05/08	10,000	10,000,000
3.10%, 12/23/08	10,000	10,000,000
Natixis, New York,
5.42%, 7/10/08	5,170	5,170,479
2.77%, 8/08/08	3,651	3,651,000
Nordea Bank Finland Plc, New York,
2.65%, 10/15/08	4,335	4,335,000
4.82%, 10/17/08	18,675	18,675,535
Rabobank Nederland N.V., New York,
2.67%, 9/12/08	5,000	5,000,000
San Paolo IMI SpA, New York,
2.77%, 7/03/08	12,000	12,000,000
3.01%, 7/21/08	20,500	20,500,113
3.15%, 12/12/08	25,000	25,000,000
Societe Generale, New York,
3.00%, 7/08/08	18,000	18,000,000
2.90%, 7/14/08	5,000	5,000,000
2.99%, 7/24/08	29,410	29,410,000
2.92%, 11/14/08	17,000	17,000,316
2.92%, 12/05/08	10,000	10,000,000
Svenska Handelsbanken, New York,
2.61%, 10/01/08	10,825	10,825,000
Toronto Dominion Bank, New York,
2.74%, 9/19/08	15,000	15,000,000
2.83%, 12/05/08	4,200	4,200,000
3.00%, 12/16/08	2,150	2,150,000
3.11%, 12/30/08	28,000	28,000,000
Westpac Banking Corp., New York,
2.74%, 9/16/08	10,000	10,000,000
		423,739,491
Total Certificates of Deposit (Cost — $433,739,491) — 27.2%		433,739,491

Portfolios Abbreviations

To simplify the listings of Portfolios’ holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.	AAC	Aid Anticipation Certificate	ISD	Independent School District
	AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
	AMT	Alternative Minimum Tax (subject to)	MB	Municipal Bond
	BAN	Bond Anticipation Note	MBIA	Municipal Bond Insurance Association
	COP	Certificate of Participation	MERLOTS	Municipal Exempt Receipt-Liquidity Optional Tender
	DN	Demand Note	PCRB	Pollution Control Revenue Bond
	FGIC	Financial Guaranty Insurance Co.	PUTTERS	Putable Tax-Exempt Receipt
	FSA	Financial Security Assurance	RAN	Revenue Anticipation Note
	GAN	Grant Anticipation Note	RB	Revenue Bond
	GO	General Obligation	ROC	Reset Option Certificate
	HFA	Housing Finance Authority	SBPA	Stand-by Bond Purchase Agreement
	IDA	Industrial Development Authority	TAN	Tax Anticipation Note
	IDRB	Industrial Development Revenue Bond	TECP	Tax-Exampt Commercial Paper
			TRAN	Tax & Revenue Anticipation Note

JUNE 30, 2008	1

Schedule of Investments (continued)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Asset Backed Securities — 36.8%(b)
Apreco LLC,
2.71%, 9/08/08	$17,752	$17,659,793
2.86%, 9/19/08	25,000	24,841,111
Atlantis One Funding Corp.,
2.57%, 7/07/08	13,000	12,994,432
2.65%, 8/01/08	15,400	15,364,858
2.67%, 9/04/08	2,914	2,899,952
2.80%, 9/12/08	10,000	9,943,222
Cafco LLC,
2.92%, 7/07/08	20,000	19,990,267
2.68%, 9/04/08	5,000	4,975,806
Cancara Asset Securitisation LLC,
2.80%, 7/14/08	5,000	4,994,945
Clipper Receivables Co. LLC,
3.00%, 7/14/08	10,000	9,989,167
2.80%, 8/04/08	10,579	10,551,024
3.00%, 9/10/08	10,000	9,940,833
Curzon Funding LLC,
2.80%, 7/07/08	20,000	19,990,667
Dakota Notes Program,
2.85%, 8/25/08	15,000	14,934,688
2.88%, 9/12/08	5,415	5,383,376
Ebbets Funding LLC,
3.15%, 7/01/08	13,199	13,199,000
Elysian Funding LLC,
2.70%, 7/16/08	10,000	9,988,750
2.90%, 8/04/08	11,000	10,969,872
Erasmus Capital Corp.,
2.70%, 8/04/08	25,000	24,936,250
Galleon Capital LLC,
2.75%, 7/14/08	10,000	9,990,069
Govco LLC,
2.89%, 7/21/08	20,000	19,967,889
Liberty Street Funding LLC,
2.70%, 9/08/08	17,332	17,242,307
Long Lane Master Trust IV,
2.62%, 8/14/08	3,630	3,618,376
2.58%, 8/20/08	18,000	17,935,500
Mont Blanc Capital Corp.,
2.72%, 9/03/08	10,000	9,951,644
Nieuw Amsterdam Receivables Corp.,
2.90%, 9/24/08	48,412	48,080,512
Palisades Commercial Paper Program,
2.95%, 8/05/08	7,350	7,328,920
Picaros Funding LLC,
2.97%, 7/24/08	29,500	29,444,024
Regency Markets No. 1 LLC,
2.82%, 7/15/08	3,000	2,996,710
Salisbury Receivables Co. LLC,
2.70%, 8/13/08	2,000	1,993,550
Solitaire Funding LLC,
2.85%, 8/07/08	18,000	17,947,275
2.83%, 8/20/08	10,000	9,960,694
Surrey Funding Corp.,
2.98%, 7/28/08	20,000	19,955,300
Tempo Finance Corp.,
2.67%, 8/27/08	30,000	29,873,175
2.86%, 9/15/08	25,000	24,849,056
Thames Asset Global Securitization No. 1, Inc.,
2.72%, 7/15/08	3,000	2,996,827
2.89%, 7/17/08	5,000	4,993,578
Tulip Funding Corp.,
2.65%, 7/24/08	10,000	9,983,069
Versailles Commercial Paper LLC,
2.87%, 7/15/08	10,000	9,988,839
3.02%, 8/06/08	10,000	9,969,800
3.10%, 9/02/08	7,000	6,962,025
3.10%, 9/05/08	5,000	4,971,583
Victory Receivables Corp.,
2.65%, 7/07/08	500	499,779
2.65%, 8/01/08	23,287	23,233,860
		588,282,374
Banks — 9.8%(b)
Bank of America Corp.,
3.80%, 7/11/08	11,275	11,263,099
2.83%, 8/19/08	9,095	9,059,979
Citigroup Funding, Inc.,
2.79%, 8/28/08	5,000	4,977,525
2.94%, 10/02/08	10,000	9,924,050
Danske Corp.,
2.63%, 7/07/08	5,000	4,997,808
2.76%, 9/18/08	10,000	9,939,433
2.78%, 9/19/08	10,000	9,938,222
DNB NOR Bank ASA,
3.02%, 10/20/08	20,000	19,813,767
2.97%, 10/27/08	25,000	24,757,035
JPMorgan Chase & Co.,
2.86%, 7/07/08	21,500	21,489,752
Raiffeisen Zentralbank Osterreich AG,
2.75%, 8/05/08	10,000	9,973,264
2.92%, 9/17/08	5,000	4,968,367
San Paolo IMI U.S. Financial Co.,
2.69%, 8/08/08	15,000	14,957,408
		156,059,709
Finance Services — 3.8%(b)
General Electric Capital Corp.,
3.83%, 7/10/08	9,500	9,490,904
KBC Financial Products International Ltd.,
2.77%, 9/15/08	10,000	9,941,522
2.72%, 10/14/08	18,000	17,857,200
2.87%, 10/22/08	23,000	22,793,163
		60,082,789
Total Commercial Paper (Cost — $804,424,872) — 50.4%		804,424,872
Master Notes
Security Brokers & Dealers — 1.9%
Bank of America Securities LLC,
2.58%, 7/01/08(d)
(Cost — $30,250,000) — 1.9%	30,250	30,250,000
Variable Rate Obligations
Banks — 6.6%
Bank of Montreal, Chicago,
2.83%, 11/10/08(a)	15,885	15,885,000
2.95%, 5/29/09(a)(e)	14,550	14,550,000
Deutsche Bank AG, New York,
3.01%, 1/21/09(a)	12,265	12,265,000
HSBC (USA), Inc.,
3.22%, 5/15/09(a)	2,580	2,580,000

2	JUNE 30, 2008

Schedule of Investments (concluded)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Variable Rate Obligations
Banks (Continued)
ING USA Global Funding Trust VI,
3.14%, 7/17/09(a)	$4,070	$4,070,000
Park Street Properties I LLC Series 2004 DN (U.S. Bank N.A. LOC),
2.58%, 7/07/08(d)	445	445,000
Park Village (Bank One N.A. LOC),
2.58%, 7/07/08(d)	6,495	6,495,000
Royal Bank of Scotland Plc,
2.96%, 9/26/08(a)(e)	15,000	15,000,000
Wachovia Bank, N.A.,
2.91%, 5/01/09(a)	9,300	9,300,000
Westpac Banking Corp., New York,
2.75%, 10/10/08(a)	24,250	24,250,000
		104,840,000
Life Insurance — 3.8%
Transamerica Occidental Life Insurance Co.,
2.98%, 7/02/09(a)	60,000	60,000,000
Municipal Bonds — 1.3%
Savannah College Georgia RB (Art & Design Project) Series 2004 DN (Bank of America N.A. LOC),
2.50%, 7/07/08(d)	6,500	6,500,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 DN (Bank One N.A. LOC),
2.98%, 7/07/08(d)	14,800	14,800,000
		21,300,000
Total Variable Rate Obligations (Cost — $186,140,000) — 11.7%		186,140,000
Promissory Note
Security Brokers & Dealers — 2.2%
The Goldman Sachs Group, Inc.,
2.53%, 8/22/08(a)(e)(f)
(Cost — $34,850,000) — 2.2%	34,850	34,850,000
Total Investments (Cost — $1,597,255,374*) — 100.1%		1,597,255,374
Liabilities in Excess of Other Assets — (0.1)%		(879,357)
Net Assets — 100.0%		$1,596,376,017

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and the date shown is the final maturity date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(f)	Illiquid security.

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	3

Schedule of Investments June 30, 2008 (Unaudited)	U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Credit Suisse Securities (USA) LLC,
1.83%, 7/01/08	$25,000	$25,000,000
(Agreement dated 6/25/08 to be repurchased at $25,007,625, collateralized by $22,130,000 U.S. Treasury Inflation Indexed Securities 2.375% due 4/15/11. The value of the collateral is $25,501,475.)
Deutsche Bank Securities Inc.,
1.75%, 7/01/08	100,000	100,000,000
(Agreement dated 6/30/08 to be repurchased at $100,004,861, collateralized by $210,669,200 U.S. Treasury Strip Principals due from 8/15/22 to 8/15/26. The value of the collateral is $102,000,017.)
Goldman Sachs & Co.,
1.70%, 7/02/08	25,000	25,000,000
(Agreement dated 6/25/08 to be repurchased at $25,008,264, collateralized by $18,006,400 U.S. Treasury Bonds 8.75% due 5/15/20. The value of the collateral is $25,500,078.)
Greenwich Capital Markets, Inc.,
1.85%, 7/01/08	100,000	100,000,000
(Agreement dated 6/30/08 to be repurchased at $100,005,139, collateralized by $68,550,000 U.S. Treasury Bonds 11.25% due 2/15/15. The value of the collateral is $102,006,031.)
Greenwich Capital Markets, Inc.,
1.40%, 7/25/08	25,000	25,000,000
(Agreement dated 3/18/08 to be repurchased at $25,125,417, collateralized by $17,140,000 U.S. Treasury Bonds 11.25% due 2/15/15. The value of the collateral is $25,505,228.)
HSBC Securities (USA) Inc.,
1.75%, 7/01/08	100,000	100,000,000
(Agreement dated 6/30/08 to be repurchased at $100,004,861, collateralized by $301,673,943 U.S. Treasury Strips due from 2/15/20 to 11/15/36. The value of the collateral is $102,000,064.)
JPMorgan Securities Inc.,
1.75%, 7/01/08	100,000	100,000,000

(Agreement dated 6/30/08 to be repurchased at $100,004,861, collateralized by $254,606,000 U.S. Treasury Strip Principals 6.125% due from 2/15/27 to 11/15/27. The value of the collateral is $102,000,825.)

Morgan Stanley & Co., Inc.,
1.70%, 7/01/08	56,232	56,232,000
(Agreement dated 6/30/08 to be repurchased at $56,234,655, collateralized by $202,017,000 U.S. Treasury Strip Principals due 2/15/36. The value of the collateral is $57,356,667.)
UBS Securities LLC,
1.92%, 7/02/08	50,000	50,000,000

(Agreement dated 6/06/08 to be repurchased at $50,069,333, collateralized by $49,998,500 U.S. Treasury Bonds and Notes 2.875% to 8.75% due from 6/30/10 to 5/15/17. The value of the collateral is $51,004,198.)

Total Repurchase Agreements (Cost $581,232,000*) — 100.1%		581,232,000
Liabilities in Excess of Other Assets — (0.1)%		(758,020)
Net Assets — 100.0%		$580,473,980

*	Aggregate cost for federal income tax purposes.

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

4	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.1%
Alabama HFA Single Family Mortgage RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty),
1.86%, 7/07/08(a)	$345	$345,000
Alexander Industrial Board IDRB (Precision Millwork Project) Series 2000 AMT DN (Wachovia Bank N.A. LOC),
1.57%, 7/07/08(a)	865	865,000
Geneva County Health Care Authority RB Series 2001 DN (Wachovia Bank N.A. LOC),
1.57%, 7/07/08(a)	2,833	2,833,000
		4,043,000
Arizona — 0.9%
Scottsdale IDA RB (Scottsdale Health Care Project) Series 2006C DN (FSA Insurance, Citibank N.A. Liquidity Facility),
1.52%, 7/07/08(a)	3,200	3,200,000
Arkansas — 0.6%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 DN (Bank of America N.A. LOC),
1.65%, 7/07/08(a)	1,965	1,965,000
Colorado — 4.7%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 DN (Bank of America N.A. LOC),
2.23%, 7/01/08(a)	12,450	12,450,000
Colorado HFA Single Family Mortgage RB Series 2003B-3 AMT DN (JPMorgan Chase Bank SBPA),
1.72%, 7/07/08(a)	1,600	1,600,000
Colorado HFA Single Family Mortgage RB Series 2008A-3 AMT DN (Dexia Credit Local SBPA),
1.72%, 7/07/08(a)	1,000	1,000,000
Southglenn Metropolitan District RB Series 2007 DN (BNP Paribas LOC),
1.60%, 7/07/08(a)	1,500	1,500,000
		16,550,000
Delaware — 0.5%
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC),
1.55%, 7/07/08(a)	1,935	1,935,000
Florida — 15.2%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1020 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
1.63%, 7/07/08(a)(b)	3,600	3,600,000
Brevard County Health Facilities Authority RB (Health First, Inc. Project) Series 2003 DN (SunTrust Bank LOC),
1.50%, 7/01/08(a)	2,000	2,000,000
Florida Housing Finance Corp. Multi-Family Mortgage RB Series 2006 ROC-RR-II-R-600CE AMT DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility),
1.67%, 7/07/08(a)(b)	1,000	1,000,000

Florida Housing Finance Corp. RB Series 2007 ROC-RR-II-R-11209 AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. Insurance),

1.63%, 7/07/08(a)(b)	3,200	3,200,000
Gainesville Utilities System RB Series 2008B DN (Bank of New York SBPA),
1.45%, 7/07/08(a)	2,300	2,300,000
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty),
2.73%, 7/07/08(a)	3,000	3,000,000

Gulfstream Park Community Development District Special Assessment RB Municipal Trust Receipts Floaters Series 2008-2G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility),

1.58%, 7/07/08(a)(b)	5,055	5,055,000
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2007A-2 DN,
1.55%, 7/07/08(a)	2,300	2,300,000
Jacksonville Electric Authority RB (Electric Systems Project) Series 2001B DN (Bank of America N.A. SBPA),
1.70%, 7/07/08(a)	3,000	3,000,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC),
2.10%, 7/01/08(a)	4,950	4,950,000
Jacksonville Transportation RB Series 2008A DN (JPMorgan Chase Bank SBPA),
1.40%, 7/07/08(a)	2,000	2,000,000
JEA Water & Sewer Systems RB Series 2008B-1 DN (State Street Bank & Trust Co. SBPA),
1.54%, 7/07/08(a)	5,100	5,100,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC),
1.76%, 7/07/08(a)	1,125	1,125,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 DN (Commerce Bank N.A. LOC),
1.50%, 7/07/08(a)	1,000	1,000,000
Pasco County School Board COP Series 2008C DN (Bank of America N.A. LOC),
1.55%, 7/07/08(a)	5,000	5,000,000
Sunrise Utility System RB Series 2008-518 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility),
1.58%, 7/07/08(a)(b)	1,400	1,400,000
Sunshine State Government Financial Commission GO Series 2008F TECP,
1.85%, 8/14/08	5,000	5,000,000
Wauchula IDRB (Hardee County Center Project) Series 1993 DN (JPMorgan Chase Bank LOC),
1.56%, 7/07/08(a)	2,275	2,275,000
		53,305,000

JUNE 30, 2008	5

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois — 4.9%
Harvard Multi-Family Housing RB (Northfield Court Project) Series 1999 AMT DN (Fifth Third Bank N.A. LOC),
1.65%, 7/07/08(a)	$7,350	$7,350,000
Illinois Development Finance Authority PCRB (Amoco Oil Co. Project) Series 1994 DN,
2.05%, 7/01/08(a)	700	700,000
Illinois Housing Development Authority RB Series 2007H-2 AMT MB,
3.48%, 10/01/08(a)	520	520,000
Quad Cities Regional Economic Development Authority RB (Whitey’s Ice Cream Manufacturing Project) Series 1995 AMT DN (Bank One N.A. LOC),
3.05%, 7/07/08(a)	325	325,000
Rockford County RB (Fairhaven Christian Center Project) Series 2000 DN (JPMorgan Chase Bank LOC),
2.30%, 7/07/08(a)	1,100	1,100,000
Rockford County RB (Wesley Willows Obligation Project) Series 2007 DN (M & I Marshall & Ilsley LOC),
1.98%, 7/01/08(a)(b)	6,800	6,800,000
Roselle Village IDRB (Abrasive-Form, Inc. Project) Series 1995 AMT DN (Lasalle Bank N.A. LOC),
1.75%, 7/07/08(a)(c)	500	500,000
		17,295,000
Indiana — 2.5%
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Royal Bank of Scotland LOC),
1.60%, 7/07/08(a)	3,305	3,305,000
Hendricks County Industrial Redevelopment Commission Tax Increment RB (Heartland Crossing Project) Series 2000A DN (Huntington National Bank LOC),
2.00%, 7/07/08(a)	2,600	2,600,000
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC),
3.00%, 5/28/09	3,000	3,031,347
		8,936,347
Iowa — 0.3%
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC),
1.64%, 7/07/08(a)	1,000	1,000,000
Kentucky — 0.4%
Newport Industrial Building RB (Newport Holdings Project) Series 2001A AMT DN (Huntington National Bank LOC),
1.87%, 7/07/08(a)	1,525	1,525,000
Louisiana — 0.6%
Lake Charles Harbor & Terminal District RB (Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. GIC),
2.25%, 3/15/09	2,000	2,000,000
Maine — 0.3%
Maine School Administrative District No. 051 GO Series 2007 BAN,
3.75%, 12/30/08	1,000	1,003,130
Maryland — 3.6%
Baltimore County RB (Odyssey School Facility Project) Series 2001 DN (M&T Bank Corp. LOC),
1.16%, 7/07/08(a)	2,175	2,175,000
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC),
1.16%, 7/07/08(a)	1,160	1,160,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2003C AMT DN (State Street Bank & Trust Co. SBPA),
1.58%, 7/07/08(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B DN (M&T Bank Corp. LOC),
1.16%, 7/07/08(a)	1,275	1,275,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2001 DN (M&T Bank Corp. LOC),
1.21%, 7/07/08(a)	2,035	2,035,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 DN (M&T Bank Corp. LOC),
1.16%, 7/07/08(a)	1,800	1,800,000
		12,645,000
Massachusetts — 5.0%
Massachusetts GO MERLOTS Trust Receipts Series 2002A-9 DN (FSA Insurance, Wachovia Bank N.A. SBPA),
1.76%, 7/07/08(a)(b)	1,480	1,480,000
Massachusetts Water Resources Authority RB Series 2008B DN (GO of Authority Insurance, Bank of America N.A. SBPA),
1.45%, 7/07/08(a)	16,000	16,000,000
		17,480,000
Michigan — 12.0%
Detroit Economic Development Corp. RB (E.H. Assoc. Ltd. Project) Series 2002 DN (First Federal Bank of Northern Michigan LOC),
1.64%, 7/07/08(a)	2,490	2,490,000
Detroit Water Supply System RB Series 2008 ROC-RR-II-R-11448 DN (BHAC Insurance, Citibank N.A. Liquidity Facility),
1.59%, 7/07/08(a)(b)	5,000	5,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-1 DN,
1.35%, 7/07/08(a)	900	900,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-3 DN,
1.35%, 7/07/08(a)	1,600	1,600,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-7 DN,
1.35%, 7/07/08(a)	8,000	8,000,000
Michigan Hospital Finance Authority RB (Trinity Health Credit Group Project) Series 2005F DN (Bank of America N.A. SBPA),
2.10%, 7/01/08(a)	1,100	1,100,000

6	JUNE 30, 2008

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (Continued)
Michigan Housing Development Authority Ltd. Obligation RB (Woodland Meadows Apartments Project) Series 1993 AMT DN (JPMorgan Chase Bank LOC),
2.18%, 7/07/08(a)	$2,000	$2,000,000
Michigan Housing Development Authority Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT DN (Citibank N.A. LOC),
1.66%, 7/07/08(a)	300	300,000
Michigan Municipal Bond Authority GO Series 2007B-2 RAN (Scotiabank LOC),
4.50%, 8/20/08	2,400	2,402,590
Michigan Strategic Fund Ltd. Obligation RB (Apollo Plating, Inc. Project) Series 2007 AMT DN (Fifth Third Bank N.A. LOC),
1.70%, 7/07/08(a)	1,680	1,680,000
Michigan Strategic Fund Ltd. Obligation RB (Continental Carbonic Products, Inc. Project) Series 2007 AMT DN (JPMorgan Chase Bank LOC),
1.85%, 7/03/08(a)	2,880	2,880,000
Michigan Strategic Fund Ltd. Obligation RB (Horizons of Michigan Project) Series 2001 DN (Huntington National Bank LOC),
1.80%, 7/07/08(a)	1,255	1,255,000
Michigan Strategic Fund Ltd. Obligation RB (Surefil Properties LLC Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.10%, 7/07/08(a)	4,300	4,300,000
University of Michigan RB (Hospital Project) Series 1998A-2 DN,
2.05%, 7/01/08(a)	500	500,000
University of Michigan RB (Hospital Project) Series 2005A DN,
2.05%, 7/07/08(a)	4,500	4,500,000
University of Michigan RB Series 2005B DN,
1.45%, 7/07/08(a)	3,200	3,200,000
		42,107,590
Minnesota — 0.9%
Minnesota School District Tax & Aid Anticipation Borrowing Program COP Series 2007 AAC,
4.50%, 8/28/08	3,000	3,003,941
Missouri — 2.1%
Missouri Health & Educational Facilities Authority RB (SSM Health Care Project) Series 2005A-2 DN (FSA Insurance, Dexia Credit Local SBPA),
1.52%, 7/02/08(a)	3,000	3,000,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT DN (U.S. Bank N.A. LOC),
1.66%, 7/07/08(a)	4,500	4,500,000
		7,500,000
Nevada — 0.9%
Clark County Airport System Junior Subordinate Lien GO Series 2008 AMT RAN,
3.00%, 7/01/09	3,000	3,031,015
New York — 8.6%
Livonia Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 6/25/09	215	215,640
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC),
1.44%, 7/07/08(a)	1,400	1,400,000
New York City GO Series 2006I-3 DN (Bank of America N.A. LOC),
2.10%, 7/01/08(a)	2,100	2,100,000
New York City GO Series 2008J-3 DN (Allied Irish Bank Plc LOC),
1.60%, 7/01/08(a)	2,500	2,500,000
New York City Municipal Water Finance Authority TECP,
1.80%, 7/07/08	4,000	4,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 DN (State Street Bank & Trust Co. & CALSTERS SBPA),
2.00%, 7/01/08(a)	400	400,000
New York City Transitional Finance Authority RB Series 2002-2A DN (Dexia Credit Local Liquidity Facility),
1.60%, 7/01/08(a)	1,400	1,400,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility),
1.35%, 7/07/08(a)	2,175	2,175,000
New York Dormitory Authority RB (Royal Charter Properties-East, Inc. Project) Series 2006 DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility),
1.40%, 7/07/08(a)	11,800	11,800,000
New York Housing Finance Agency RB (Worth Street Housing Project) Series 2002 AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility),
1.55%, 7/07/08(a)	1,100	1,100,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC),
1.21%, 7/07/08(a)	1,065	1,065,000
South Colonie Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	520	524,541
South Glens Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	315	317,660
South Glens Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance),
2.75%, 6/19/09	350	352,887
Thousand Islands Central School District GO Series 2008 BAN,
3.00%, 6/30/09	640	644,678
Williamsville Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/25/09	275	276,747
		30,272,153
North Carolina — 6.8%
Charlotte Water & Sewer System RB Munitops Trust Certificates Series 2007-10 DN (Bank of America N.A. SBPA),
1.60%, 7/07/08(a)(b)	4,000	4,000,000

JUNE 30, 2008	7

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (Continued)
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2006-1388 DN (Morgan Stanley Group Liquidity Facility),
1.60%, 7/07/08(a)(b)	$300	$300,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC),
1.61%, 7/07/08(a)	1,550	1,550,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
1.61%, 7/07/08(a)	3,160	3,160,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B DN,
1.45%, 7/07/08(a)	3,000	3,000,000
North Carolina GO Series 2003A-23 MB (Wachovia Bank N.A. SBPA),
2.00%, 2/09/09(b)	300	300,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 DN (Citigroup Financial Products Liquidity Facility),
1.62%, 7/07/08(a)(b)	4,300	4,300,000
North Carolina State University Raleigh RB Series 2003B DN (Bayerische Landesbank Girozentrale LOC),
1.45%, 7/07/08(a)	6,000	6,000,000
University of North Carolina at Chapel Hill RB Munitops Trust Certificates Series 2005-52 DN (Bank of America N.A. SBPA),
1.60%, 7/07/08(a)(b)	1,400	1,400,000

		24,010,000

Ohio — 2.0%
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2007 BAN,
3.78%, 8/14/08	265	265,000
Butler Hospital Facilities RB (Ucpha, Inc. Project) Series 2004 DN (Huntington Capital LOC),
1.95%, 7/07/08(a)	1,400	1,400,000
Franklin County Health Care Facilities RB (Worthington Christian Project) Series 2007 DN (Huntington National Bank LOC),
2.00%, 7/07/08(a)	1,620	1,620,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC),
1.64%, 7/07/08(a)	1,185	1,185,000
Tallmadge GO Series 2008 BAN,
2.50%, 6/04/09	1,300	1,305,782
Wapakoneta School District GO (School Improvement Project) Series 2008 BAN,
2.50%, 5/27/09	1,200	1,205,103

		6,980,885

Oklahoma — 0.3%
Oklahoma Development Finance Authority GO (ConocoPhillips Co. Project) Series 2003 AMT DN,
1.58%, 7/07/08(a)	1,000	1,000,000

Pennsylvania — 3.0%
Butler County IDRB (Concordia Lutheran Project) Series 2000C DN (Bank of America N.A. LOC),
1.55%, 7/07/08(a)	2,000	2,000,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A DN,
1.80%, 7/07/08(a)	2,500	2,500,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A DN (Wachovia Bank N.A. LOC),
2.10%, 7/01/08(a)	1,200	1,200,000
Pennsylvania Economic Development Financing Authority RB UBS Municipal Certificates Floaters Series 2007-07-15 DN (Landebank Hessen-Thruingen Girozentrale Liquidity Facility),
1.61%, 7/07/08(a)(b)	2,975	2,975,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-92B AMT DN (Landesbank Hessen-Thueringen Girozentrale SBPA),
2.05%, 7/07/08(a)	400	400,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC),
1.53%, 7/07/08(a)	965	965,000
Upper Merion General Authority Lease RB Series 2003 DN (Commerce Bank N.A. LOC),
1.53%, 7/07/08(a)	500	500,000

		10,540,000

South Carolina — 0.4%
Greenwood County Exempt Facility IDRB (FUJIFILM Photo Project) Series 2004 AMT DN (FUJIFILM Corp. Guaranty),
1.71%, 7/07/08(a)	1,500	1,500,000

Tennessee — 2.5%
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase & Co. Liquidity Facility),
1.60%, 7/07/08(a)(b)	5,425	5,425,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility),
1.60%, 7/07/08(a)(b)	1,755	1,755,000
Tennergy Corp. Gas RB PUTTERS Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility),
1.60%, 7/07/08(a)(b)	1,755	1,755,000

		8,935,000

Texas — 10.2%
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, Bank of America N.A. SBPA),
1.59%, 7/07/08(a)(b)	3,000	3,000,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB,
5.00%, 8/01/08	400	404,774
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF Guaranty, Bank of America N.A. SBPA),
3.75%, 6/15/09	3,000	3,000,000

8	JUNE 30, 2008

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (Continued)
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 DN (Branch Banking & Trust Co. Liquidity Facility),
1.57%, 7/07/08(a)(b)	$1,375	$1,375,000
Hutto ISD GO Series 2007-1001 DN (PSF Guaranty, Bank of New York SBPA),
1.61%, 7/07/08(a)(b)	1,000	1,000,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA),
1.76%, 7/07/08(a)(b)	3,385	3,385,000
North Texas Tollway Authority GO Series 2007 BAN,
4.13%, 11/19/08	4,200	4,201,065
Red River Education Finance RB (Texas Christian University Project) Series 2000 DN,
1.60%, 7/07/08(a)	1,300	1,300,000
Texas GO Series 2007 TRAN,
4.50%, 8/28/08	15,000	15,018,735
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility),
1.62%, 7/07/08(a)(b)	2,100	2,100,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility),
1.62%, 7/07/08(a)(b)	1,100	1,100,000

		35,884,574

Virginia — 3.9%
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008A AMT DN (DEPFA Bank Plc LOC),
1.60%, 7/07/08(a)	3,000	3,000,000
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008B AMT DN (Banco Espirito Santo LOC),
1.60%, 7/07/08(a)	2,000	2,000,000
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008C AMT DN (National Australia Bank Ltd. LOC),
1.60%, 7/07/08(a)	3,000	3,000,000
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008D AMT DN (Bank of Nova Scotia LOC),
1.55%, 7/07/08(a)	2,000	2,000,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC),
1.98%, 7/07/08(a)	1,920	1,920,000
Virginia College Building Authority Educational Facilities RB Series 2003-379 DN (JPMorgan Chase & Co. LOC),
1.60%, 7/07/08(a)(b)	1,865	1,865,000

		13,785,000

Washington — 2.7%
Seattle GO Series 1996 DN (Dexia Credit Local SBPA),
1.45%, 7/07/08(a)	7,000	7,000,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007A DN (KeyBank N.A. LOC),
1.59%, 7/07/08(a)	1,000	1,000,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007B DN (KeyBank N.A. LOC),
1.58%, 7/07/08(a)	1,200	1,200,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC),
1.75%, 7/07/08(a)	315	315,000

		9,515,000

West Virginia — 0.9%
Kanawha County RB (Bible Center Church Project) Series 2006 DN (Huntington National Bank LOC),
2.00%, 7/07/08(a)	3,200	3,200,000

Wisconsin — 1.2%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT DN (U.S. Bank N.A. LOC),
1.79%, 7/07/08(a)	2,000	2,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC),
3.05%, 7/07/08(a)	355	355,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT DN (U.S. Bank N.A. LOC),
1.65%, 7/07/08(a)	1,890	1,890,000

		4,245,000

Wyoming — 0.6%
Campbell County IDRB (Two Elk Partners Project) Series 2007 MB (Royal Bank of Canada GIC),
3.65%, 11/28/08	2,000	2,000,000

Total Investments (Cost — $350,392,635*) — 99.6%		350,392,635
Other Assets in Excess of Liabilities — 0.4%		1,249,281

Net Assets — 100.0%		$351,641,916

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(c)	Restricted security as to resale. As of report date the Portfolio held 0.1% of its net assets, with a current market value of $500,000 and an original cost of $500,000 in these securities.

•	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	$1,330,000	—	$4,934

JUNE 30, 2008	9

Schedule of Investments (concluded)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA)	—	$975,000	—	$11,982

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

10	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 92.3%
Alexandria Township GO Series 2007 BAN,
4.00%, 12/17/08	$200	$200,779
Bergen County Import Authority GO (Shared Department of Public Works Project) Series 2008 BAN (County Guaranteed Insurance),
2.50%, 4/30/09	500	503,262
Camden County Improvement Authority RB (Harvest Village Project) Series 1999A DN (JPMorgan Chase Bank LOC),
2.29%, 7/01/08(a)	8,100	8,100,000
Chester Township Board of Education GO Series 2007 GAN,
4.13%, 8/15/08	515	515,217
Clinton GO Series 2008 BAN,
3.25%, 1/23/09	300	300,755
Cranberry Township GO Series 2008 BAN,
2.50%, 1/14/09	300	300,984
Cranford Township GO Series 2008 BAN,
2.25%, 2/04/09	500	500,610
Demarest School District GO Series 2007 TAN,
4.00%, 7/11/08	295	295,016
Dennis Township GO Series 2008 BAN,
2.25%, 3/20/09	100	100,182
East Brunswick Township GO Series 2008 BAN,
3.50%, 1/09/09	1,805	1,809,681
East Windsor Township GO Series 2007 BAN,
3.75%, 11/28/08	1,300	1,302,057
Elizabeth GO Series 2008 BAN,
2.50%, 8/18/08	300	300,274
Elmwood Park GO Series 2007 TAN,
3.75%, 11/14/08	950	951,537
Essex County Utilities Authority GO Series 2007 MB,
3.75%, 11/14/08	750	751,076
Evesham Township GO Series 2007 BAN,
4.13%, 8/08/08	605	605,215
Ewing Township GO Series 2008 TAN,
2.50%, 10/24/08	700	701,021
Gloucester City GO Series 2008A BAN,
2.25%, 4/28/09	400	401,326
Haddon Heights GO Series 2008A BAN,
2.10%, 8/08/08	150	150,026
Hamilton Township GO Series 2008 BAN,
2.00%, 2/06/09	300	300,282
Hammonton GO Series 2008 BAN,
3.50%, 1/09/09	1,100	1,103,420
Harrison Township GO Series 2008 BAN,
2.75%, 5/19/09	1,000	1,006,307
Highlands GO Series 2008 BAN,
3.13%, 1/29/09	400	401,162
Hillsborough Township GO Series 2007 BAN,
3.75%, 12/12/08	140	140,395
Hillside Township GO Series 2008 BAN,
2.00%, 7/15/08	450	449,826
Howell Township GO Series 2007B BAN,
4.00%, 9/16/08	705	705,385
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 DN (Bank of New York LOC),
1.60%, 7/07/08(a)	6,320	6,320,000
Keyport GO Series 2007 BAN,
4.13%, 8/08/08	980	980,338
Lakewood Township GO Series 2007 BAN,
4.25%, 7/11/08	250	250,030
Lakewood Township GO Series 2008 BAN,
2.75%, 7/10/09	400	402,736
Lambertville GO Series 2008 BAN,
2.50%, 6/12/09	550	553,121
Leonia GO Series 2008 BAN,
2.50%, 2/27/09	400	401,281
Linwood GO Series 2008 BAN,
3.00%, 6/23/09	100	100,621
Long Beach Township GO Series 2007A BAN,
3.50%, 12/18/08	160	160,295
Lower Township GO Series 2008 BAN,
2.00%, 4/03/09	400	400,741
2.50%, 5/29/09	400	401,281
Manasquan Township GO Series 2008 BAN,
2.50%, 1/30/09	200	200,354
Maple Shade Township GO Series 2007 BAN,
4.00%, 8/01/08	560	560,105
Maywood GO Series 2008 BAN,
2.50%, 3/20/09	200	200,718
Middlesex County GO Series 2008 BAN,
2.75%, 4/06/09	700	703,192
New Jersey Building Authority RB Series 2003A-1 DN (Bank of New York LOC),
1.38%, 7/02/08(a)	3,600	3,600,000
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT DN (KeyBank N.A. LOC),
1.76%, 7/07/08(a)	1,475	1,475,000
New Jersey Economic Development Authority PCRB (Exxon Mobil Project) Series 1989 DN (Exxon Mobile Corp. Guaranty),
2.05%, 7/01/08(a)	300	300,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005 DN (Commerce Bank N.A. LOC),
1.60%, 7/07/08(a)	3,750	3,750,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Bank of New York LOC),
1.42%, 7/07/08(a)	8,200	8,200,000
New Jersey Economic Development Authority RB (Facilities Construction Project) Series 2006R-1 DN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
1.70%, 7/01/08(a)	1,600	1,600,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 DN (Princeton University Guaranty, Kredietbank N.V. LOC, Sovereign Bank LOC),
1.40%, 7/07/08(a)	1,550	1,550,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 DN (Wachovia Bank N.A. LOC),
1.60%, 7/07/08(a)	1,340	1,340,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT DN (Wachovia Bank N.A. LOC),
1.60%, 7/07/08(a)	370	370,000

JUNE 30, 2008	11

Schedule of Investments (continued)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (Continued)
New Jersey Economic Development Authority RB (Jacea LLC Project) Series 2004 DN (Wachovia Bank N.A. LOC),
1.60%, 7/07/08(a)	$3,045	$3,045,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 DN (Wachovia Bank N.A. LOC),
1.50%, 7/07/08(a)	660	660,000
New Jersey Economic Development Authority RB (Lawrenceville School Project) Series 1996B DN (JPMorgan Chase Bank SBPA),
1.20%, 7/01/08(a)	7,100	7,100,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 DN (JPMorgan Chase Bank LOC),
1.42%, 7/07/08(a)	3,300	3,300,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC),
1.21%, 7/07/08(a)	2,650	2,650,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
1.21%, 7/07/08(a)	1,025	1,025,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT DN (Wells Fargo Bank N.A. LOC),
1.75%, 7/07/08(a)	1,200	1,200,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 DN (Wachovia Bank N.A. LOC),
1.60%, 7/07/08(a)	1,045	1,045,000
New Jersey Economic Development Authority RB (Presbyterian Homes Project) Series 2006 DN (Commerce Bank LOC),
1.50%, 7/07/08(a)	1,400	1,400,000
New Jersey Economic Development Authority RB (Princeton Montessori Society Project) Series 2008 DN (Sovereign Bank LOC),
1.63%, 7/07/08(a)	2,000	2,000,000
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 DN (Allied Irish Bank Plc LOC),
1.80%, 7/07/08(a)	1,640	1,640,000
New Jersey Economic Development Authority RB Eagle Trust Receipts Series 2008A-3 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility),
1.61%, 7/07/08(a)(b)	1,000	1,000,000
New Jersey Economic Development Authority RB MERLOTS Trust Receipts Series 2007D-41 DN (FSA Insurance, Wachovia Bank N.A. SBPA),
1.76%, 7/07/08(a)(b)	5,990	5,990,000
New Jersey Economic Development Authority RB PUTTERS Series 2008-2712 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility),
1.61%, 7/07/08(a)(b)	540	540,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT DN (Wachovia Bank N.A. LOC),
1.75%, 7/07/08(a)	1,100	1,100,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Thermal Energy LP Project) Series 1995 AMT DN (Bank One N.A. LOC),
2.00%, 7/07/08(a)	500	500,000
New Jersey Environmental Infrastructure Trust RB Series 2004-585 AMT DN (JPMorgan Chase Bank Liquidity Facility),
1.78%, 7/07/08(a)(b)	3,965	3,965,000
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A DN (Wachovia Bank N.A. LOC),
1.60%, 7/07/08(a)	1,175	1,175,000
New Jersey Health Care Facilities Financing Authority RB (Meridian Health System Project) Series 2003B DN (Fleet National Bank LOC),
1.70%, 7/07/08(a)	3,400	3,400,000
New Jersey Health Care Facilities Financing Authority RB (South Jersey Hospital Systems Project) Series 2004A-4 DN (Wachovia Bank N.A. LOC),
1.52%, 7/07/08(a)	700	700,000
New Jersey Health Care Facilities Financing Authority RB (Virtua Health Project) Series 2004 DN (Wachovia Bank N.A. LOC),
1.40%, 7/07/08(a)	1,880	1,880,000
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts (JFK Health System Obligation Group Project) Series 2008-2397 DN (Morgan Stanley Municipal Funding Liquidity Facility),
1.75%, 7/07/08(a)(b)	870	870,000
New Jersey Higher Education Assistance Authority Student Loan RB Municipal Trust Receipts Floaters Series 2008L-36 DN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
1.80%, 7/07/08(a)(b)	8,500	8,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005O AMT DN (Dexia Credit Local LOC),
1.35%, 7/07/08(a)	500	500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Y AMT DN (BNP Paribas SBPA),
1.63%, 7/07/08(a)	1,000	1,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT DN (BNP Paribas SBPA),
1.60%, 7/07/08(a)	1,580	1,580,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB DB SPEARS TOB Series 2007DB-447 DN (FSA Insurance, AMBAC Insurance, Deutsche Bank Liquidity Facility),
1.59%, 7/07/08(a)(b)	3,750	3,750,000
New Jersey Transportation Trust Fund Authority RB Municipal Trust Receipts Floaters Series 2004-963D DN (Transamerica Life Insurance Co. Guaranty, Morgan Stanley Municipal Funding Liquidity Facility),
1.75%, 7/07/08(a)(b)	5,100	5,100,000
New Jersey Transportation Trust Fund Authority RB PUTTERS Series 2001-241 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility),
1.61%, 7/07/08(a)(b)	1,540	1,540,000
New Jersey Turnpike Authority RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA),
1.55%, 7/07/08(a)	1,600	1,600,000
New Milford GO Series 2008 BAN,
2.25%, 1/30/09	200	200,240

12	JUNE 30, 2008

Schedule of Investments (continued)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (Continued)
New Providence GO Series 2008 BAN,
2.50%, 2/20/09	$100	$100,435
Newton GO Series 2008 BAN,
2.50%, 6/25/09	400	402,121
North Wildwood GO Series 2007 BAN,
3.75%, 12/12/08	1,100	1,102,914
Northvale GO Series 2008 BAN,
2.50%, 2/20/09	100	100,435
Oakland GO Series 2008 BAN,
2.25%, 2/11/09	100	100,192
2.50%, 2/11/09	500	502,134
Park Ridge GO Series 2008 BAN,
2.00%, 2/06/09	200	200,105
Pascack Valley Regional High School District GO Series 2008 TAN,
2.00%, 2/06/09	200	200,106
Pennsauken Township GO Series 2007A BAN,
4.00%, 9/10/08	1,220	1,220,683
Pilesgrove Township GO Series 2007 BAN,
4.00%, 8/28/08	1,100	1,100,252
Port Authority of New York & New Jersey RB Eagle Trust Receipts Series 2006A-107 AMT DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility),
1.62%, 7/07/08(a)(b)	2,000	2,000,000
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2008-2773 DN (GO of Authority Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
1.60%, 7/07/08(a)(b)	5,000	5,000,000
Port Authority of New York & New Jersey RB Series 2006-1546 DN (JPMorgan Chase Bank Liquidity Facility),
1.58%, 7/07/08(a)(b)	1,300	1,300,000
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1994-2 DN (JPMorgan Chase & Co. SBPA),
2.29%, 7/01/08(a)	10,300	10,300,000
Port Authority of New York & New Jersey TECP,
1.60%, 8/01/08	4,000	4,000,000
Ridgefield Park GO Series 2008 BAN,
2.75%, 4/24/09	200	201,035
Ringwood Borough GO Series 2007 BAN,
3.75%, 11/07/08	800	801,063
Robbinsville GO Series 2008 BAN,
2.50%, 12/11/08	400	401,076
Rutgers University RB Series 2002A DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.35%, 7/01/08(a)	2,200	2,200,000
Rutherford Borough GO Series 2007 BAN,
3.50%, 7/01/08	300	300,000
4.00%, 7/17/08	685	685,063
Rutherford Borough GO Series 2008 BAN,
2.75%, 5/01/09	800	805,247
Scotch Plains-Fanwood School District GO Series 2008A BAN,
2.50%, 6/11/09	200	200,925
South Bound Brook GO Series 2007 BAN,
4.00%, 8/22/08	395	395,146
South Plainfield GO Series 2008 BAN,
2.75%, 7/01/09	800	806,712
Summit GO Series 2007 BAN,
3.75%, 12/12/08	530	531,311
Sussex County GO Series 2008 BAN,
2.50%, 6/24/09	300	301,586
Sussex County Municipal Utilities Authority GO Series 2008 BAN,
2.75%, 9/25/08	400	400,834
Tinton Falls GO Series 2008 BAN,
3.13%, 1/23/09	150	150,440
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 DN (Exxon Mobil Corp. Guaranty),
2.05%, 7/01/08(a)	100	100,000
Union Township GO Series 2008 BAN,
3.50%, 1/09/09	650	652,021
Upper Freehold Township GO Series 2008 BAN,
2.50%, 8/29/08	400	400,307
Warren Township GO Series 2008 BAN,
2.50%, 4/23/09	400	402,485
Washington Township & Warren County GO Series 2008 BAN,
2.50%, 5/15/09	400	401,568
Washington Township GO Series 2007 BAN,
4.00%, 10/24/08	1,039	1,040,607
3.25%, 12/26/08	350	350,362
West Long Branch GO Series 2008 BAN,
3.00%, 5/21/09	400	402,777
West Orange Township GO Series 2008 BAN,
2.50%, 4/09/09	300	301,936
Westfield GO Series 2007 BAN,
4.00%, 7/18/08	775	775,172
Westfield GO Series 2008 BAN,
2.50%, 4/09/09	300	301,410
Woodbury School District GO Series 2007 GAN,
4.00%, 12/04/08	600	601,506

		167,210,814

Puerto Rico — 7.1%
Commonwealth of Puerto Rico GO Series 2007A-3 DN (FSA Insurance, Dexia Credit Local SBPA),
1.80%, 7/01/08(a)	5,600	5,600,000
Commonwealth of Puerto Rico GO Series 2007A-4 DN (FSA Insurance, Dexia Credit Local SBPA),
1.80%, 7/01/08(a)	1,400	1,400,000
Commonwealth of Puerto Rico GO Series 2007A-8 DN (Wachovia Bank N.A. LOC),
1.32%, 7/03/08(a)	2,000	2,000,000
Puerto Rico Public Buildings Authority RB Municipal Trust Receipts Floaters Series 2008-2562D DN (Morgan Stanley Municipal Funding Liquidity Facility, Transamerica International Guaranty),
1.67%, 7/07/08(a)(b)	4,000	4,000,000

		13,000,000

Total Investments (Cost — $180,210,814*) — 99.4%		180,210,814
Other Assets in Excess of Liabilities — 0.6%		998,026

Net Assets — 100.0%		$181,208,840

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions.

JUNE 30, 2008	13

Schedule of Investments (concluded)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

•	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	$6,795,000	—	$108,370

New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	—	$7,415,000	—	$27,616

Port Authority of New York & New Jersey RB P-Float Trust Receipts Series 2004-056 DN (FGIC Insurance, Banque Nationale de Paribas SBPA)	—	$7,855,000	—	$88,829

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

14	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 96.9%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
1.63%, 7/07/08(a)(b)	$1,800	$1,800,000
Carrboro GO Series 2007 BAN,
3.75%, 8/27/08	715	715,304
Charlotte COP (Transit Projects Phase II Project) Series 2005F DN (Depfa Bank Plc SBPA),
1.60%, 7/07/08(b)	1,465	1,465,000
Charlotte GO Series 2007 DN (KBC Bank N.V. SBPA),
1.50%, 7/07/08(b)	2,400	2,400,000
Charlotte Water & Sewer System GO Series 2007 TECP,
3.05%, 7/22/08	3,500	3,500,000
Charlotte Water & Sewer System RB Munitops Trust Certificates Series 2007-10 DN (Bank of America N.A. SBPA),
1.60%, 7/07/08(a)(b)	5,995	5,995,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B DN (Bank of America N.A. SBPA),
2.10%, 7/01/08(b)	200	200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005C DN (Bank of America N.A. SBPA),
2.50%, 7/01/08(b)	1,200	1,200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2006-1388 DN (Morgan Stanley Group Liquidity Facility),
1.60%, 7/07/08(a)(b)	2,900	2,900,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007F DN (FSA Insurance, Dexia Credit Local SBPA),
1.50%, 7/07/08(b)	120	120,000
Edgecombe County Water & Sewer District No. 5 GO Series 2008 BAN,
2.00%, 1/21/09	878	878,959
Fayetteville Public Works Commission RB Series 2003A DN (FSA Insurance, Dexia Credit Local SBPA),
1.52%, 7/07/08(b)	1,900	1,900,000
Guilford County GO Series 2005B DN (Wachovia Bank N.A. SBPA),
1.55%, 7/07/08(b)	600	600,000
Halifax County GO Series 2008 BAN,
2.50%, 2/25/09	1,315	1,319,214
Mecklenburg County COP Series 2005 DN (Wachovia Bank N.A. SBPA),
1.45%, 7/07/08(b)	300	300,000
Mecklenburg County GO Series 1996C DN (Bank of America N.A. LOC),
1.52%, 7/07/08(b)	2,200	2,200,000
Mecklenburg County GO Series 2005B DN (Wachovia Bank N.A. SBPA),
1.45%, 7/07/08(b)	515	515,000
Mecklenburg County GO Series 2006A DN (DEPFA Bank Plc SBPA),
1.45%, 7/07/08(b)	1,465	1,465,000
New Hanover County COP Series 2007 DN (DEFPA Bank Plc SBPA),
1.45%, 7/07/08(b)	1,300	1,300,000
North Carolina Bank Capital Facilities GO Series 2008 TECP,
1.70%, 10/06/08	2,000	2,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
1.61%, 7/07/08(b)	790	790,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Megellan Charter School Project) Series 2007 DN (Wachovia Bank N.A. LOC),
1.52%, 7/07/08(b)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
1.61%, 7/07/08(b)	150	150,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 DN (Bank of America N.A. LOC),
1.55%, 7/07/08(b)	410	410,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A DN (Citibank N.A. Liquidity Facility),
1.56%, 7/07/08(a)(b)	1,000	1,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A DN,
1.45%, 7/07/08(b)	3,025	3,025,000
North Carolina GO MERLOTS Trust Receipts Series 2008C-04 DN (Wachovia Bank N.A. LOC),
2.05%, 7/07/08(a)(b)	1,400	1,400,000
North Carolina GO Series 2002F DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.30%, 7/07/08(b)	2,000	2,000,000
North Carolina GO Series 2003A-23 MB (Wachovia Bank N.A. SBPA),
2.00%, 2/09/09(a)(b)	800	800,000
North Carolina HFA RB (Home Ownership Project) Series 2003-17-C AMT DN (Bank of America N.A. Liquidity Facility),
1.70%, 7/07/08(b)	350	350,000
North Carolina Medical Care Commission Health Care Facilities RB (Duke University Health System Project) Series 2005A DN,
1.54%, 7/07/08(b)	1,650	1,650,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A DN (JPMorgan Chase Bank SBPA),
1.54%, 7/07/08(b)	1,450	1,450,000
North Carolina Medical Care Commission Health Care Facilities RB (Watauga Medical Center Project) Series 2005 DN (Wachovia Bank N.A. LOC),
1.47%, 7/07/08(b)	1,000	1,000,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 DN (Citigroup Financial Products Liquidity Facility),
1.62%, 7/07/08(a)(b)	3,700	3,700,000

JUNE 30, 2008	15

Schedule of Investments (concluded)	North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (Continued)
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B DN (Wachovia Bank N.A. SBPA),
1.48%, 7/07/08(b)	$250	$250,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A DN (JPMorgan Chase & Co. SBPA),
1.40%, 7/07/08(b)	850	850,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Co. LOC),
1.63%, 7/07/08(b)	3,900	3,900,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC),
1.61%, 7/07/08(b)	500	500,000
Oneals Water District GO Series 2007 BAN,
3.75%, 7/23/08	885	885,130
Raleigh Comb Enterprise System RB Eagle Trust Receipts Series 2007A-0010 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility),
1.54%, 7/07/08(a)(b)	1,275	1,275,000
Raleigh County COP (Packaging Facilities Project) Series 2000A DN (Bank of America N.A. SBPA),
1.55%, 7/07/08(b)	1,000	1,000,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility),
3.60%, 7/07/08(a)(b)	700	700,000
South Central Water & Sewer District GO Series 2008 BAN,
2.25%, 12/17/08	795	795,901
2.75%, 12/17/08	1,715	1,716,932
University of North Carolina at Chapel Hill RB Munitops Trust Certificates Series 2005-52 DN (Bank of America N.A. SBPA),
1.60%, 7/07/08(a)(b)	2,600	2,600,000
University of North Carolina at Chapel Hill RB Series 2001B DN,
1.60%, 7/07/08(b)	790	790,000
University of North Carolina Hospitals at Chapel Hill RB Series 2001B DN (Landesbank Hessen-Thuringen Girozentrale LOC),
2.50%, 7/01/08(b)	4,900	4,900,000
Wilmington GO Series 2002 DN (Wachovia Bank N.A. SBPA),
1.60%, 7/07/08(b)	400	400,000
Winston-Salem COP (Risk Acceptance Management Corp. Project) Series 1988 DN (Dexia Credit Local LOC),
1.57%, 7/07/08(b)	400	400,000
Winston-Salem Water & Sewer Systems RB Series 2002B DN (Dexia Credit Local LOC),
1.54%, 7/07/08(b)	1,400	1,400,000
Winston-Salem Water & Sewer Systems RB Series 2002C DN (Dexia Credit Local LOC),
1.55%, 7/07/08(b)	2,605	2,605,000

		76,766,440

Puerto Rico — 3.7%

Commonwealth of Puerto Rico GO Series 2007 TRAN (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank S.A./N.V., Banco Bilbao Vizcaya Argentaria S.A., KBC Bank N.V. and Banco Santander Central Hisapano LOC),

4.25%, 7/30/08	3,000	3,001,980

Total Investments (Cost — $79,768,420*) — 100.6%		79,768,420
Liabilities in Excess of Other Assets — (0.6)%		(522,696)

Net Assets — 100.0%		$79,245,724

*	Aggregate cost for federal income tax purposes.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

16	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 100.6%
Allen County RB (Catholic Healthcare Project) Series 2008B DN (JPMorgan Chase & Co. LOC),
1.70%, 7/07/08(a)	$4,300	$4,300,000
American Municipal Power, Inc. GO (Amherst City Project) Series 2007 BAN,
3.50%, 11/25/08	150	150,000
American Municipal Power, Inc. GO (Bowling Green Project) Series 2007 BAN,
3.50%, 11/25/08	550	550,000
American Municipal Power, Inc. GO (Brewster Village Project) Series 2008 RAN,
3.50%, 1/09/09	150	150,310
American Municipal Power, Inc. GO (Electric System-Lodi Village Project) Series 2008 BAN,
3.00%, 3/12/09	300	301,032
American Municipal Power, Inc. GO (Hubbard Project) Series 2007 BAN,
3.70%, 9/25/08	175	175,000
American Municipal Power, Inc. GO (Oberlin Project) Series 2007 BAN,
3.50%, 12/04/08	115	115,000
American Municipal Power, Inc. GO (Shelby Project) Series 2007 BAN,
3.45%, 11/13/08	1,500	1,500,000
American Municipal Power, Inc. GO (St. Mary’s Electric System Project) Series 2007 BAN,
3.70%, 10/02/08	145	145,000
American Municipal Power, Inc. GO (Tipp City Project) Series 2008 BAN,
2.50%, 5/13/09	300	300,643
American Municipal Power, Inc. GO Series 2007 BAN,
3.50%, 10/30/08	600	600,000
American Municipal Power, Inc. GO Series 2008A TECP (JPMorgan Chase Bank LOC),
1.70%, 7/07/08	3,000	3,000,000
American Municipal Power, Inc. RB (Combustion Turbine Project) Series 2006 DN (KeyBank N.A. LOC),
1.59%, 7/07/08(a)	520	520,000
American Municipal Power, Inc. RB (Electric Systems Project) Series 2007 BAN,
3.85%, 8/15/08	1,200	1,200,000
Ashland GO Series 2008 BAN,
2.50%, 1/13/09	1,000	1,002,624
Avon GO (Miller Road Extension Project) Series 2008 BAN,
2.50%, 11/26/08	600	601,196
Avon Local School District GO Series 2008 BAN,
3.50%, 1/08/09	550	551,449
Barberton GO (Fire Station Improvement Project) Series 2008 BAN,
2.75%, 7/07/09	600	600,000
Barberton GO (Street Improvement Project) Series 2007 BAN,
3.75%, 11/13/08	200	200,192
Barberton GO Series 2008 BAN,
2.25%, 4/08/09	350	351,056
Berea GO Series 2008 BAN,
2.50%, 7/02/09	300	301,173
Brooklyn GO Series 2008 BAN,
3.25%, 5/14/09	200	201,441
Brooklyn IDRB (Dylon Industries, Inc. Project) Series 1999 AMT DN (KeyBank N.A. LOC),
1.76%, 7/07/08(a)	610	610,000
Brunswick GO Series 2007 BAN,
3.70%, 12/04/08	100	100,103

Buckeye Tobacco Settlement Financing Authority RB Municipal Trust Receipts Floaters Series 2007-2125 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

1.75%, 7/07/08(a)(b)	2,800	2,800,000
Buckeye Tobacco Settlement Financing Authority RB Series 2007 ROC-RR-II-R-10308 DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty),
1.59%, 7/07/08(a)(b)	1,000	1,000,000
Buckeye Tobacco Settlement Financing Authority RB Series 2008-619 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility),
1.58%, 7/07/08(a)(b)	4,625	4,625,000
Butler County GO Series 2007 BAN,
4.10%, 8/07/08	260	260,169
Butler County Technology and Career Development Schools GO (School Improvement Project) Series 2008 BAN,
2.50%, 3/19/09	1,700	1,706,111
Celina GO Series 2007 BAN,
3.75%, 11/12/08	400	400,410
Chillicothe GO Series 2008 BAN,
2.50%, 6/08/09	300	301,403
Cincinnati School District COP Series 2007 ROC-RR-II-R-12049 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility),
1.61%, 7/07/08(a)(b)	1,000	1,000,000
Clark County GO Series 2008 BAN,
2.50%, 2/11/09	100	100,240
Cleveland Airport System RB Series 1997D AMT DN (WestLB AG LOC),
1.66%, 7/07/08(a)	5,345	5,345,000
Cleveland Waterworks RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA),
1.50%, 7/07/08(a)	420	420,000
Clinton Massie Local School District GO Series 2007 BAN,
4.00%, 11/18/08	600	601,243
Columbus GO (Police-Firemen Disability Project) Series 1998 MB,
5.00%, 7/07/08	250	254,972
Columbus Sewerage System RB Series 2008B DN,
1.36%, 7/07/08(a)	1,000	1,000,000
Cuyahoga Community College District GO Series 2008 TAN,
2.35%, 12/18/08	1,000	1,002,751
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 DN (Bank One N.A. LOC),
2.30%, 7/07/08(a)	2,470	2,470,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 DN (M&T Bank Corp. LOC),
1.56%, 7/07/08(a)	635	635,000
Cuyahoga County IDRB (AFI Generations LLC Project) Series 2007B AMT DN (Royal Bank of Scotland LOC),
1.65%, 7/07/08(a)	2,015	2,015,000

JUNE 30, 2008	17

Schedule of Investments (continued)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (Continued)
Cuyahoga County IDRB (All Foils, Inc. Project) Series 2007A AMT DN (Royal Bank of Scotland LOC),
1.65%, 7/07/08(a)	$900	$900,000
Cuyahoga County IDRB (Trio Diversified Co. Project) Series 2000 AMT DN (KeyBank N.A. LOC),
1.76%, 7/07/08(a)	1,055	1,055,000
Delaware County Economic Development RB (The Columbus Zoological Park Assoc., Inc. Project) Series 2003 DN (Huntington National Bank LOC),
2.00%, 7/07/08(a)	1,605	1,605,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC),
1.76%, 7/07/08(a)	60	60,000
Elyria GO Series 2007-2 BAN,
4.00%, 10/02/08	1,100	1,101,023
Elyria GO Series 2007 BAN,
4.25%, 7/03/08	260	260,005
Fairborn GO Series 2007 BAN,
4.50%, 8/15/08	100	100,083
Fairborn GO Series 2008 BAN,
3.25%, 10/30/08	80	80,156
2.50%, 5/20/09	300	301,169
Findlay GO Series 2008 BAN,
2.38%, 10/21/08	750	750,967
Franklin County Economic Development RB (Columbus Montessori Educational Center Project) Series 2000 DN (Huntington National Bank LOC),
1.65%, 7/07/08(a)	1,460	1,460,000
Franklin County Economic Development RB (Dominican Sisters Project) Series 1994 DN (Fifth Third Bank N.A. LOC),
1.64%, 7/07/08(a)	850	850,000
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC),
2.00%, 7/07/08(a)	366	366,000
Franklin County Health Care Facilities RB (Willow Brook Christian Project) Series 2004 DN (Fifth Third Bank N.A. LOC),
1.87%, 7/07/08(a)	500	500,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008F DN (JPMorgan Chase Bank SBPA),
1.54%, 7/03/08(a)	12,000	12,000,000
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility),
1.66%, 7/07/08(a)	915	915,000
Fulton County RB (Fulton Couth Health Center Project) Series 2005 DN (JPMorgan Chase Bank LOC),
1.50%, 7/07/08(a)	775	775,000
Geauga County GO (Human Services Building Project) Series 2007 BAN,
4.00%, 12/04/08	150	150,247
Geauga County GO (Safety Center Project) Series 2007 BAN,
4.00%, 8/27/08	250	250,093
Geauga County RB (Thistle Lane Project) Series 2000 AMT DN (Huntington National Bank LOC),
1.78%, 7/07/08(a)	2,210	2,210,000
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT DN (KeyBank N.A. LOC),
1.76%, 7/07/08(a)	85	85,000
Hamilton County GO Series 2007 BAN,
4.00%, 9/11/08	1,240	1,240,588
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (FSA Insurance, Svenska Handelsbanken SBPA),
1.54%, 7/07/08(a)(b)(c)	4,855	4,855,000
Hamilton County Sales Tax RB Municipal Trust Receipts Floaters Series 2008-2671 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
1.60%, 7/07/08(a)(b)	1,697	1,697,000
Independence GO Series 2008 BAN,
2.10%, 4/30/09	1,000	1,002,439
Indian Lake Local School District GO (School Construction Project) Series 2007 BAN,
4.00%, 12/11/08	290	290,749
Kent GO Series 2007 BAN,
4.00%, 10/16/08	300	300,339
Lake County GO Series 2007 BAN,
4.25%, 7/18/08	235	235,052
Lancaster GO Series 2007 BAN,
4.00%, 10/16/08	300	300,406
Lancaster Port Authority Gas RB Series 2008 DN (Royal Bank of Canada SBPA),
1.57%, 7/07/08(a)	2,000	2,000,000
Lorain County IDRB (Ohio Metallurgical Services Project) Series 2001 AMT DN (First Merit Bank N.A. LOC),
1.91%, 7/07/08(a)	1,205	1,205,000
Lorain County RB (Catholic Healthcare Partners Project) Series 2008-1094 DN (FSA Insurance, Bank of America N.A. Liquidity Facility),
1.60%, 7/07/08(a)(b)	5,250	5,250,000
Lucas County Economic Development RB (Hammill Manufacturing Co. Project) Series 1996 AMT DN (Fifth Third Bank N.A. LOC),
1.64%, 7/07/08(a)(b)	525	525,000
Mahoning County Housing RB (Youngstown State University Project) Series 2002 DN (National City Bank N.A. LOC),
2.00%, 7/07/08(a)	4,320	4,320,000
Marion County GO (Legacy Crossing Project) Series 2008 BAN,
2.25%, 4/29/09	300	301,095
Mason GO (Real Estate Project) Series 2008 BAN,
2.75%, 7/01/09	1,100	1,109,141
Miami County GO Series 2007 BAN,
4.00%, 11/27/08	550	551,276
Muskingum County GO Series 2007 BAN,
4.00%, 9/25/08	200	200,459
4.15%, 9/25/08	205	205,256
Muskingum County GO Series 2008 BAN,
3.50%, 1/15/09	710	712,124
North Olmsted GO (Capital Improvement Project) Series 2008 BAN,
2.35%, 4/02/09	550	550,808
Ohio Building Authority Facilities RB (Administrative Building Fund Projects) Series 1998A MB,
5.25%, 7/07/08	55	56,257
Ohio GO (Common Schools Project) Series 2005A DN,
1.45%, 7/07/08(a)	280	280,000

18	JUNE 30, 2008

Schedule of Investments (continued)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (Continued)
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A DN (Allied Irish Bank Plc LOC),
1.50%, 7/07/08(a)	$5,000	$5,000,000
Ohio Higher Educational Facility RB (Kenyon College Project) Series 1999 DN (JPMorgan Chase Bank Liquidity Facility),
1.55%, 7/07/08(a)	200	200,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT DN (Citibank N.A. LOC),
1.70%, 7/07/08(a)(c)	1,400	1,400,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA),

1.60%, 7/07/08(a)(c)	11,250	11,250,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 DN (Wachovia Bank N.A. LOC),
1.96%, 7/07/08(a)(b)	1,165	1,165,000

Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Bank of New York Liquidity Facility),

1.96%, 7/07/08(a)(b)	535	535,000
Ohio Housing Finance Agency Mortgage RB Various Certificates Series 2001 DN (Bank of America N.A. LOC),
1.70%, 7/07/08(a)(b)	1,105	1,105,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006A AMT DN (Barclays Bank Plc LOC),
1.70%, 7/07/08(a)	125	125,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006C AMT DN (Wachovia Bank N.A. LOC),
1.65%, 7/07/08(a)	15,500	15,500,000
Olmsted Falls School District GO Series 2008 BAN,
3.75%, 12/18/08	150	150,393
3.50%, 1/15/09	300	300,945
Painesville GO Series 2007 BAN,
4.00%, 11/07/08	200	200,340
Parma IDRB (FDC Realty Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.10%, 7/07/08(a)	1,890	1,890,000
Pickerington GO Series 2008 BAN,
2.25%, 2/27/09	750	752,550
Port of Greater Cincinnati RB (Springdale Public Infrastructure Project) Series 2006 MB (U.S. Bank N.A. LOC),
2.25%, 2/01/09	2,800	2,800,000
Portage County IDRB (Action Super Abrasive Project) Series 1996 AMT DN (Huntington National Bank LOC),
1.92%, 7/07/08(a)	615	615,000
Portage County IDRB (Singer Steel Co. Project) Series 2007 AMT DN (Huntington National Bank LOC),
2.10%, 7/07/08(a)	2,090	2,090,000
Putnam County Health Care Facilities RB (Hilty Memorial Home Project) Series 2004 DN (LaSalle Bank N.A. LOC),
1.64%, 7/07/08(a)	3,330	3,330,000
Richland County GO (Correctional Facilities Project) Series 2008 BAN,
3.50%, 1/15/09	1,000	1,003,149
Ross County GO Series 2008A BAN,
2.75%, 8/28/08	700	700,897
Sandusky GO Series 2007 BAN,
4.25%, 10/22/08	700	701,565
Seneca County GO Series 2007 BAN,
3.80%, 11/13/08	200	200,228
Seven Hills GO (Street Improvement Project) Series 2007 BAN,
3.45%, 12/04/08	500	500,000
Sharonville GO Series 2007 BAN,
4.25%, 7/25/08	380	380,113
Sharonville GO Series 2008 BAN,
3.50%, 1/21/09	170	170,552
Sidney GO Series 2008 BAN,
2.75%, 6/25/09	400	402,501
Solon GO Series 2007 BAN,
3.75%, 11/20/08	850	851,115
St. Marys GO Series 2008 BAN,
2.55%, 6/02/09	200	200,449
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC),
1.99%, 7/07/08(a)	750	750,000
Stark County Port Authority Economic Development RB (Slesnick Iron & Metal Project) Series 2007 AMT DN (Huntington National Bank LOC),
2.10%, 7/07/08(a)	700	700,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC),
1.64%, 7/07/08(a)	165	165,000
Summit County IDRB (Flutes LLC Project) Series 2002 AMT DN (M & I Marshall & Ilsley Bank LOC),
1.86%, 7/07/08(a)	1,670	1,670,000
Summit County IDRB (Jendrisak Properties Project) Series 2001 AMT DN (First Merit Bank N.A. LOC),
1.91%, 7/07/08(a)	1,480	1,480,000
Summit County IDRB (KB Compost Services, Inc. Project) Series 2001 AMT DN (KeyBank N.A. LOC),
1.76%, 7/07/08(a)	900	900,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC),
1.76%, 7/07/08(a)	340	340,000
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT DN (KeyBank N.A. LOC),
1.76%, 7/07/08(a)	2,385	2,385,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC),
1.76%, 7/07/08(a)	3,100	3,100,000
Trumbull County IDRB (United Steel Service, Inc. Project) Series 2000B AMT DN (Bank One N.A. LOC),
3.00%, 7/07/08(a)	165	165,000
Union County GO Series 2007 BAN,
3.50%, 12/10/08	345	345,741

JUNE 30, 2008	19

Schedule of Investments (concluded)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (Continued)
University of Akron General Receipts RB Series 2008C-2 DN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
1.40%, 7/03/08(a)	$4,400	$4,400,000
Wapakoneta GO Series 2007 BAN,
3.85%, 12/04/08	255	255,262
Warren County GO Series 2007 BAN,
4.15%, 9/05/08	200	200,139
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 DN (KeyBank N.A. LOC),
1.95%, 7/07/08(a)	3,275	3,275,000
Wilmington GO (Lowes Drive Construction Project) Series 2007 BAN,
4.50%, 7/25/08	255	255,116

Total Investments (Cost — $170,332,305*) — 100.6%		170,332,305
Liabilities in Excess of Other Assets — (0.6)%		(1,013,055)

Net Assets — 100.0%		$169,319,250

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (FSA Insurance, Svenska Handelsbanken SBPA)	—	—	—	$6,286

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage - Backed Securities Program) Series 2006F AMT DN (Citibank N.A. LOC)	—	—	—	$2,144

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA)	$11,250,000	—	—	$16,675

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

20	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 98.7%
Allegheny County Hospital Development Authority RB (Dialysis Clinic, Inc. Project) Series 2000 DN (Bank of America N.A. LOC),
1.55%, 7/07/08(a)	$3,400	$3,400,000
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-1 DN (Bank One N.A. LOC),
1.50%, 7/07/08(a)	2,000	2,000,000
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-3 DN (Bank One N.A. LOC),
1.50%, 7/07/08(a)	2,175	2,175,000
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) PUTTERS Series 2007-2327 DN (JPMorgan Chase Bank LOC, JPMorgan Chase & Co. Liquidity Facility),
1.60%, 7/07/08(a)(b)	4,000	4,000,000
Allegheny County IDRB (Carnegie Museums Pittsburgh Project) Series 2005 DN (Citizens Bank of Pennsylvania LOC),
1.64%, 7/07/08(a)	3,600	3,600,000
Allegheny County IDRB (UPMC Health System Project) Series 2002C DN (Comerica Bank N.A. LOC),
1.57%, 7/07/08(a)	1,270	1,270,000
Beaver County IDA PCRB (FirstEnergy Generation Corp. Project) Series 2006B DN (Wachovia Bank LOC),
1.47%, 7/07/08(a)	8,600	8,600,000
Beaver County IDA PCRB (FirstEnergy Generation Corp. Project) Series 2006 DN (Barclays Bank Plc LOC),
2.50%, 7/01/08(a)	100	100,000
Berks County IDRB (Tray Pak Co. Project) Series 2001A AMT DN (Wachovia Bank N.A. LOC),
1.67%, 7/07/08(a)	1,620	1,620,000
Bermudian Springs School District GO Series 2006 DN (FSA Insurance, Royal Bank of Canada SBPA),
1.70%, 7/07/08(a)	10,495	10,495,000
Bethlehem Area School District GO Series 2007 DN (FSA Insurance, Dexia Credit Local SBPA),
1.70%, 7/07/08(a)	2,800	2,800,000
Butler County General Authority RB Municipal Securities Trust Receipts Series 2002A DN (FSA Insurance, Societe Generale Liquidity Facililty),
1.59%, 7/07/08(a)(b)	4,350	4,350,000
Butler County General Authority RB Municipal Securities Trust Receipts Series 2007 DN (FSA Insurance, Societe Generale Liquidity Facility),
1.70%, 7/07/08(a)(b)	3,000	3,000,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT DN (Bayerische Landesbank Girozentrale LOC),
1.70%, 7/07/08(a)	16,000	16,000,000
Chester County IDA Student Housing RB (University Student Housing LLC Project) Series 2003 DN (Royal Bank of Scotland LOC),
1.64%, 7/07/08(a)	790	790,000
Chester County IDA Student Housing RB (University Student Housing LLC Project) Series 2008A DN (Citizens Bank of Pennsylvania LOC),
1.50%, 7/07/08(a)	4,000	4,000,000
Chester County IDRB (RV Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
1.31%, 7/07/08(a)	2,200	2,200,000
Crawford County IDRB (Uniplast International, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC),
2.14%, 7/07/08(a)	755	755,000
Cumberland County Municipal Authority RB (Dickinson College Project) Series 1996B DN (Citizens Bank N.A. LOC),
3.45%, 11/01/08(a)	2,295	2,295,000
Delaware County Authority RB (Dunwoody Village Project) Series 2006 DN (Citizens Bank of Pennsylvania LOC),
1.50%, 7/07/08(a)	2,100	2,100,000
Delaware County Authority RB (White Horse Village Project) Series 2008 DN (Citizens Bank of Pennsylvania LOC),
2.10%, 7/01/08(a)	3,900	3,900,000
Delaware County IDA PCRB (Exploration & Oil Project) Series 1995 DN (Wachovia Bank N.A. LOC),
1.70%, 7/01/08(a)	200	200,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G DN,
1.35%, 7/07/08(a)	600	600,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A DN,
1.80%, 7/07/08(a)	100	100,000
Delaware County IDRB (Sunoco, Inc., Project) Series 1998 DN (Bank of America N.A. LOC),
1.55%, 7/07/08(a)	1,260	1,260,000
Delaware Valley Regional Finance Authority Local Government RB Municipal Securities Trust Receipts Series 2007A DN (Societe Generale Liquidity Facility),
1.60%, 7/07/08(a)(b)	5,500	5,500,000
East Hempfield Township IDRB (Herley Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
1.31%, 7/07/08(a)	2,355	2,355,000
Emmaus General Authority RB Series 1989B-29 DN (DEPFA Bank Plc LOC),
1.50%, 7/07/08(a)	8,500	8,500,000
Emmaus General Authority RB Series 1989F-19 DN (State Aid Withholding Insurance, DEPFA Bank Plc LOC),
1.50%, 7/07/08(a)	1,300	1,300,000
Emmaus General Authority RB Series 1989F-24 DN (DEPFA Bank Plc LOC),
1.50%, 7/07/08(a)	1,500	1,500,000
Emmaus General Authority RB Series 1989G-18 DN (DEPFA Bank Plc LOC),
1.50%, 7/07/08(a)	3,000	3,000,000
Emmaus General Authority RB Series 1996 DN (FSA Insurance, Wachovia Bank N.A. SBPA),
1.47%, 7/07/08(a)	9,315	9,315,000
Erie Water Authority RB Series 2006A DN (FSA Insurance, JPMorgan Chase Bank SBPA),
1.50%, 7/07/08(a)	1,200	1,200,000
Franklin County IDRB (Precast System Project) Series 2001A AMT DN (M&T Bank Corp. LOC),
1.31%, 7/07/08(a)	1,760	1,760,000

JUNE 30, 2008	21

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (Continued)
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A DN (Bank of America N.A. SBPA),
2.30%, 7/07/08(a)	$2,850	$2,850,000
Geisinger Authority Health System RB Series 2007 ROC-RR-II-R-11013 DN (Citibank N.A. Liquidity Facility),
1.55%, 7/07/08(a)(b)	2,020	2,020,000
Horizon Hospital System Authority Health & Housing Facility RB (St. Paul Homes Project) Series 2002 DN (M&T Bank Corp. LOC),
1.21%, 7/07/08(a)	7,160	7,160,000
Horizon Hospital System Authority Health & Housing Facility RB (St. Paul Homes Project) Series 2005 DN (M&T Bank Corp. LOC),
1.21%, 7/07/08(a)	7,900	7,900,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC),
1.70%, 7/07/08(a)	3,160	3,160,000
Lancaster County Hospital Authority RB (Landis Homes Retirement Community Project) Series 2002 DN (M&T Bank Corp. LOC),
1.16%, 7/07/08(a)	7,965	7,965,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 1999 DN (M&T Bank Corp. LOC),
1.16%, 7/07/08(a)	4,760	4,760,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 1996 DN (Wachovia Bank N.A. LOC),
1.47%, 7/07/08(a)	13,015	13,015,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A DN (Wachovia Bank N.A. LOC),
2.10%, 7/01/08(a)	1,700	1,700,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D DN (JPMorgan Chase Bank LOC),
2.10%, 7/01/08(a)	100	100,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT DN (M&T Bank Corp. LOC),
1.31%, 7/07/08(a)	4,115	4,115,000
Lancaster County IDRB (D&P Skibo LLC Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC),
1.67%, 7/07/08(a)	1,250	1,250,000
Lancaster County IDRB (Oakfront LP Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
1.31%, 7/07/08(a)	1,875	1,875,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT DN (BNP Paribas LOC),
1.74%, 7/07/08(a)	3,645	3,645,000
Lebanon County Health Facility RB (Evangelican Long Church Retirement Village Project) Series 2000 DN (Northern Trust LOC),
1.60%, 7/07/08(a)	2,730	2,730,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008B DN (Assured Guaranty Ltd. Insurance, Wachovia Bank SBPA),
2.10%, 7/01/08(a)	10,000	10,000,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C DN (Bank of America N.A. LOC),
2.50%, 7/07/08(a)	2,000	2,000,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 DN (Bank of America N.A. LOC),
1.70%, 7/07/08(a)	2,500	2,500,000
Montgomery County Higher Education & Health Authority RB (Pennsylvania Higher Education & Health Loan Project) Series 1996A DN (M&T Bank Corp. LOC),
1.58%, 7/07/08(a)	1,600	1,600,000
Montgomery County IDA TECP (Wachovia Bank N.A. LOC),
1.60%, 7/01/08	3,000	3,000,000
Montgomery County IDRB (Apple Fresh Foods Ltd. Project) Series 1996 AMT DN (Wachovia Bank N.A. LOC),
1.58%, 7/07/08(a)	550	550,000
Montgomery County IDRB (PECO Energy Project) Series 1999B AMT DN (Wachovia Bank N.A. LOC),
1.65%, 7/07/08(a)	4,060	4,060,000
Moon IDRB (Providence Point Project) Series 2007 DN (Bank of Scotland Plc LOC),
1.40%, 7/07/08(a)	23,220	23,220,000
New Garden General Purpose Authority RB (Municipal Pooled Financing Project) Series 2003 II DN (FSA Insurance, Bank of Nova Scotia SPBA),
1.45%, 7/07/08(a)	1,095	1,095,000
Northampton County General Purpose Authority RB (Lafayette College Project) Series 2006 DN (JPMorgan Chase & Co. SBPA),
1.70%, 7/07/08(a)	1,150	1,150,000
Northampton County General Purpose Authority RB (Lafayette College Project) Series 2007 MB,
3.35%, 12/01/08	3,000	3,000,000
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT DN (M&T Bank Corp. LOC),
1.31%, 7/07/08(a)	2,285	2,285,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT DN (Wachovia Bank N.A. LOC),
1.67%, 7/07/08(a)	1,795	1,795,000
Pennsylvania Economic Development Financing Authority RB (AMC Delancey Traditions Project) Series 2006 AMT DN (Citizens Bank of Pennsylvania LOC),
1.63%, 7/07/08(a)	3,200	3,200,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC),
1.31%, 7/07/08(a)	3,000	3,000,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E DN (M&T Bank Corp. LOC),
1.66%, 7/07/08(a)	3,925	3,925,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000D AMT DN (Wachovia Bank N.A. LOC),
1.67%, 7/07/08(a)	500	500,000

22	JUNE 30, 2008

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (Continued)
Pennsylvania Economic Development Financing Authority RB (Penn Waste, Inc. Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC),
1.26%, 7/07/08(a)	$2,000	$2,000,000
Pennsylvania Economic Development Financing Authority RB Series 2008 DN (Commerce Bank LOC),
1.94%, 7/07/08(a)	7,400	7,400,000
Pennsylvania Economic Development Financing Authority RB UBS Municipal Certificates Floaters Series 2007-07-15 DN (Landebank Hessen-Thruingen Girozentrale Liquidity Facility),
1.61%, 7/07/08(a)(b)	8,600	8,600,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB (IESI, Corp. Project) Series 2006V AMT DN (Bank of America N.A. Liquidity Facility),
1.72%, 7/07/08(a)(b)	8,700	8,700,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty),
1.89%, 7/07/08(a)	4,700	4,700,000
Pennsylvania Energy Development Authority RB (B&W Ebensburg Project) Series 1986 AMT DN (Landesbank Hessen-Thueringen Girozentrale LOC),
1.65%, 7/07/08(a)	1,125	1,125,000
Pennsylvania Energy Development Authority RB (B&W Ebensburg Project) Series 1988 AMT DN (Landesbank Hessen-Thuringen Girozentrale LOC),
1.65%, 7/07/08(a)	2,000	2,000,000
Pennsylvania GO PUTTERS Series 2006-1382 DN (JPMorgan Chase Bank Liquidity Facility),
1.58%, 7/07/08(a)(b)	2,110	2,110,000
Pennsylvania GO Series 1999 MB,
5.25%, 10/01/08	675	677,721
Pennsylvania GO Series 2004 MB,
5.00%, 7/01/08	2,450	2,450,000
Pennsylvania GO Series 2006 MB,
4.75%, 9/01/08	1,170	1,173,788
Pennsylvania GO Series 2007 ROC-RR-II-R-11056 DN (Citibank N.A. Liquidity Facility),
1.55%, 7/07/08(a)(b)	2,000	2,000,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2003B DN (Allied Irish Bank Plc LOC),
1.55%, 7/07/08(a)	2,350	2,350,000
Pennsylvania Higher Educational Facilities Authority RB (Honeysuckle Student Holding Project) Series 2004A DN (Allied Irish Bank Plc LOC),
1.55%, 7/07/08(a)	4,200	4,200,000
Pennsylvania Higher Educational Facilities Authority RB (Rosemont College Project) Series 2004O DN (Wachovia Bank N.A. LOC),
3.42%, 11/01/08(a)	900	900,000
Pennsylvania Higher Educational Facilities Authority RB (St. Joesph’s University Project) Series 1998C-4 DN (Allied Irish Bank Plc LOC),
1.45%, 7/07/08(a)	300	300,000
Pennsylvania Higher Educational Facilities Authority RB (Student Assoc. Housing, Inc. Project) Series 2006A DN (Citizens Bank of Pennsylvania LOC),
1.55%, 7/07/08(a)	7,895	7,895,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania) Series 2008-2844 (JPMorgan Chase Bank Liquidy Facility),
1.58%, 7/07/08(a)(b)	6,190	6,190,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS Series 2006-1271 DN (JPMorgan Chase Bank Liquidity Facility),
1.58%, 7/07/08(a)(b)	4,870	4,870,000
Pennsylvania Higher Educational Facilities Authority RB Series 2008A MB,
1.70%, 7/07/08	4,500	4,500,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008A DN (GO of Agency HUD Section 8 Insurance, Bank of America N.A. SBPA),
1.55%, 7/07/08(a)	10,000	10,000,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008B DN (GO of Agency HUD Section 8 Insurance, Bank of America N.A. SBPA),
1.55%, 7/07/08(a)	2,000	2,000,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008C DN (GO of Agency HUD Section 8 Insurance, Bank of America N.A. SBPA),
1.55%, 7/07/08(a)	1,400	1,400,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D DN (GO of Agency HUD Section 8 Insurance, Bank of America N.A. SBPA),
1.55%, 7/07/08(a)	2,000	2,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Municipal Trust Receipts Floaters Series 2007-2158 AMT DN (Morgan Stanley Municipal Funding Liquidity Facility),
1.70%, 7/07/08(a)(b)	746	746,500
Pennsylvania Housing Finance Agency Single Family Mortgage RB Municipal Trust Receipts Floaters Series 2008-2380 AMT DN (Morgan Stanley Municipal Funding Liquidity Facility),
1.70%, 7/07/08(a)(b)	2,300	2,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Municipal Trust Receipts Floaters Series 2008-2494 AMT DN (Morgan Stanley Municipal Funding Liquidity Facility),
1.70%, 7/07/08(a)(b)	1,600	1,600,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2006-1592 AMT DN (JPMorgan Chase Bank Liquidity Facility),
1.78%, 7/07/08(a)(b)	4,390	4,390,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT DN (JPMorgan Chase & Co. Liquidity Facility),
1.78%, 7/07/08(a)(b)	1,355	1,355,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.95%, 7/07/08(a)	1,810	1,810,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.95%, 7/07/08(a)	1,400	1,400,000

JUNE 30, 2008	23

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (Continued)
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-84D AMT DN (GO of Agency Insurance, Dexia Credit Local SBPA),
1.50%, 7/07/08(a)	$5,000	$5,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.95%, 7/07/08(a)	3,300	3,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.95%, 7/07/08(a)	7,145	7,145,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-86C AMT DN (GO of Agency Insurance, DEPFA Bank Plc SBPA),
1.50%, 7/07/08(a)	2,400	2,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-89 AMT DN (GO of Agency Insurance, DEPFA Bank Plc SBPA),
1.50%, 7/07/08(a)	7,300	7,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-90C AMT DN (DEPFA Bank Plc SBPA),
1.90%, 7/07/08(a)	9,000	9,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-91B AMT DN (GO of Agency Insurance, DEPFA Bank Plc SBPA),
1.50%, 7/07/08(a)	6,200	6,200,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-92B AMT DN (Landesbank Hessen-Thueringen Girozentrale SBPA),
2.05%, 7/07/08(a)	4,270	4,270,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT DN (Dexia Bank SBPA),
2.05%, 7/07/08(a)	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT DN (Dexia Credit Local SBPA),
1.50%, 7/07/08(a)	2,400	2,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2008-101A AMT MB,
2.35%, 3/01/09	1,300	1,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2008-101B MB,
2.15%, 3/01/09	1,600	1,600,000
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Program) Series 2008A DN (FSA Insurance, JPMorgan Chase Bank SBPA),
1.70%, 7/07/08(a)	15,000	15,000,000

Pennsylvania Public School Building Authority RB (Philadelphia School District Project) PUTTERS Series 2007-1970 DN (FSA Insurance, State Aid Withholding Insurance, JPMorgan Chase Bank Liquidity Facility),

1.61%, 7/07/08(a)(b)	3,330	3,330,000
Pennsylvania Turnpike Commission RB Series 2001U DN (Dexia Credit Local SBPA),
1.50%, 7/07/08(a)	6,800	6,800,000
Pennsylvania Turnpike Commission RB Series 2002A-1 DN (WestLB SBPA),
1.55%, 7/07/08(a)	7,225	7,225,000
Pennsylvania Turnpike Commission RB Series 2002B DN (Dexia Credit Local SBPA),
1.60%, 7/07/08(a)	440	440,000
Philadelphia Airport RB Floaters Series 2007-2157 AMT DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
1.68%, 7/07/08(a)(b)	1,700	1,700,000
Philadelphia Airport RB Series 2008DB-495 DN (FSA Insurance, Deutsche Bank A.G. Liquidity Facility),
1.61%, 7/07/08(a)(b)	2,880	2,880,000
Philadelphia Authority IDRB (Evangelical Manor Project) Series 2008 DN (Citizens Bank N.A. LOC),
1.61%, 7/07/08(a)	2,600	2,600,000
Philadelphia Authority IDRB (Fox Chase Cancer Center Project) Series 2007A DN (Citizens Bank N.A. LOC),
1.65%, 7/01/08(a)	9,000	9,000,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC),
1.53%, 7/07/08(a)	2,560	2,560,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 DN (JPMorgan Chase Bank LOC),
1.50%, 7/07/08(a)	1,050	1,050,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 DN (Morgan Guaranty Trust LOC),
1.50%, 7/07/08(a)	2,600	2,600,000
Philadelphia Authority IDRB (Greater Philadelphia Health System Project) Series 2003 DN (Commerce Bank N.A. Liquidity Facility),
1.53%, 7/07/08(a)	5,400	5,400,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 DN (Bank of America N.A. LOC),
1.50%, 7/07/08(a)	2,000	2,000,000
Philadelphia Authority IDRB (Settlement Music School Project) Series 2004 DN (Allied Irish Bank Plc),
1.80%, 7/07/08(a)	1,000	1,000,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 DN (Wachovia Bank N.A. LOC),
1.57%, 7/07/08(a)	1,930	1,930,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B DN (Landesbank Hessen-Thuringen Girozentrale LOC, JPMorgan Chase & Co. SBPA),
1.65%, 7/01/08(a)	2,535	2,535,000
Philadelphia Redevelopment Authority Multi-Family Housing RB Municipal Trust Receipts Floaters Series 2006G-1 AMT DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. SBPA),
1.61%, 7/07/08(a)(b)	20,395	20,395,000
Philadelphia School District GO Series 2008B-1 DN (State Aid Withholding Insurance, Wachovia Bank N.A. LOC),
1.43%, 7/07/08(a)	5,000	5,000,000

24	JUNE 30, 2008

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (Continued)
Philadelphia School District GO Series 2008C-1 DN (State Aid Withholding Insurance, Commerce Bank N.A. LOC),
1.55%, 7/07/08(a)	$12,100	$12,100,000
Philadelphia Water & Wastewater RB Series 2003 DN (FSA Insurance, Dexia Credit Local SBPA),
1.52%, 7/07/08(a)	2,990	2,990,000
Philadelphia Water & Wastewater RB Series 2005B DN (FSA Insurance, DEFPA Bank Plc SBPA),
1.52%, 7/07/08(a)	1,000	1,000,000
Philadelphia Water RB Munitops Trust Certificates Series 2005-15 DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA),
1.60%, 7/07/08(a)(b)	5,395	5,395,000
Pittsburgh Water & Sewer System RB Series 2007B-1 DN (FSA Insurance, JPMorgan Chase Bank SBPA),
1.50%, 7/07/08(a)	695	695,000
Quakertown General Authority RB (The Trustees of the University of Pennsylvania Project) Series 2008 MB,
1.65%, 3/05/09	3,800	3,800,000
Schuylkill County IDRB (KP-Tamaqua LP Project) Series 2007 AMT DN (Citizens Bank of Pennsylvania LOC),
1.65%, 7/07/08(a)	1,535	1,535,000
Shippensburg Borough Authority RB (Bethlehem School District Project) Series 2007 DN (FSA Insurance, Dexia Credit Local SBPA),
1.70%, 7/07/08(a)	5,600	5,600,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 DN (M&T Bank Corp. LOC),
1.16%, 7/07/08(a)	18,500	18,500,000
Southcentral General Authority RB (York Cerebral Palsy Home Project) Series 2000 DN (Fulton Bank LOC),
1.65%, 7/07/08(a)	100	100,000
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004B DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
1.80%, 7/07/08(a)	1,100	1,100,000
State Public School Building Authority RB (Philadelphia School District Project) ROC-RR-II-R-11268 DN (FSA State Aid Withholding Insurance, Citibank N.A. Liquidity Facility),
1.60%, 7/07/08(a)(b)	2,405	2,405,000
Union County IDRB (Stabler Cos., Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
1.31%, 7/07/08(a)	5,945	5,945,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2000B DN (GO of University Insurance, Lloyds TSB Bank Plc SBPA),
1.60%, 7/07/08(a)	1,300	1,300,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2005A DN (DEPFA Bank Plc SBPA),
1.60%, 7/07/08(a)	2,200	2,200,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2005C DN (GO of the University Insurance, DEPFA Bank LOC),
1.60%, 7/07/08(a)	1,000	1,000,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2006C DN (Lloyds TSB Bank Plc SBPA),
1.60%, 7/07/08(a)	800	800,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2007A DN (Fortis Bank S.A./N.V. SBPA, Banco Bilbao Vizcaya Argentaria S.A. SBPA),
1.60%, 7/07/08(a)	24,950	24,950,000
Upper Merion General Authority Lease RB Series 2003 DN (Commerce Bank N.A. LOC),
1.53%, 7/07/08(a)	105	105,000
Upper Merion Municipal Utility Authority RB (Sewer Project) Series 2003 DN (Commerce Bank N.A. LOC),
1.53%, 7/07/08(a)	6,190	6,190,000
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia Credit Local LOC),
1.75%, 9/03/08-9/10/08	17,888	17,888,000
Venango County IDRB (Scrubgrass Project) TECP (Dexia Credit Local LOC),
2.02%, 7/01/08	10,734	10,734,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 DN (Chase Manhattan LOC),
1.50%, 7/07/08(a)	1,495	1,495,000
West Cornwall Township Municipal Authority RB (General Government Loan Program) Series 2003A DN (FSA Insurance, Dexia Credit Local SBPA),
1.70%, 7/07/08(a)	1,670	1,670,000
Westmoreland County IDRB (Industrial Development McCutcheon Enterprise Project) Series 1999 AMT DN (National City Bank N.A. LOC),
2.14%, 7/07/08(a)	1,445	1,445,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 DN (M&T Bank Corp. LOC),
1.66%, 7/07/08(a)	3,600	3,600,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 DN,
2.25%, 7/07/08(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT DN (Wachovia Bank N.A. Liquidity Facility),
1.67%, 7/07/08(a)	1,195	1,195,000
York County IDRB (Raich Family Ltd. Partner Project) Series 2000 AMT DN (M&T Bank Corp. LOC),
1.31%, 7/07/08(a)	1,880	1,880,000
York County IDRB (York Sheet Metal, Inc. Project) Series 1998 DN (Wachovia Bank N.A. LOC),
1.58%, 7/07/08(a)	2,165	2,165,000

JUNE 30, 2008	25

Schedule of Investments (concluded)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (Continued)
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC),
1.21%, 7/07/08(a)	$5,410	$5,410,000

		647,860,009

Puerto Rico — 1.2%

Commonwealth of Puerto Rico GO Series 2007 TRAN (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank S.A./N.V., Banco Bilbao Vizcaya Argentaria S.A., KBC Bank N.V. and Banco Santander Central Hisapano LOC),

4.25%, 7/30/08	7,500	7,504,950

Total Investments (Cost — $655,364,959*) — 99.9%		655,364,959
Other Assets in Excess of Liabilities — 0.1%		796,713

Net Assets — 100.0%		$656,161,672

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

•	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Pennsylvania Economic Development Financing Authority RB P-Float Trust Receipts Series 2004-1282 AMT DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	$5,000,000	—	$18,945

Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA)	—	$19,225,000	—	$72,017

Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-82B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	—	$10,835,000	—	$41,025

Philadelphia Redevelopment Authority RB Spear DB-134 Series 2005 AMT DN (FGIC Insurance, Deutsche Bank Liquidity Facility)	—	$10,295,000	—	$70,548

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

26	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico — 10.9%

Commonwealth of Puerto Rico GO Series 2007 TRAN (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank S.A./N.V., Banco Bilbao Vizcaya Argentaria S.A., KBC Bank N.V. and Banco Santander Central Hisapano LOC),

4.25%, 7/30/08	$4,000	$4,002,640
Puerto Rico Electric Power Authority RB Series 2007 SGB-69 DN (FSA Insurance, Societe General Group LOC),
1.65%, 7/01/08(a)(b)	1,000	1,000,000
Puerto Rico Electric Power Authority RB Series 2007 SGC-19 DN (FSA Insurance, Societe General Group Liquidity Facility),
1.55%, 7/07/08(a)(b)	1,780	1,780,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1991 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility),
1.75%, 7/07/08(a)(b)	2,890	2,890,000

		9,672,640

Virginia — 88.8%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC),
1.53%, 7/07/08(b)	2,400	2,400,000
Alexandria IDRB (Goodwin House Project) Series 2005 DN (Wachovia Bank N.A. LOC),
1.95%, 7/01/08(b)	100	100,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 DN (M&T Bank Corp. LOC),
1.71%, 7/07/08(b)	3,205	3,205,000
Arlington County IDRB (Woodbury Park Project) Series 2005A DN (Federal Home Loan Mortgage Liquidity Facility),
1.55%, 7/07/08(b)	1,420	1,420,000
Charlottesville IDA Educational Facilities RB (University of Virginia Foundation Project) Series 2006B DN (Wachovia Bank N.A. LOC),
1.48%, 7/07/08(b)	2,400	2,400,000
Clarke County IDA Hospital Facilities RB (Winchester Medical Center, Inc. Project) Series 2000 DN (FSA Insurance, Morgan Guaranty Trust SBPA),
1.57%, 7/07/08(b)	925	925,000
Fairfax County Economic Development Authority RB (National Industries for Severe Handicap Project) Series 2002 DN (SunTrust Bank LOC),
1.53%, 7/07/08(b)	450	450,000
Fairfax County Economic Development Authority RB (Smithsonian Institute Project) Series 2006A DN (Bank of America N.A. LOC),
1.40%, 7/07/08(b)	4,185	4,185,000
Fairfax County Economic Development Authority RB Munitops Trust Certificates (Route 28 Project) Series 2003 DN (MBIA Insurance, ABN-AMRO Bank SBPA),
1.90%, 7/07/08(a)(b)	2,500	2,500,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 DN,
1.54%, 7/07/08(b)	3,200	3,200,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005C-1 DN,
1.54%, 7/07/08(b)	3,245	3,245,000
Farmville IDA Educational Facilities RB (Longwood Student Housing Projects) Series 2007 DN (Assured Guaranty Ltd., Bank of America N.A. SBPA),
1.55%, 7/07/08(b)	3,000	3,000,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 DN (Federal National Mortgage Assoc. Credit Support & LOC),
1.55%, 7/07/08(b)	400	400,000
Hanover County IDA Residential Care Facility RB (Covenent Woods Project) Series 1999 DN (Branch Banking & Trust Co. LOC),
1.61%, 7/07/08(b)	350	350,000
Henrico County Public Improvement GO Series 2008 MB,
5.00%, 12/01/08	1,190	1,204,254
Loudoun County IDRB (Hill School Project) Series 2002 DN (SunTrust Bank LOC),
1.53%, 7/07/08(b)	2,490	2,490,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003A DN,
1.35%, 7/07/08(b)	1,300	1,300,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003B DN,
1.35%, 7/07/08(b)	3,000	3,000,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003E DN,
1.48%, 7/01/08(b)	1,000	1,000,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F DN,
1.48%, 7/07/08(b)	1,095	1,095,000
Louisa County IDRB (Pooled Financing Project) Series 1995 DN (Bank of America N.A. LOC),
1.55%, 7/07/08(b)	165	165,000
Louisa IDA PCRB (Virginia Electric & Power Co. Project) Series 2008 TECP,
1.85%, 7/16/08	1,100	1,100,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 DN (Bank of America N.A. LOC),
1.55%, 7/07/08(b)	200	200,000
Norfolk Redevelopment & Housing Authority RB (Harbor’s Edge Project) Series 2004B DN (HSH Nordbank AG LOC),
1.57%, 7/07/08(b)	3,700	3,700,000
Richmond IDRB (Diocese of Virginia Church School Project) Series 2005 DN (SunTrust Bank LOC),
2.73%, 7/01/08(b)	2,100	2,100,000
Roanoke Public Improvement GO Series 2008 MB (State Aid Withholding Insurance),
3.25%, 2/01/09	1,660	1,670,066
University of Virginia RB Munitops Trust Certificates Series 2005-48 DN (ABN-AMRO Bank N.V. SBPA),
1.59%, 7/07/08(a)(b)	3,500	3,500,000
Upper Occoquan Sewer Authority RB Munitops Trust Certificates Series 2007-30 DN (ABN-AMRO Bank N.V. SBPA),
1.60%, 7/07/08(a)(b)	1,600	1,600,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 DN (Branch Banking & Trust Co. LOC),
1.61%, 7/07/08(b)	700	700,000

JUNE 30, 2008	27

Schedule of Investments (concluded)	Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia (Continued)
Virginia Beach GO MERLOTS Trust Receipts Series 2007D-11 DN (Wachovia Bank N.A. LOC),
1.86%, 7/07/08(a)(b)	$1,470	$1,470,000
Virginia Biotechnology Research Partnership Authority RB (Virginia Blood Services Project) Series 2006 DN (SunTrust Bank LOC),
1.53%, 7/07/08(b)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2006B DN (Wachovia Bank N.A. SBPA),
2.90%, 7/01/08(b)	600	600,000
Virginia College Building Authority Educational Facilities RB Series 2003-379 DN (JPMorgan Chase & Co. LOC),
1.60%, 7/07/08(a)(b)	4,605	4,605,000
Virginia Commonwealth Transportation Board RB Series 2007-1807B DN (JPMorgan Chase & Co. LOC),
1.60%, 7/07/08(a)(b)	1,105	1,105,000
Virginia Commonwealth Transportation Board RB Series 2007 ROC-RR-II-R-10076 DN (Citibank N.A. Liquidity Facility),
1.55%, 7/07/08(a)(b)	1,200	1,200,000
Virginia Commonwealth University Health Systems Authority RB Series 2008B DN (Branch Banking & Trust Co. LOC),
2.25%, 7/01/08(b)	600	600,000
Virginia Public Building Authority RB Series 2003A MB,
4.00%, 8/01/08	500	500,505
Virginia Public Building Authority RB Series 2005D DN (Dexia Bank SBPA),
1.45%, 7/07/08(b)	2,200	2,200,000
Virginia Public School Authority RB (School Financing Project) Series 2004A MB (State Aid Withholding Insurance),
5.00%, 8/01/08	620	620,886
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility),
1.55%, 7/07/08(a)(b)	1,840	1,840,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC),
1.55%, 7/07/08(a)(b)	3,600	3,600,000
Virginia Resources Authority Clean Water RB UBS Municipal Certificates Floaters (Clean Water State Revolving Project) Series 2007 DN (Bank of New York LOC),
1.61%, 7/07/08(a)(b)	2,700	2,700,000
Virginia Small Business Financing Authority RB (Children’s Hospital-Kings Project) Series 2006 DN (Wachovia Bank N.A. LOC),
1.45%, 7/07/08(b)	3,380	3,380,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC),
1.61%, 7/07/08(b)	1,500	1,500,000

		79,125,711

		Value
Total Investments (Cost — $88,798,351*) — 99.7%		$88,798,351
Other Assets in Excess of Liabilities — 0.3%		252,270

Net Assets — 100.0%		$89,050,621

*	Aggregate cost for federal income tax purposes.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

•	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Virginia Commonwealth University RB Series 2006A DN (AMBAC Insurance, Wachovia Bank N.A. Liquidity Facility)	—	$2,400,000	—	$21,709

Virginia Resources Authority Clean Water RB P-Float Trust Receipts Series 2000 PA-790 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Captial Services SBPA)	—	$505,000	—	$1,916

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

28	JUNE 30, 2008

Item 2 – Controls and Procedures

2(a)–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: August 22, 2008